    As filed with the Securities and Exchange Commission on April 25, 2001.


                                                      Registration No. 333-51293




                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                                    FORM S-6

              FOR REGISTRATION UNDER THE SECURITIES ACT ON 1933 OF
               SECURITIES ON UNIT INVESTMENT TRUSTS REGISTERED ON
                                   FORM N-8B-2


                         POST-EFFECTIVE AMENDMENT NO. 3



                            SEPARATE ACCOUNT FOUR OF
                    THE MANUFACTURERS LIFE INSURANCE COMPANY
                                   OF AMERICA
                           (Exact name of Registrant)


               THE MANUFACTURERS LIFE INSURANCE COMPANY OF AMERICA
                               (Name of Depositor)


                              38500 Woodward Avenue
                        Bloomfield Hills, Michigan 48304
              (Address of Depositor's Principal Executive Offices)


                 James D. Gallagher                                    Copy to:
           Secretary and General Counsel                        J. Sumner Jones, Esq.
The Manufacturers Life Insurance Company of America             Jones & Blouch L.L.P.
                 73 Tremont Street                         1025 Thomas Jefferson Street, NW
                  Boston, MA 02108                               Washington, DC 20007
      (Name and Address of Agent for Service)

It is proposed that this filing will become effective:


[___] immediately upon filing pursuant to paragraph (b) of Rule 485

[_X_] on April 30, 2001 pursuant to paragraph (b) of Rule 485

[___] 60 days after filing pursuant to paragraph (a)(1) of Rule 485 [___] on (date) pursuant to paragraph (a)(2) of Rule 485

                            SEPARATE ACCOUNT FOUR OF
               THE MANUFACTURERS LIFE INSURANCE COMPANY OF AMERICA
                       REGISTRATION STATEMENT ON FORM S-6
                              CROSS-REFERENCE SHEET

FORM
N-8B-2
ITEM NO.   CAPTION IN PROSPECTUS
1          Cover Page; General Information About Manufacturers (Separate Account
           Four)

2          Cover Page; General Information About Manufacturers (Manufacturers
           Life of America)

3          *

4          Other Information (Distribution of the Policy)

5          General Information About Manufacturers Life (Separate Account Four)

6          General Information About Manufacturers (Separate Account Four)

7          *

8          *

9          Other Information (Litigation)

10         Death Benefits; Premium Payments; Charges and Deductions; Policy
           Value; Policy Loans; Policy Surrender and Partial Withdrawals; Lapse and Reinstatement; Other Provisions of the Policy; Other Information
11         General Information About Manufacturers (Manufacturers Investment
           Trust)

12         General Information About Manufacturers (Manufacturers Investment
           Trust)

13         Charges and Deductions

14         Issuing A Policy; Other Information (Responsibilities Assumed By
           Manufacturers Life)

15         Issuing A Policy

16         **

17         Policy Surrender and Partial Withdrawals

18         General Information About Manufacturers

19         Other Information (Reports to Policyholders; Responsibilities Assumed
           By Manufacturers Life)

20         *

21         Policy Loans

22         *

23         **

24         Other Provisions of the Policy

25         General Information About Manufacturers (Manufacturers Life of
           America)

26         *

27         **

28         Other Information (Officers and Directors)

29         General Information About Manufacturers (Manufacturers Life of
           America)

30         *

31         *

32         *

33         *

34         *

35         **

36         *

37         *

38         Other Information (Distribution of the Policies; Responsibilities of
           Manufacturers Life)

39         Other Information (Distribution of the Policies)

40         *

41         **

42         *

43         *

44         Policy Values --Determination of Policy Value; Units and Unit Values)

45         *

46         Policy Surrender and Partial Withdrawals; Other Information --
           Payment of Proceeds)

47         General Information About Manufacturers (Manufacturers Investment
           Trust)

48         *

49         *

50         General Information About Manufacturers

51         Issuing a Policy; Death Benefits; Premium Payments; Charges and
           Deductions; Policy Value; Policy Loans; Policy Surrender and Partial
           Withdrawals; Lapse and Reinstatement; Other Policy Provisions
52         Other Information (Substitution of Portfolio Shares)

53         **

54         *

55         *

56         *

57         *

58         *

59         Financial Statements

*           Omitted since answer is negative or item is not applicable.

**          Omitted.

                                     PART I

                     INFORMATION CONTAINED IN THE PROSPECTUS

PROSPECTUS
SEPARATE ACCOUNT FOUR OF THE MANUFACTURERS LIFE INSURANCE COMPANY OF AMERICA

                                  CORPORATE VUL
                A FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE POLICY

This prospectus describes Corporate VUL, a flexible premium variable universal life insurance policy (the "Policy") offered by The Manufacturers Life Insurance Company of America (the "Company," "Manufacturers Life Of America," "we" or "us").

 The Policy is designed for use by corporations and other employers to provide life insurance and to fund other employee benefits.

The Policy is designed to provide lifetime insurance protection together with flexibility as to the timing and amount of premium payments, the investments underlying the Policy Value, and the amount of insurance coverage.

The Policy provides for:

(1) a Net Cash Surrender Value that can be obtained by surrendering the Policy;
(2) policy loans and partial withdrawals; and
(3) an insurance benefit payable at the life insured's death.

The Policy will remain in force so long as the Net Cash Surrender Value is sufficient to cover charges assessed against the Policy.

Policy Value may be accumulated on a fixed basis or vary with the investment performance of the sub-accounts of Manufacturers Life of America's Separate Account Four (the "Separate Account") to which the policyholder allocates net premiums. The assets of each sub-account will be used to purchase shares of a particular investment portfolio (a "Portfolio") of Manufacturers Investment Trust (the "Trust"). The accompanying prospectus for the Trust, and the corresponding statement of additional information, describe the investment objectives of the Portfolios. The Portfolios available for allocation of net premiums are shown in the Policy Summary under "Investment Options and Fees". Other sub-accounts and Portfolios may be added in the future.

BECAUSE OF THE SUBSTANTIAL NATURE OF THE SURRENDER CHARGES, THE POLICY IS NOT SUITABLE FOR SHORT-TERM INVESTMENT PURPOSES. ALSO, PROSPECTIVE PURCHASERS SHOULD NOTE THAT IT MAY NOT BE ADVISABLE TO PURCHASE A POLICY AS A REPLACEMENT FOR EXISTING INSURANCE.

The Securities and Exchange Commission (the "SEC") maintains a web site (http://www.sec.gov) that contains material incorporated by reference and other information regarding registrants that file electronically with the SEC.

PLEASE READ THIS PROSPECTUS CAREFULLY AND KEEP IT FOR FUTURE REFERENCE. IT IS VALID ONLY WHEN ACCOMPANIED BY A CURRENT PROSPECTUS FOR THE TRUST.

THE SEC HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.


               The Manufacturers Life Insurance Company of America
                              38500 Woodward Avenue
                        Bloomfield Hills, Michigan 48304



                  THE DATE OF THIS PROSPECTUS IS MAY 1, 2001.

TABLE OF CONTENTS


DEFINITIONS....................................................    6
POLICY SUMMARY.................................................    7
    General....................................................    7
    Death Benefits.............................................    7
    Premiums...................................................    7
    Policy Value...............................................    8
    Policy Loans...............................................    8
    Surrender and Partial Withdrawals..........................    8
    Lapse and Reinstatement....................................    8
    Charges and Deductions.....................................    8
    Investment Options and Investment Advisers.................    8
    Table of Charges and Deductions............................    9
    Table of Investment Management Fees and Expenses..........    10
    Table of Investment Options and Investment Subadvisers....    12
GENERAL INFORMATION ABOUT MANUFACTURERS.......................    12
    Manufacturers Life of America.............................    14
    The Separate Account......................................    14
    The Trust.................................................    14
    Investment Objectives of the Portfolios...................    15
ISSUING A POLICY..............................................    15
    Use of the Policy.........................................    19
    Requirements..............................................    19
    Temporary Insurance Agreement.............................    20
    Underwriting..............................................    20
    Right to Examine the Policy...............................    20
DEATH BENEFITS................................................    21
    Life Insurance Qualification..............................    21
    Death Benefit Options.....................................    22
    Changing the Face Amount..................................    23
PREMIUM PAYMENTS..............................................    24
    Initial Premiums..........................................    24
    Subsequent Premiums.......................................    24
    Maximum Premium Limitation................................    24
    Premium Allocation........................................    24
CHARGES AND DEDUCTIONS........................................    25
    Amount Deducted from Premiums.............................    25
    Surrender Charges.........................................    25
    Monthly Charges...........................................    26
    Charges Assessed Against Assets of the Investment Accounts    27
    Charges for Transfers.....................................    27
    Reduction in Charges......................................    27
    Company Tax Considerations................................    27
POLICY VALUE..................................................    27
    Determination of the Policy Value.........................    27
    Units and Unit Values.....................................    28
    Transfers of Policy Value.................................    28
POLICY LOANS..................................................    29
    Maximum Loan..............................................    29
    Effect of Policy Loan.....................................    29
    Interest Charged on Policy Loans..........................    29
    Loan Account..............................................    29
POLICY SURRENDER AND PARTIAL WITHDRAWALS......................    30
    Policy Surrender..........................................    30
    Partial Withdrawals.......................................    30
LAPSE AND REINSTATEMENT.......................................    30
    Lapse.....................................................    30

    Reinstatement.............................................    31
THE GENERAL ACCOUNT...........................................    31
    Guaranteed Interest Account...............................    31
OTHER PROVISIONS OF THE POLICY................................    32
    Policyholder Rights.......................................    32
    Beneficiary...............................................    32
    Incontestability..........................................    32
    Misstatement of Age or Sex................................    32
    Suicide Exclusion.........................................    32
    Supplementary Benefits....................................    32
TAX TREATMENT OF THE POLICY...................................    33
    Life Insurance Qualification..............................    33
    Tax Treatment of Policy Benefits..........................    34
    Alternate Minimum Tax.....................................    37
    Income Tax Reporting......................................    37
OTHER INFORMATION.............................................    37
    Payment of Proceeds.......................................    37
    Reports to Policyholders..................................    37
    Distribution of the Policies..............................    38
    Responsibilities of Manufacturers Life....................    38
    Voting Rights.............................................    38
    Substitution of Portfolio Shares..........................    39
    Records and Accounts......................................    39
    State Regulations.........................................    39
    Litigation................................................    39
    Independent Auditors......................................    39
    Further Information.......................................    40
    Officers and Directors....................................    41
DEATH BENEFIT SCHEDULE WITH FLEXIBLE TERM INSURANCE OPTION....    44
APPENDIX A - ILLUSTRATIONS....................................    A-1
APPENDIX B - AUDITED FINANCIAL STATEMENTS.....................    B-1


THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFERING IN ANY JURISDICTION IN WHICH SUCH OFFERING MAY NOT LAWFULLY BE MADE. NO PERSON IS AUTHORIZED TO MAKE ANY REPRESENTATIONS IN CONNECTION WITH THIS OFFERING OTHER THAN THOSE CONTAINED IN THIS PROSPECTUS, THE PROSPECTUS OF MANUFACTURERS INVESTMENT TRUST, OR THE STATEMENT OF ADDITIONAL INFORMATION OF MANUFACTURERS INVESTMENT TRUST.


The purpose of this variable life insurance policy is to provide insurance protection for the beneficiary named therein. No claim is made that this variable life insurance policy is in any way similar or comparable to a systematic investment plan of a mutual fund.


Examine this prospectus carefully. The Policy Summary will briefly describe the Policy. More detailed information will be found further in the prospectus.

DEFINITIONS

Attained Age
is the Issue Age of the life insured plus the number of completed Policy Years.

Business Day
is any day that the New York Stock Exchange is open for business. A Business Day ends at the close of regularly scheduled trading of the New York Stock Exchange (currently 4:00 p.m. Eastern Time) on that day.

Case
is a group of Policies covering individuals with common employment or other relationship, independent of the Policies.

Cash Surrender Value
is the Policy Value less the Surrender Charge and any outstanding monthly deductions due.

Due Proof of Death
Due Proof of Death is required upon the death of the insured. One of the following must be received at the Service Office:

(a)      A certified copy of a death certificate;
(b) A certified copy of a decree of a court of competent jurisdiction as to the finding of death; or
(c)      Any other proof satisfactory to the Company.

Effective Date
is the date when the first monthly deductions are taken. The Effective Date is the later of:

(a) the date the Company approves issuance of the Policy; and
(b) the date the Company receives at least the initial premium.

Guaranteed Interest Account
is that part of the Policy Value which reflects the value the policyholder has in the general account of the Company.

Home Office
is the main office of the Company.

Investment Account
is that part of the Policy Value which reflects the value the policyholder has in one of the sub-accounts of the Separate Account.

Issue Age
is the life insured's age on the birthday closer to the Policy Date.

Issue Date
is the date the Company issued the Policy. The Issue Date is also the date from which the Suicide and Incontestability provisions of the Policy are measured.

Loan Account
is that part of the Policy Value which reflects policy loans and interest credited to the Policy Value in connection with such loans.

Net Cash Surrender Value
is the Cash Surrender Value less the Policy Debt.

Net Policy Value
is the Policy Value less the value in the Loan Account.

Net Premium
is the premium paid less the Premium Load.

Policy Anniversary
is the same date each year as the Policy Date.

Policy Date
is the date coverage takes effect under the Policy, provided the Company receives the minimum initial premium at its Service Office, and the date from which charges for the first monthly deduction are calculated and from which Policy Years, Policy Months, and Policy Anniversaries are determined.

Policy Debt
as of any date is the aggregate amount of policy loans, including borrowed and accrued interest, less any loan repayments.

Policy Year
is a period beginning on a Policy Anniversary and ending on the day immediately preceding the next Policy Anniversary

Policy Value
is the sum of the values in the Loan Account, the Guaranteed Interest Account, and the Investment Accounts.

Service Office
is McCamish Systems, L.L.C., 6425 Powers Ferry Road, Atlanta, Georgia 30339, or such other service center or address as the Company may hereafter specify to the policyholder by written notice.

Target Premium
is an amount used to measure the Surrender Charge under a Policy. The Target Premium is based on the Face Amount, as well as the insured's age at issue and sex, and is set forth in the Policy.

POLICY SUMMARY

GENERAL


The Policy is a flexible premium variable universal life insurance policy. The following summary is intended to provide a general description of the most important features of the Policy. It is not comprehensive and is qualified in its entirety by the more detailed information contained in this prospectus. Unless otherwise indicated or required by the context, the discussion throughout this prospectus assumes that the Policy has not gone into default, there is no outstanding Policy Debt, and the death benefit is not determined by the minimum death benefit percentage. The Policy's provisions may vary in some states and the terms of your Policy and any endorsement or rider, supersede the disclosure in this prospectus.


DEATH BENEFITS

The Policy provides a death benefit in the event of the death of the life insured. There are two death benefit options. Under Option 1 the death benefit is the Face Amount of the Policy at the date of death or, if greater, the Minimum Death Benefit. Under Option 2 the death benefit is the Face Amount plus the Policy Value of the Policy at the date of death or, if greater, the Minimum Death Benefit. The policyholder may change the death benefit option and increase or decrease the Face Amount.

PREMIUMS

Premium payments may be made at any time and in any amount, subject to certain limitations as described under "Premium Payments - Subsequent Premiums." Net Premiums will be allocated, according to the policyholder's instructions, to one or more of the general account and the sub-accounts of Manufacturers Life of America's Separate Account Four. Allocation instructions may be changed at any time and transfers among the accounts may be made.

POLICY VALUE

The Policy has a Policy Value reflecting premiums paid, certain charges for expenses and cost of insurance, and the investment performance of the accounts to which the policyholder has allocated premiums. The policyholder may obtain a portion of the Policy Value by taking a policy loan or a partial withdrawal, or by full surrender of the Policy.

POLICY LOANS

The policyholder may borrow against the Cash Surrender Value of the Policy. Loan interest at a rate of 5.00% is due and payable in arrears on each Policy Anniversary. All outstanding Policy Debt will be deducted from proceeds payable at the insured's death, or upon surrender.

SURRENDER AND PARTIAL WITHDRAWALS

The policyholder may make a partial withdrawal of the Policy Value. A partial withdrawal may result in a reduction in the Face Amount of the Policy and an assessment of a portion of the surrender charges to which the Policy is subject.

A Policy may be surrendered for its Net Cash Surrender Value at any time while the life insured is living. The Net Cash Surrender Value is equal to the Policy Value less Surrender Charges and outstanding monthly deductions due minus the Policy Debt.

LAPSE AND REINSTATEMENT

A Policy will lapse (and terminate without value) when the Net Cash Surrender Value is insufficient to pay the next monthly deduction and a grace period of 61 days expires without an adequate payment being made by the policyholder.

The Policies, therefore, differ in two important respects from conventional life insurance policies. First, the failure to make planned premium payments will not itself cause a Policy to lapse. Second, a Policy can lapse even if planned premiums have been paid.

A lapsed Policy may be reinstated by the policyholder at any time within the five year period following lapse if the Policy was not surrendered for its Net Cash Surrender Value. Evidence of insurability is required, along with a certain amount of premium as described under "Reinstatement."

CHARGES AND DEDUCTIONS

The Company assesses certain charges and deductions in connection with the Policy. These include charges assessed monthly for cost of insurance and administration expenses, charges assessed daily against the assets invested in the Investment Account, and loads deducted from premiums paid. These charges are summarized in the Table of Charges and Deductions.

INVESTMENT OPTIONS AND INVESTMENT ADVISERS

Net Premiums may be allocated to the general account or to one or more of the sub-accounts of Manufacturers Life of America's Separate Account Four. Each of the sub-accounts invests in the shares of one of the Portfolios of the Trust. The Trust receives investment advisory services from Manufacturers Securities Services, LLC ("MSS"). MSS is a registered investment adviser under the Investment Advisers Act of 1940. The Trust also employs subadvisers. The Table of Investment Options and Investment Subadvisers shows the subadvisers that provide investment subadvisory services to the indicated Portfolios.


Allocating net premiums only to one or a small number of the investment options (other than the Lifestyle Trusts) should not be considered a balanced investment strategy. In particular, allocating net premiums to a small number of investment options that concentrate their investments in a particular business or market sector will increase the risk that the value of the Policy will be more volatile since these investment options may react similarly to business or market specific events. Examples of business or market sectors where this risk historically has been and may continue to be particularly high include: (a) technology related businesses, including internet related businesses, (b) small cap securities and (c) foreign securities. The Company does not provide advice regarding appropriate investment allocations. The policyowner should discuss this matter with his or her financial adviser.


INVESTMENT MANAGEMENT FEES AND EXPENSES

The Separate Account purchases shares of the Portfolios at net asset value. The net asset value of those shares reflects investment management fees and certain expenses. The fees and expenses of each Portfolio for the Trust's last fiscal year are shown in the Table of Investment Management Fees and Expenses. These fees and expenses are described in detail in the accompanying Trust prospectus to which reference should be made.

TABLE OF CHARGES AND DEDUCTIONS
Amount Deducted from Premiums
                                       2.00% of the premium paid.

Surrender Charges                      The Company will assess a Surrender Charge if, during the
                                       first 10 years following the Policy Date or the effective date of a Face Amount increase, the Policy is surrendered or
                                       lapses. The Surrender Charge is expressed as a percentage of total premiums paid from the Effective Date to the Policy Year shown. However, premiums paid in any year in excess of the
                                       Target Premium, and premiums paid after the fifth Policy Year are not included in the determination of total premiums paid.
                                       Percentages are as follows:

                                       Policy Year      Percentage       Policy Year      Percentage
                                            1             10.00%              6             5.00%
                                            2              7.50%              7             4.00%
                                            3              5.00%              8             3.00%
                                            4              5.00%              9             2.00%
                                            5              5.00%             10+            0.00%

                                       The Target Premium is based on the Face Amount, as
                                       well as the insured's age at issue and sex, and is
                                       set forth in the Policy.

                                       A portion of the Surrender Charge may be assessed on
                                       a partial withdrawal or a decrease in the Face
                                       Amount. See "Charges and Deductions - Surrender
                                       Charges on a Partial Withdrawal" and "Death Benefits
                                       - Changing the Face Amount - Surrender Charges
                                       Assessed on a Decrease."

Monthly Deductions                     The following charges will be deducted from Net Policy Value:

                                       An administration charge of $12.

                                       The cost of insurance charge.

                                       Any additional charges for supplementary benefits.

Investment Account Charges             A mortality and expense risk charge is
                                       assessed daily against the value of the
                                       Investment Account assets. This charge
                                       varies by Policy Year as follows:

                                                                           Annual Mortality and
                                               Policy Years                Expense Risk Charge
                                                   1-10                           0.75%
                                                   11+                            0.40%

Loan Charges                           A fixed loan interest rate of 5.00%.

                                       Interest credited to amounts in the Loan
                                       Account will be equal to the 5.00% rate
                                       charged to the loan less the following
                                       Loan Spread:

                                               Policy Years                Loan Spread
                                                   1-10                       1.00%
                                                  11-20                       0.50%
                                                   21+                        0.25%

Transfer Charge                        A charge of $25 per transfer for each transfer in
                                       excess of 12 in a Policy Year.

TABLE OF INVESTMENT MANAGEMENT FEES AND EXPENSES

TRUST ANNUAL EXPENSES


(as a percentage of Trust average net assets for the fiscal year ended December 31, 2000)



                                                         OTHER EXPENSES
                                      MANAGEMENT         (AFTER EXPENSE           TOTAL TRUST
TRUST PORTFOLIO                          FEES            REIMBURSEMENT)         ANNUAL EXPENSES
                                                                                (AFTER EXPENSE
                                                                                REIMBURSEMENT)
-----------------------------------------------------------------------------------------------
Internet Technologies ......            1.150%               0.130%               1.280%(E)
Pacific Rim Emerging Markets            0.850%               0.180%               1.030%
Telecommunications .........            1.100%               0.130%               1.230%(A)
Science & Technology .......            1.100%(F)            0.040%               1.140%
International Small Cap ....            1.100%               0.440%               1.540%
Health Sciences ............            1.100%(F)            0.130%               1.230%(A)
Aggressive Growth ..........            1.000%               0.070%               1.070%
Emerging Small Company .....            1.050%               0.050%               1.100%
Small Company Blend ........            1.050%               0.140%               1.190%
Dynamic Growth .............            1.000%               0.070%               1.070%(E)
Mid Cap Growth .............            1.000%               0.280%               1.280%(A)
Mid Cap Opportunities ......            1.000%               0.230%               1.230%(A)
Mid Cap Stock ..............            0.925%               0.075%               1.000%
All Cap Growth .............            0.950%               0.050%               1.000%
Financial Services .........            0.950%               0.090%               1.040%(A)
Overseas ...................            0.950%               0.200%               1.150%
International Stock ........            1.050%(F)            0.180%               1.230%
International Value ........            1.000%               0.180%               1.180%
Capital Appreciation .......            0.900%               0.500%(H)            1.400%(H)
Strategic Opportunities I ..            0.850%               0.050%               0.900%
Quantitative Mid Cap .......            0.800%               0.070%               0.870%(A)
Global Equity ..............            0.900%               0.120%               1.020%
Strategic Growth ...........            0.900%               0.120%               1.020%(A)
Growth .....................            0.850%               0.050%               0.900%
Large Cap Growth ...........            0.875%               0.065%               0.940%
All Cap Value ..............            0.950%               0.140%               1.090%(A)
Capital Opportunities ......            0.900%               0.160%               1.060%(A)
Quantitative Equity ........            0.700%               0.050%               0.750%
Blue Chip Growth ...........            0.875%(F)            0.035%               0.910%
Utilities ..................            0.900%               0.270%               1.170%(A)
Real Estate Securities .....            0.800%(A)            0.060%               0.860%
Small Company Value ........            1.050%(F)            0.190%               1.240%
Mid Cap Value ..............            0.950%               0.160%               1.110%(A)
Value ......................            0.800%               0.060%               0.860%
Equity Index J .............            0.250%               0.150%(J)            0.400%(J)
Tactical Allocation ........            0.900%               0.430%               1.330%(E)
Fundamental Value ..........            0.950%               0.130%               1.080%(A)
Growth & Income ............            0.750%               0.040%               0.790%
U.S. Large Cap Value .......            0.875%               0.055%               0.930%
Equity-Income ..............            0.875%(F)            0.035%               0.910%
Income & Value .............            0.800%               0.060%               0.860%
Balanced ...................            0.704%(A)            0.060%               0.764%
High Yield .................            0.775%               0.065%               0.840%
Strategic Bond .............            0.775%               0.095%               0.870%
Global Bond ................            0.800%               0.200%               1.000%
Total Return ...............            0.775%               0.065%               0.840%
Investment Quality Bond ....            0.650%               0.080%               0.730%
Diversified Bond ...........            0.750%               0.060%               0.810%
U.S. Government Securities .            0.650%               0.070%               0.720%

Money Market ...............            0.500%               0.040%               0.540%
Small Cap Index ............            0.525%               0.075%(G)            0.600%(E)
International Index ........            0.550%               0.050%(G)            0.600%(E)
Mid Cap Index ..............            0.525%               0.075%(G)            0.600%(E)
Total Stock Market Index ...            0.525%               0.075%(G)            0.600%(E)
500 Index ..................            0.525%               0.025%(G)            0.550%(E)
Lifestyle Aggressive 1000(D)            0.070%               1.050%(B)            1.120%(C)
Lifestyle Growth 820(D).....            0.055%               0.980%(B)            1.035%(C)
Lifestyle Balanced 640(D)...            0.055%               0.890%(B)            0.945%(C)
Lifestyle Moderate 460(D)...            0.064%               0.820%(B)            0.884%(C)
Lifestyle Conservative 280(D)           0.075%               0.780%(B)            0.855%(C)


-----------------

(A)      Based on estimates to be made during the current fiscal year.

(B)      Reflects expenses of the Underlying Portfolios.

(C) The investment adviser to the Trust, Manufacturers Securities Services, LLC ("MSS" or the "Adviser") has voluntarily agreed to pay certain expenses of each Lifestyle Trust (excluding the expenses of the Underlying Portfolios) as follows:



         If total expenses of a Lifestyle Trust (absent reimbursement) exceed 0.075%, the Adviser will reduce the advisory fee or reimburse expenses of that Lifestyle Trust by an amount such that total expenses of the Lifestyle Trust equal 0.075%. If the total expenses of the Lifestyle Trust (absent reimbursement) are equal to or less than 0.075%, then no expenses will be reimbursed by the Adviser. (For purposes of the expense reimbursement, total expenses of a Lifestyle Trust includes the advisory fee but excludes (a) the expenses of the Underlying Portfolios, (b) taxes, (c) portfolio brokerage, (d) interest, (e) litigation and (f) indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the Trust's business.)



         This voluntary expense reimbursement may be terminated at any time. If such expense reimbursement was not in effect, Total Trust Annual Expenses would be higher (based on current advisory fees and the Other Expenses of the Lifestyle Trusts for the fiscal year ended December 31,
         2000) as noted in the chart below:



                                          MANAGEMENT         OTHER            TOTAL TRUST
      TRUST PORTFOLIO                        FEES           EXPENSES        ANNUAL EXPENSES
-------------------------------------------------------------------------------------------
      Lifestyle Aggressive 1000........     0.070%            1.075%            1.145%
      Lifestyle Growth 820 ............     0.055%            0.990%            1.045%
      Lifestyle Balanced 640 ..........     0.055%            0.900%            0.955%
      Lifestyle Moderate 460 ..........     0.064%            0.845%            0.909%
      Lifestyle Conservative 280.......     0.075%            0.812%            0.887%


(D) Each Lifestyle Trust will invest in shares of the Underlying Portfolios. Therefore, each Lifestyle Trust will bear its pro rata share of the fees and expenses incurred by the Underlying Portfolios in which it invests, and the investment return of each Lifestyle Trust will be net of the Underlying Portfolio expenses. Each Lifestyle Portfolio must bear its own expenses. However, the Adviser is currently paying certain of these expenses as described in footnote (C) above.


(E) Annualized - For the period May 1, 2000 (commencement of operations) to December 31, 2000.



(F) Effective June 1, 2000, the Adviser voluntarily agreed to waive a portion of its advisory fee for the Science & Technology Trust, Health Sciences Trust, Small Company Value Trust, the Blue Chip Growth Trust and the Equity-Income Trust. The fee reduction is based on the combined asset level of all five portfolios and the International Stock Trust. Once the combined assets exceed specified amounts, the fee reduction is increased. The percentage fee reduction for each asset level is as follows:



                   COMBINED ASSET LEVELS                               FEE REDUCTION
                                                           (AS A PERCENTAGE OF THE ADVISORY FEE)
------------------------------------------------------------------------------------------------
               First $750 million                                          0.0%
               Between $750 million and $1.5 billion                       2.5%
               Between $1.5 billion and $3.0 billion                      3.75%
               Over $3.0 billion                                           5.0%

         The fee reductions are applied to the advisory fees of each of the five portfolios. This voluntary fee waiver may be terminated at any time by the adviser. As of February 28, 2001, the combined asset level for all four portfolios was approximately $4.469 billion resulting in a fee reduction of 3.065%. There is no guarantee that the combined asset level will remain at this amount. If the combined asset level were to decrease to a lower breakpoint, the fee reduction would decrease as well.



(G) MSS has voluntarily agreed to pay expenses of each Index Trust (excluding the advisory fee) that exceed the following amounts: 0.050% in the case of the International Index Trust and 500 Index Trust and 0.075% in the case of the Small Cap Index Trust, the Mid Cap Index Trust and Total Stock Market Index Trust. If such expense reimbursement were not in effect, it is estimated that "Other Expenses" and "Total Trust Annual Expenses" would be 0.097% and 0.650%, respectively, for the International Index Trust, 0.125% and 0.650%, respectively, for the Small Cap Index Trust, and 0.164% and 0.690%, respectively, for the Mid Cap Index Trust and 0.090% and 0.620%, respectively, for the Total Stock Market Index Trust. It is estimated that the expense reimbursement will not be effective during the year end December 31, 2001 for the 500 Index Trust. The expense reimbursement may be terminated at any time by MSS.



(H) Annualized - For period November 1, 2000 (commencement of operations) to December 31, 2000. For all portfolios except the Lifestyle Trusts, the Adviser reduces its advisory fee or reimburses the portfolio if the total of all expenses (excluding advisory fees, taxes, portfolio brokerage commissions, interest, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the portfolio's business) exceed certain annual rates. In the case of the Capital Appreciation Trust, the Adviser reimbursed the portfolio for certain expenses for the year ended December 31, 2000. If such expense reimbursement were not in effect, it is estimated that "Other Expenses" and "Total Trust Annual Expenses" would be 0.700% and 1.600%, respectively. These voluntary expense reimbursements may be terminated at any time.



(I)      Formerly, Mid Cap Blend.



(J) The Equity Index Trust is available only for Policies issued for applications dated prior to May 1, 2000. Under the Advisory Agreement, MSS has agreed to reduce its advisory fee or reimburse the Equity Index Trust if the total of all expenses (excluding advisory fees, taxes, portfolio brokerage commissions, interest, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the Trust's business) exceeds an annual rate of 0.15% of the average annual net assets of the Equity Index Trust. The expense limitation may be terminated at any time by MSS. No expense were reimbursed by the Adviser during the year ended December 31, 2000.


TABLE OF INVESTMENT OPTIONS AND INVESTMENT SUBADVISERS


The Trust currently has twenty-five subadvisers who manage all of the portfolios, one of which subadvisers is Manufacturers Adviser Corporation ("MAC"). Both MSS and MAC are affiliates of ours.



            SUBADVISER                                             PORTFOLIO
            A I M Capital Management, Inc.                         All Cap Growth Trust
                                                                   Aggressive Growth Trust

            Capital Guardian Trust Company                         Small Company Blend Trust
                                                                   U.S. Large Cap Value Trust
                                                                   Income & Value Trust
                                                                   Diversified Bond Trust

            Cohen & Steers Capital Management, Inc.                Real Estate Securities Trust

            Davis Select Advisers, L.P.                            Financial Services Trust
                                                                   Fundamental Value Trust

            The Dreyfus Corporation                                All Cap Value Trust

            Fidelity Management & Research Company                 Strategic Opportunities Trust(A)
                                                                   Large Cap Growth Trust
                                                                   Overseas Trust

            Founders Asset Management LLC                          International Small Cap Trust
                                                                   Balanced  Trust(C)

            Franklin Advisers, Inc.                                Emerging Small Company Trust

            INVESCO Funds Group, Inc.                              Telecommunications Trust
                                                                   Mid Cap Growth Trust

            Janus Capital Corporation                              Dynamic Growth Trust

            Jennison Associates LLC                                Capital Appreciation Trust

            Lord, Abbett & Co.                                     Mid Cap Value Trust

            Manufacturers Adviser Corporation                      Pacific Rim Emerging Markets Trust
                                                                   Quantitative Equity Trust
                                                                    Quantitative Mid Cap Trust
                                                                   Equity Index Trust(D)
                                                                   Money Market Trust
                                                                   Index Trusts
                                                                   Lifestyle Trusts(B)
                                                                   Balanced Trust(C)

            Massachusetts Financial Services Company               Strategic Growth Trust
                                                                   Capital Opportunities Trust
                                                                   Utilities Trust

            Miller Anderson & Sherrerd, LLP                        Value Trust
                                                                   High Yield Trust

            Brinson Advisors, Inc.                                 Tactical Allocation Trust
            (formerly, Mitchell Hutchins Asset Management Inc.)

            Munder Capital Management                              Internet Technologies Trust

            Pacific Investment Management Company                  Global Bond Trust
                                                                   Total Return Trust

            Putnam Investment Management, L.L.C.                   Mid Cap Opportunities Trust
                                                                   Global Equity Trust

            Salomon Brothers Asset Management Inc                  U.S. Government Securities Trust
                                                                   Strategic Bond Trust

             SSgA Funds Management, Inc.                           Growth Trust
                                                                   Lifestyle Trusts(B)

            T. Rowe Price Associates, Inc.                         Science & Technology Trust
                                                                   Small Company Value Trust
                                                                   Health Sciences Trust
                                                                   Blue Chip Growth Trust
                                                                   Equity-Income Trust

            T. Rowe Price International, Inc.                      International Stock Trust

            Templeton Investment Counsel, Inc.                     International Value Trust

            Wellington Management Company, LLP                     Growth & Income Trust
                                                                   Investment Quality Bond Trust
                                                                   Mid Cap Stock Trust


            -----------------


            (A)         Formerly, the Mid Cap Blend Trust.



            (B) SSgA Funds Management, Inc. provides subadvisory consulting services to Manufacturers Adviser Corporation regarding management of the Lifestyle Trusts.



            (C) A shareholders meeting has been scheduled for May 4, 2001 to approve Manufacturers Adviser Corporation as the new subadviser to the Balanced Trust. If this change is approved by shareholders, it will be effective immediately.



            (D) The Equity Index Trust is available for policies issued to clients (corporations and other entities) who as of May 1, 2000 have at least one currently effective variable life insurance policy with the Company.

GENERAL INFORMATION ABOUT MANUFACTURERS

MANUFACTURERS LIFE OF AMERICA

We are a stock life insurance company organized under the laws of Pennsylvania on April 11, 1977 and redomesticated under the laws of Michigan on December 9, 1992. We are a licensed life insurance company in the District of Columbia and all states of the United States except New York. Our ultimate parent is Manulife Financial Corporation ("MFC") a publicly traded company, based in Toronto, Canada. MFC is the holding company of The Manufacturers Life Insurance Company and its subsidiaries, collectively known as Manulife Financial. The Manufacturers Life Insurance Company is one of the largest life insurance companies in North America and ranks among the 60 largest life insurers in the world as measured by assets. However, neither Manufacturers Life nor any of its affiliated companies guarantees the investment performance of the Separate Account.

RATINGS

Manufacturers Life and Manufacturers Life of America have received the following ratings from independent rating agencies:


Standard and Poor's Insurance Ratings Service:              AA+ (for financial strength)
A.M.Best Company:                                           A++ (for financial strength)
Fitch:                                                      AAA (for financial strength)
Moody's Investors Service, Inc.:                            Aa2 (for financial strength)


These ratings, which are current as of the date of this prospectus and are subject to change, are assigned to Manufacturers Life of America as a measure of the Company's ability to honor the death benefit but not specifically to its products, the performance (return) of these products, the value of any investment in these products upon withdrawal or to individual securities held in any portfolio.

THE SEPARATE ACCOUNT

Manufacturers Life of America established its Separate Account Four on March 17, 1987 as a separate account under Pennsylvania Law. Since December 9, 1992, it has been operated under Michigan Law. The Separate Account holds assets that are segregated from all of Manufacturers Life of America's other assets. The Separate Account is currently used only to support variable life insurance policies.

ASSETS OF THE SEPARATE ACCOUNT

Manufacturers Life of America is the legal owner of the assets in the Separate Account. The income, gains, and losses of the Separate Account, whether or not realized, are, in accordance with applicable contracts, credited to or charged against the Account without regard to the other income, gains, or losses of Manufacturers Life of America. Manufacturers Life of America will at all times maintain assets in the Separate Account with a total market value at least equal to the reserves and other liabilities relating to variable benefits under all policies participating in the Separate Account. These assets may not be charged with liabilities which arise from any other business Manufacturers Life of America conducts. However, all obligations under the variable life insurance policies are general corporate obligations of Manufacturers Life of America.

REGISTRATION


The Separate Account is registered with the SEC under the Investment Company Act of 1940 ("1940 Act") as a unit investment trust. A unit investment trust is a type of investment company which invests its assets in specified securities, such as the shares of one or more investment companies, rather than in a portfolio of unspecified securities. Registration under the 1940 Act does not involve any supervision by the SEC of the management or investment policies or practices of the Separate Account. For state law purposes the Separate Account is treated as a part or division of Manufacturers Life of America.


THE TRUST

Each sub-account of the Separate Account will purchase shares only of a particular Portfolio of the Trust. The Trust is registered under the 1940 Act as an open-end management investment company. The Separate Account will purchase and redeem shares of the Portfolios at net asset value. Shares will be redeemed to the extent necessary for Manufacturers Life of America to provide benefits under the Policies, to transfer assets from one sub-account to another or to the general account as requested by policyholders, and for other purposes not inconsistent with the Policies. Any dividend or capital gain distribution received from a Portfolio with respect to the policies will be reinvested immediately at net asset value in shares of that Portfolio and retained as assets of the corresponding sub-account.

The Trust shares are issued to fund benefits under both variable annuity contracts and variable life insurance policies issued by the Company or life insurance companies affiliated with the Company. Manufacturers Life of America will also purchase shares through its general account for certain limited purposes including initial portfolio seed money. For a description of the procedures for handling potential conflicts of interest arising from the funding of such benefits see the accompanying Trust prospectus.

INVESTMENT OBJECTIVES OF THE PORTFOLIOS

The investment objectives and certain policies of the Portfolios currently available to policyowners through corresponding sub-accounts are set forth below. There is, of course, no assurance that these objectives will be met. A full description of the Trust, its investment objectives, policies and restrictions, the risks associated therewith, its expenses, and other aspects of its operation is contained in the accompanying Trust prospectus, which should be read together with this prospectus.

ELIGIBLE PORTFOLIOS

The Portfolios of the Trust available under the Policies are as follows:


The INTERNET TECHNOLOGIES TRUST seeks long-term capital appreciation by investing the portfolio's assets primarily in companies engaged in Internet-related business (such businesses also include Intranet-related businesses).


The PACIFIC RIM EMERGING MARKETS TRUST seeks long-term growth of capital by investing in a diversified portfolio that is comprised primarily of common stocks and equity-related securities of corporations domiciled in countries in the Pacific Rim region.


The TELECOMMUNICATIONS TRUST seeks capital appreciation (with earning income as a secondary objective) by investing, under normal market conditions, primarily in equity securities of companies engaged in the telecommunications sector, that is, in the design, development, manufacture, distribution or sale of communications services and equipment and companies that are involved in supplying equipment or services to such companies.


The SCIENCE & TECHNOLOGY TRUST seeks long-term growth of capital by investing at least 65% of the portfolio's total assets in common stocks of companies expected to benefit from the development, advancement, and use of science and technology. Current income is incidental to the portfolio's objective.

The INTERNATIONAL SMALL CAP TRUST seeks capital appreciation by investing primarily in securities issued by foreign companies which have total market capitalization or annual revenues of $1 billion or less. These securities may represent companies in both established and emerging economies throughout the world.


The HEALTH SCIENCES TRUST seeks long-term capital appreciation by investing, under normal market conditions, at least 65% of the portfolio's total assets in common stocks of companies engaged in the research, development, production, or distribution of products or services related to health care, medicine, or the life sciences (collectively termed "health sciences").


The AGGRESSIVE GROWTH TRUST seeks long-term capital appreciation by investing the portfolio's asset principally in common stocks, convertible bonds, convertible preferred stocks and warrants of companies which in the opinion of the subadviser are expected to achieve earnings growth over time at a rate in excess of 15% per year. Many of these companies are in the small and medium-sized category.

The EMERGING SMALL COMPANY TRUST seeks long-term growth of capital by investing, under normal market conditions, at least 65% of the portfolio's total assets in common stock equity securities of companies with market capitalizations that approximately match the range of capitalization of the Russell 2000 Index ("small cap stocks") at the time of purchase.

The SMALL COMPANY BLEND TRUST seeks long-term growth of capital and income by investing the portfolio's assets, under normal market conditions, primarily in equity and equity-related securities of companies with market capitalizations that approximately match the range of capitalization of the Russell 2000 Index at the time of purchase.

The DYNAMIC GROWTH TRUST seeks long-term growth of capital by investing the portfolio's assets primarily in equity securities selected for their growth potential. Normally at least 50% of its equity assets are invested in medium-sized companies.

The MID CAP GROWTH TRUST seeks capital appreciation by investing primarily in common stocks of mid-sized companies - those with market capitalizations between $2 billion and $15 billion at the time of purchase.



The MID CAP OPPORTUNITIES TRUST seeks capital appreciation by investing, under normal market conditions, primarily in common stocks and other equity securities of U.S. companies, with a focus on growth stocks of mid size companies.


The MID CAP STOCK TRUST seeks long-term growth of capital by investing primarily in equity securities with significant capital appreciation potential, with emphasis on medium-sized companies.


The ALL CAP GROWTH TRUST seeks long-term capital appreciation by investing the portfolio's asset,s under normal market conditions, principally in common stocks of companies that are likely to benefit from new or innovative products, services or processes, as well as those that have experienced above average, long-term growth in earnings and have excellent prospects for future growth.



The FINANCIAL SERVICES TRUST seeks growth of capital by investing primarily in common stocks of financial companies. During normal market conditions, at least 65% of the portfolio's assets are invested in companies that are principally engaged in financial services. A company is "principally engaged" in financial services if it owns financial services-related assets constituting at least 50% of the value of its total assets, or if at least 50% of its revenues are derived from its provision of financial services.


The OVERSEAS TRUST seeks growth of capital by investing, under normal market conditions, at least 65% of the portfolio's assets in foreign securities (including American Depositary Receipts (ADRs) and European Depositary Receipts
(EDRs)). The portfolio expects to invest primarily in equity securities.

The INTERNATIONAL STOCK TRUST seeks long-term growth of capital by investing primarily in common stocks of established, non-U.S. companies.

The INTERNATIONAL VALUE TRUST seeks long-term growth of capital by investing, under normal market conditions, primarily in equity securities of companies located outside the U.S., including emerging markets.


The CAPITAL APPRECIATION TRUST seeks long-term capital growth by investing at least 65% of its total assets in equity-related securities of companies that exceed $1 billion in market capitalization and that the subadviser believes have above-average growth prospectus. These companies are generally medium-to-large capitalization companies.



The STRATEGIC OPPORTUNITIES TRUST (formerly, Mid Cap Blend Trust) seeks growth of capital by investing primarily in common stocks of U.S. issuers and securities convertible into or carrying the right to buy common stocks.



The QUANTITATIVE MID CAP TRUST seeks long-term growth of capital by investing, under normal market conditions, at least 65% of the portfolio's total assets in U.S. mid-cap stocks, convertible preferred stocks, convertible bonds and warrants.



The GLOBAL EQUITY TRUST seeks long-term capital appreciation by investing , under normal market conditions, at least 65% of the portfolio's total assets in equity securities of companies in at least three different countries, including the U.S. The portfolio may invest in companies of any size but emphasizes mid- and large-capitalization companies that the subadviser believes are undervalued.



The STRATEGIC GROWTH TRUST seeks capital appreciation by investing, under normal market conditions, at least 65% of the portfolio's total assets in common stocks and related securities (such as preferred stocks, bonds, warrants or rights convertible into stock and depositary receipts for these securities) of companies which the subadviser believes offer superior prospects for growth.


The GROWTH TRUST seeks long-term growth of capital by investing primarily in large capitalization growth securities (market capitalizations of approximately $1 billion or greater).

The LARGE CAP GROWTH TRUST seeks long-term growth of capital by investing, under normal market conditions, at least 65% of the portfolio's assets in equity securities of companies with large market capitalizations.


The ALL CAP VALUE TRUST seeks capital appreciation by investing, under normal market conditions, at least 65% of the portfolio's total assets in the stocks of value companies of any size.

The CAPITAL OPPORTUNITIES TRUST seeks capital appreciation by investing, under normal market conditions, at least 65% of the portfolio's total assets in common stocks and related securities, such as preferred stock, convertible securities and depositary receipts. The portfolio focuses on companies which the subadviser believes have favorable growth prospects and attractive valuations based on current and expected earnings or cash flow.


The QUANTITATIVE EQUITY TRUST seeks to achieve intermediate and long-term growth through capital appreciation and current income by investing in common stocks and other equity securities of well established companies with promising prospects for providing an above average rate of return.

The BLUE CHIP GROWTH TRUST seeks to achieve long-term growth of capital (current income is a secondary objective) by investing at least 65% of the portfolio's total assets in the common stocks of large and medium-sized blue chip companies. Many of the stocks in the portfolio are expected to pay dividends.


The UTILITIES TRUST seeks capital growth and current income (income above that available from a portfolio invested entirely in equity securities) by investing, under normal market conditions, at least 65% of the portfolio's total assets in equity and debt securities of domestic and foreign companies in the utilities industry.



The REAL ESTATE SECURITIES TRUST seeks to achieve a combination of long-term capital appreciation and current income by investing , under normal market conditions, substantially (at least 65% of total assets) in equity securities of real estate companies, such as real estate investment trusts ("REITs").



The SMALL COMPANY VALUE TRUST seeks long-term growth of capital by investing, under normal market conditions, primarily in small companies whose common stocks are believed to be undervalued. Normally, the portfolio will invest at least 65% of its total assets in companies with a market capitalization that do not exceed the maximum market capitalization of any security in the Russell 2000 Index at the time of purchase.



The MID CAP VALUE TRUST seeks capital appreciation by investing, under normal market conditions, at least 65% of the portfolios total assets in equity securities which the subadviser believes to be undervalued in the marketplace. Normally, at least 65% of the portfolio's total assets will consist of investments in mid-sized companies, with market capitalizations of roughly $500 million to $10 billion.


The VALUE TRUST seeks to realize an above-average total return over a market cycle of three to five years, consistent with reasonable risk, by investing primarily in common and preferred stocks, convertible securities, rights and warrants to purchase common stocks, ADRs and other equity securities of companies with equity capitalizations usually greater than $300 million.


The EQUITY INDEX TRUST seeks to achieve investment results which approximate the aggregate total return of publicly traded common stocks which are included in the Standard & Poor's 500 Composite Stock Price Index. (The Equity Index Trust is available only for policies issued for applications dated prior to May 1,
2000).


The TACTICAL ALLOCATION TRUST seeks total return, consisting of long-term capital appreciation and current income, by allocating the portfolio's assets between (i) a stock portion that is designed to track the performance of the S&P 500 Composite Stock Price Index, and (ii) a fixed income portion that consists of either five-year U.S. Treasury notes or U.S. Treasury bills with remaining maturities of 30 days.


The FUNDAMENTAL VALUE TRUST seeks growth of capital by investing, under normal market conditions, primarily in common stocks of U.S. companies with market capitalizations of at least $5 billion that the subadviser believes are undervalued. The portfolio may also invest in U.S. companies with smaller capitalizations.


The GROWTH & INCOME TRUST seeks long-term growth of capital and income, consistent with prudent investment risk, by investing primarily in a diversified portfolio of common stocks of U.S. issuers which the subadviser believes are of high quality.

The U.S. LARGE CAP VALUE TRUST seeks long-term growth of capital and income by investing the portfolio's assets, under normal market conditions, primarily in equity and equity-related securities of companies with market capitalization greater than $500 million.

The EQUITY-INCOME TRUST seeks to provide substantial dividend income and also long-term capital appreciation by investing primarily in dividend-paying common stocks, particularly of established companies with favorable prospects for both increasing dividends and capital appreciation.

The INCOME & VALUE TRUST seeks the balanced accomplishment of (a) conservation of principal and (b) long-term growth of capital and income by investing the portfolio's assets in both equity and fixed-income securities. The subadviser has full discretion to determine the allocation between equity and fixed income securities.


The BALANCED TRUST seeks current income and capital appreciation by investing the portfolio's assets in a balanced portfolio of (i) equity securities and (ii) fixed income securities.


The HIGH YIELD TRUST seeks to realize an above-average total return over a market cycle of three to five years, consistent with reasonable risk, by investing primarily in high yield debt securities, including corporate bonds and other fixed-income securities.

The STRATEGIC BOND TRUST seeks a high level of total return consistent with preservation of capital by giving its subadviser broad discretion to deploy the portfolio's assets among certain segments of the fixed income market as the subadviser believes will best contribute to achievement of the portfolio's investment objective.

The GLOBAL BOND TRUST seeks to realize maximum total return, consistent with preservation of capital and prudent investment management by investing the portfolio's asset primarily in fixed income securities denominated in major foreign currencies, baskets of foreign currencies (such as the ECU), and the U.S. dollar.

The TOTAL RETURN TRUST seeks to realize maximum total return, consistent with preservation of capital and prudent investment management by investing, under normal market conditions, at least 65% of the portfolio's assets in a diversified portfolio of fixed income securities of varying maturities. The average portfolio duration will normally vary within a three- to six-year time frame based on the subadviser's forecast for interest rates.

The INVESTMENT QUALITY BOND TRUST seeks a high level of current income consistent with the maintenance of principal and liquidity, by investing primarily in a diversified portfolio of investment grade corporate bonds and U.S. Government bonds with intermediate to longer term maturities. The portfolio may also invest up to 20% of its assets in non-investment grade fixed income securities.

The DIVERSIFIED BOND TRUST seeks high total return consistent with the conservation of capital by investing at least 75% of the portfolio's assets in fixed income securities.

The U.S. GOVERNMENT SECURITIES TRUST seeks a high level of current income consistent with preservation of capital and maintenance of liquidity, by investing in debt obligations and mortgage-backed securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities and derivative securities such as collateralized mortgage obligations backed by such securities.

The MONEY MARKET TRUST seeks maximum current income consistent with preservation of principal and liquidity by investing in high quality money market instruments with maturities of 397 days or less issued primarily by U. S. entities.

The SMALL CAP INDEX TRUST seeks to approximate the aggregate total return of a small cap U.S. domestic equity market index by attempting to track the performance of the Russell 2000 Index.*

The INTERNATIONAL INDEX TRUST seeks to approximate the aggregate total return of a foreign equity market index by attempting to track the performance of the Morgan Stanley European Australian Far East Free Index (the "MSCI EAFE Index").*

The MID CAP INDEX TRUST seeks to approximate the aggregate total return of a mid cap U.S. domestic equity market index by attempting to track the performance of the S&P Mid Cap 400 Index.*

The TOTAL STOCK MARKET INDEX seeks to approximate the aggregate total return of a broad U.S. domestic equity market index by attempting to track the performance of the Wilshire 5000 Equity Index.*

The 500 INDEX TRUST seeks to approximate the aggregate total return of a broad U.S. domestic equity market index by attempting to track the performance of the S&P 500 Composite Stock Price Index.*

The LIFESTYLE AGGRESSIVE 1000 TRUST seeks to provide long-term growth of capital (current income is not a consideration) by investing 100% of the Lifestyle Trust's assets in other portfolios of the Trust ("Underlying Portfolios") which invest primarily in equity securities.

The LIFESTYLE GROWTH 820 TRUST seeks to provide long-term growth of capital with consideration also given to current income by investing approximately 20% of the Lifestyle Trust's assets in Underlying Portfolios which invest primarily in fixed income securities and approximately 80% of its assets in Underlying Portfolios which invest primarily in equity securities.

The LIFESTYLE BALANCED 640 TRUST seeks to provide a balance between a high level of current income and growth of capital with a greater emphasis given to capital growth by investing approximately 40% of the Lifestyle Trust's assets in Underlying Portfolios which invest primarily in fixed income securities and approximately 60% of its assets in Underlying Portfolios which invest primarily in equity securities.

The LIFESTYLE MODERATE 460 TRUST seeks to provide a balance between a high level of current income and growth of capital with a greater emphasis given to current income by investing approximately 60% of the Lifestyle Trust's assets in Underlying Portfolios which invest primarily in fixed income securities and approximately 40% of its assets in Underlying Portfolios which invest primarily in equity securities.

The LIFESTYLE CONSERVATIVE 280 TRUST seeks to provide a high level of current income with some consideration also given to growth of capital by investing approximately 80% of the Lifestyle Trust's assets in Underlying Portfolios which invest primarily in fixed income securities and approximately 20% of its assets in Underlying Portfolios which invest primarily in equity securities.



*"Standard & Poor's(R)," "S&P 500(R)," "Standard and Poor's 500(R)" and "Standard and Poor's 400(R)" are trademarks of The McGraw-Hill Companies, Inc. "Russell 2000(R)" is a trademark of Frank Russell Company. "Wilshire 5000(R)" is a trademark of Wilshire Associates. "Morgan Stanley European Australian Far East Free" and "EAFE(R)" are trademarks of Morgan Stanley & Co. Incorporated. None of the Index Trusts are sponsored, endorsed, managed, advised, sold or promoted by any of these companies, and none of these companies make any representation regarding the advisability of investing in the Trust.Issuing A Policy


USE OF THE POLICY

The Policy is designed to provide to corporations and other entities life insurance coverage on their employees or other persons in whose lives they have an insurable interest. The Policy may be owned individually or by a corporation, trust, association, or similar entity. The Policy may be used for such purposes as funding non-qualified executive deferred compensation or salary continuation plans, as a means of funding death benefit liabilities incurred under executive retirement plans, or as a source for funding cash flow obligations under such plans.

REQUIREMENTS

To purchase a Policy, an applicant must submit a completed application. A Policy will not be issued until the underwriting process has been completed to the Company's satisfaction.

Policies may be issued on a basis which does not distinguish between the insured's sex and/or smoking status, with prior approval from the Company. A Policy will only be issued on the lives of insureds from ages 20 through 80.

Each Policy is issued with a Policy Date, an Effective Date and an Issue Date. The Policy Date is the date coverage takes effect under the Policy and the date from which the first monthly deductions are calculated and from which Policy Years, Policy Months and Policy Anniversaries are determined. The Effective Date is the date the Company approves issuance of the Policy and the date the Company receives at least the minimum initial premium. The Issue Date is the date from which the Suicide and Incontestability provisions of the Policy are measured.

If an application accepted by the Company is not accompanied by a check for the initial premium and no request to backdate the Policy has been made:


(i) the Policy Date and the Effective Date will be the date the Company receives the check at its service office, and


(ii)        the Issue Date will be the date the Company issues the Policy.


The initial premium must be received within 60 days after the Issue Date, and the life insured must be in good health on the date the initial premium is received. If the premium is not paid or if the application is rejected, the Policy will be canceled and any partial premiums paid will be returned to the applicant.

Regardless of whether or not a policy is backdated, Net Premiums received prior to the Effective Date of a Policy will be credited with interest from the date of receipt at the rate of return then being earned on amounts allocated to the Money Market Trust. As of the Effective Date, the premiums paid plus interest credited, net of the premium load, will be allocated among the Investment Accounts and/or Guaranteed Interest Account in accordance with the policyholder's instructions unless such amount is first allocated to the Money Market Trust for the duration of the Right to Examine period.

MINIMUM INITIAL FACE AMOUNT

Manufacturers Life of America will issue a Policy only if it has a Face Amount of at least $50,000.

BACKDATING A POLICY

Under limited circumstances, the Company may backdate a Policy, upon request, by assigning a Policy Date earlier than the date the application is signed. However, in no event will a Policy be backdated earlier than the earliest date allowed by state law, which is generally three months to one year prior to the date of application for the Policy. Monthly deductions will be made for the period the Policy Date is backdated.

TEMPORARY INSURANCE AGREEMENT

In accordance with the Company's underwriting practices, temporary insurance coverage may be provided under the terms of a Temporary Insurance Agreement. Generally, temporary life insurance may not exceed $1,000,000 and may not be in effect for more than 90 days. This temporary insurance coverage will be issued on a conditional receipt basis, which means that any benefits under such temporary coverage will only be paid if the life insured meets the Company's usual and customary underwriting standards for the coverage applied for.

UNDERWRITING

The policies are offered on three underwriting bases, which vary by the amount of information required of the prospective insured. These bases are: short form underwriting, simplified underwriting, and regular (medical) underwriting. These are described in more detail below. Regardless of which underwriting procedure is used, the acceptance of an application is subject to the Company's underwriting rules, and the Company reserves the right to request additional information or to reject an application for any reason.

SHORT FORM UNDERWRITING

Generally, the availability of short form underwriting depends on the characteristics of the Case, such as the number of lives to be insured and the amounts of insurance. Under Short Form underwriting, a proposed Insured is required to answer qualifying questions in the application, but is not required to submit to a medical or paramedical exam. Short form underwriting is generally available only up to issue age 65.

SIMPLIFIED UNDERWRITING

Like short form underwriting the availability of simplified underwriting depends on the characteristics of the Case. Under Simplified Underwriting, the proposed insured is required to respond satisfactorily to certain health questions in the application. Medical records, such as "Attending Physician's Statements" (APS's) are generally required. In some instances, a blood test may also be required.

REGULAR UNDERWRITING

If the requirements for short form or simplified underwriting are not satisfied, the Company will require satisfactory evidence of insurability. This may include medical exams and other information. Persons failing to meet standard underwriting classification may be eligible for a Policy with an additional rating assigned to it.

RIGHT TO EXAMINE THE POLICY

A Policy may be returned for a refund within 10 days after it is received. Some states provide a longer period of time to exercise this right. The Policy will indicate if the policyholder has a longer time. The Policy can be mailed or delivered to the Manufacturers Life of America agent who sold it or to the Service Office. Immediately on such delivery or mailing, the Policy shall be deemed void from the beginning. Within seven days after receipt of the returned Policy at its Service Office, the Company will refund to the policyholder an amount equal to:

(a) the difference between payments made and amounts allocated to the Separate Account and the Guaranteed Interest Account; plus
(b) the value of the amount allocated to the Separate Account and the Guaranteed Interest Account as of the date the returned Policy is received by the Company; minus
(c)         any partial withdrawals made and policy loans taken.

Some state laws require the refund of all premiums paid, without adjustment for the investment gains and losses of the Separate Account. In these states, all Net Premiums will be allocated to the Money Market Trust during the right to examine period, and the policyholder will receive a refund of all payments made less any partial withdrawals and policy loans taken.

If a policyholder requests an increase in face amount which results in new surrender charges, he or she will have the same rights as described above to cancel the increase. If cancelled, the Policy Value and the surrender charges will be recalculated to the amounts they would have been had the increase not taken place. A policyholder may request a refund of all or any portion of premiums paid during the free look period, and the Policy Value and the surrender charges will be recalculated to the amounts they would have been had the premiums not been paid.

The Company reserves the right to delay the refund of any premium paid by check until the check has cleared.

DEATH BENEFITS

If the Policy is in force at the time of the life insured's death, the Company will pay an insurance benefit upon receipt of Due Proof of Death. The amount payable will be the death benefit under the selected death benefit option, plus any amounts payable under any supplementary benefits added to the Policy, less the Policy Debt and any outstanding monthly deductions due. The insurance benefit will be paid in one lump sum unless another form of settlement option is agreed to by the beneficiary and the Company. If the insurance benefit is paid in one sum, the Company will pay interest from the date of death to the date of payment. If the life insured should die after the Company's receipt of a request for surrender, no insurance benefit will be payable, and the Company will pay only the Net Cash Surrender Value.

LIFE INSURANCE QUALIFICATION

A Policy must satisfy either of two tests to qualify as a life insurance contract for purposes of Section 7702 of the Internal Revenue Code of 1986, as amended. At the time of application, the policyholder may choose a Policy which uses either the Cash Value Accumulation Test or the Guideline Premium Test. The test cannot be changed once the Policy is issued.

CASH VALUE ACCUMULATION TEST

Under the Cash Value Accumulation Test ("CVA Test"), the Policy's death benefit must be at least equal to the Minimum Death Benefit. There is no restriction on the amount of premiums that may be paid into a Policy. However, the Company reserves the right to require satisfactory evidence of insurability before accepting any premium that would increase the net amount at risk under the Policy.

GUIDELINE PREMIUM TEST

The Guideline Premium Test ("GLP Test") restricts the maximum premiums that may be paid into a life insurance policy for a given death benefit. The policy's death benefit must also be at least equal to the Minimum Death Benefit (described below). However, the Minimum Death Benefit Percentages are lower than those required under the Cash Value Accumulation Test.

Changes to the Policy may affect the maximum amount of premiums, such as:

-           A change in the policy's Face Amount.
-           A change in the death benefit option.
-           Partial Withdrawals.

Any of the above changes could cause the total premiums paid to exceed the new maximum limit. In this situation, the Company will require the policyholder to take a partial withdrawal. In addition, these changes could reduce the future premium limitations.

MINIMUM DEATH BENEFIT

Both the Cash Value Accumulation Test ("CVA Test") and the Guideline Premium Test ("GLP Test") require a life insurance policy to meet minimum ratios of life insurance coverage to policy value. This is achieved by ensuring that the death benefit is at all times at least equal to the Minimum Death Benefit. The Minimum Death Benefit on any date is defined as the Policy Value on that date times the applicable Minimum Death Benefit Percentage for the Attained Age of the life insured. The Minimum Death Benefit Percentages for each test are shown in the Table of Minimum Death Benefit Percentages.

                  TABLE OF MINIMUM DEATH BENEFIT PERCENTAGES

                      GLP TEST                 CVA TEST                                   GLP TEST                 CVA TEST
       AGE            PERCENT            MALE            FEMALE            AGE            PERCENT           MALE            FEMALE
       ---            -------            ----            ------            ---            -------           ----            ------
       20               250%             653%             779%              60              130%            192%             221%
       21               250%             634%             754%              61              128%            187%             214%
       22               250%             615%             730%              62              126%            182%             208%
       23               250%             597%             706%              63              124%            178%             203%
       24               250%             580%             684%              64              122%            174%             197%
       25               250%             562%             662%              65              120%            170%             192%
       26               250%             545%             640%              66              119%            166%             187%
       27               250%             528%             619%              67              118%            162%             182%
       28               250%             511%             599%              68              117%            159%             177%
       29               250%             494%             580%              69              116%            155%             173%
       30               250%             479%             561%              70              115%            152%             169%
       31               250%             463%             542%              71              113%            149%             164%
       32               250%             448%             525%              72              111%            146%             160%
       33               250%             433%             507%              73              109%            144%             156%
       34               250%             419%             491%              74              107%            141%             153%
       35               250%             406%             475%              75              105%            139%             149%
       36               250%             392%             459%              76              105%            136%             146%
       37               250%             380%             444%              77              105%            134%             143%
       38               250%             367%             430%              78              105%            132%             140%
       39               250%             356%             416%              79              105%            130%             138%
       40               250%             344%             403%              80              105%            129%             135%
       41               243%             333%             390%              81              105%            127%             133%
       42               236%             323%             378%              82              105%            125%             130%
       43               229%             313%             366%              83              105%            124%             128%
       44               222%             303%             355%              84              105%            122%             126%
       45               215%             294%             344%              85              105%            121%             124%
       46               209%             285%             333%              86              105%            120%             123%
       47               203%             277%             323%              87              105%            119%             121%
       48               197%             268%             313%              88              105%            118%             119%
       49               191%             260%             304%              89              105%            116%             118%
       50               185%             253%             295%              90              105%            116%             117%
       51               178%             245%             286%              91              104%            115%             115%
       52               171%             238%             278%              92              103%            114%             114%
       53               164%             232%             270%              93              102%            112%             113%
       54               157%             225%             262%              94              101%            111%             112%
       55               150%             219%             254%              95              100%            110%             110%
       56               146%             213%             247%              96              100%            109%             109%
       57               142%             207%             240%              97              100%            107%             107%
       58               138%             202%             233%              98              100%            106%             106%
       59               134%             197%             227%              99              100%            105%             105%

DEATH BENEFIT OPTIONS

There are two death benefit options, described below.

DEATH BENEFIT OPTION 1

Under Option 1 the death benefit is the Face Amount of the Policy at the date of death or, if greater, the Minimum Death Benefit.

DEATH BENEFIT OPTION 2

Under Option 2 the death benefit is the Face Amount plus the Policy Value of the Policy at the date of death or, if greater, the Minimum Death Benefit.

CHANGING THE DEATH BENEFIT OPTION

The death benefit option may be changed on the first day of any Policy month. The change will occur on the first day of the next Policy month which is 30 days after a written request for a change is received at the Service Office. The Company reserves the right to limit a request for a change if the change would cause the Policy to fail to qualify as life insurance for tax purposes.

A change in the death benefit option will result in a change in the Policy's Face Amount, in order to avoid any change in the amount of the death benefit, as follows:

CHANGE FROM OPTION 1 TO OPTION 2

The new Face Amount will be equal to the Face Amount prior to the change minus the Policy Value on the date of the change. The Policy will not be assessed a Surrender Charge for a reduction in Face Amount solely due to a change in the death benefit option.

CHANGE FROM OPTION 2 TO OPTION 1

The new Face Amount will be equal to the Face Amount prior to the change plus the Policy Value on the date of the change. No new Surrender Charges will apply to an increase in Face Amount solely due to a change in the death benefit option.

CHANGING THE FACE AMOUNT

Subject to the limitations stated in this Prospectus, a policyholder may, upon written request, increase or decrease the Face Amount of the Policy. The Company reserves the right to limit a change in Face Amount so as to prevent the Policy from failing to qualify as life insurance for tax purposes.

INCREASE IN FACE AMOUNT

Increases in Face Amount are subject to satisfactory evidence of insurability. An increase will become effective at the beginning of the Policy month following the date Manufacturers Life of America approves the requested increase. The Company reserves the right to refuse a requested increase if the life insured's Attained Age at the effective date of the increase would be greater than the maximum Issue Age for new Policies at that time.

NEW SURRENDER CHARGES FOR AN INCREASE

An increase in Face Amount will result in the Policy's being subject to new Surrender Charges. The new Surrender Charges will be computed as if a new Policy were being purchased for the increase in Face Amount. For purposes of determining the new Surrender Charges a portion of the premiums paid on or subsequent to the increase will be deemed to be premiums attributable to the increase. The portion attributable to the increase in any Policy Year will be the amount of premiums in excess of the sum of the Target Premiums for the (i) initial Face Amount during the first five Policy Years and (ii) all prior increases that are in effect at the time of the increase in Face Amount and have been in effect for less than five years.

INCREASE WITH PRIOR DECREASES

If, at the time of the increase, there have been prior decreases in Face Amount, these prior decreases will be restored first. There will be no new Surrender Charges associated with these increases, since Surrender Charges will have already been assessed at the time of the prior decrease.

DECREASE IN FACE AMOUNT

A written request from a policyholder for a decrease in the Face Amount must be received by Manufacturers Life of America at least 30 days prior to the first day of a policy month for the change to take effect on the first day of that policy month. If there have been previous increases in Face Amount, the decrease will be applied to the most recent increase first and thereafter to the next most recent increases successively.

SURRENDER CHARGES ASSESSED ON A DECREASE

A portion of a Policy's Surrender Charge will be deducted from the Policy Value on a decrease in Face Amount. Since Surrender Charges are determined separately for the initial Face Amount and each Face Amount Increase, the portion of the Surrender Charges to be deducted with respect to each level of insurance coverage will be determined separately. The portion of the Surrender Charge deducted with respect to a level of coverage will be equal to:

(a)         the amount of the decrease; divided by
(b)         the amount of the coverage prior to the decrease; multiplied by
(c)         the Surrender Charge for the coverage.

The charges will be allocated among the Investment Accounts and the Guaranteed Interest Account in the same proportion as the Policy Value in each bears to the Net Policy Value.

Whenever a portion of the surrender charges are deducted as a result of a decrease in Face Amount, the Policy's remaining surrender charges will be reduced in the same proportion that the surrender charge deducted bears to the total surrender charge immediately prior to the decrease in Face Amount.

PREMIUM PAYMENTS

INITIAL PREMIUMS

No premiums will be accepted prior to receipt of a completed application by the Company. All premiums received prior to the Effective Date of the Policy will be held in the general account and credited with interest from the date of receipt at the rate of return then being earned on amounts allocated to the Money Market Trust.

On the Effective Date, the Net Premiums paid plus interest credited will be allocated among the Investment Accounts or the Guaranteed Interest Account in accordance with the policyholder's instructions.

All Net Premiums received on or after the Effective Date will be allocated among Investment Accounts or the Guaranteed Interest Account as of the date the premiums were received at the Service Office. Monthly deductions are due on the Policy Date and at the beginning of each policy month thereafter. However, if due prior to the Effective Date, they will be taken on the Effective Date instead of the dates they were due.

EXCEPTION FOR CERTAIN STATES

Some state laws require the refund of all premiums paid, without adjustment for gains and losses of the Separate Account, if a Policy is returned during the right to examine period. In these states, all Net Premiums will be allocated to the Money Market Trust during the right to examine period. At the end of this period, the Policy Value in the Money Market Trust will be allocated among the Investment Accounts or the Guaranteed Interest Account. The Policy will state if a return of premiums is required.

SUBSEQUENT PREMIUMS

After the payment of the initial premium, premiums may be paid at any time and in any amount during the lifetime of the life insured, subject to the limitations on premium amount described below.

A Policy will be issued with a planned premium, which is based on the amount of premium the policyholder wishes to pay. Manufacturers Life of America will send notices to the policyholder setting forth the planned premium at the payment interval selected by the policyholder. However, the policyholder is under no obligation to make the indicated payment.

Payment of premiums will not guarantee that the Policy will stay in force. Conversely, failure to pay premiums will not necessarily cause the Policy to lapse.

MAXIMUM PREMIUM LIMITATION

If the Policy is issued under the Guideline Premium Test, in no event may the total of all premiums paid exceed the then-current maximum premium limitations established by federal income tax law for a Policy to qualify as life insurance.

If, at any time, a premium is paid which would result in total premiums exceeding the above maximum premium limitation, the Company will only accept that portion of the premium which will make the total premiums equal to the maximum. Any part of the premium in excess of that amount will be returned and no further premiums will be accepted until allowed by the then-current maximum premium limitation. The maximum premium limitations are set forth in the Policy.

PREMIUM ALLOCATION

Premiums may be allocated to either the Guaranteed Interest Account for accumulation at a rate of interest equal to at least 4% or to one or more of the Investment Accounts for investment in the Portfolio shares held by the corresponding sub-account of the Separate Account. Allocations among the Investment Accounts and the Guaranteed Interest Account are made as a percentage of the premium. The percentage allocation to any account may be any number between zero and 100, provided the total allocation equals 100. Alternatively, a policyholder may specify the allocation of a specific premium payment in dollar amounts, so long as the total allocation among the Investment Accounts equals the Net Premium paid. A policyholder may change the way in which premiums are allocated at any time without charge. The change will take effect on the date a written request for change satisfactory to the Company is received at the Service Office.

CHARGES AND DEDUCTIONS

AMOUNT DEDUCTED FROM PREMIUMS

Manufacturers Life of America deducts an amount from each premium payment equal to 2.00% of the premium. Premium Loads are deducted in order to cover federal, state and local taxes on premium payments.

SURRENDER CHARGES

The Company will deduct a Surrender Charge if during the first 10 years following the Policy Date, or the effective date of a Face Amount increase:

-           the Policy is surrendered for its Net Cash Surrender Value,
-           a partial withdrawal is made in excess of the Free Partial
            Withdrawal Amount,
-           the Face Amount is decreased, or
-           the Policy lapses.

The Surrender Charge is expressed as a percentage of the total premiums paid from the Effective Date. However, premiums paid in any Policy Year in excess of the Target Premium, and premiums paid after the fifth Policy Year, are not counted in the determination of total premiums paid. Therefore, the timing of premium payments may affect the amount of the Surrender Charge. The percentages vary by Policy Year as follows:

                  Policy Year                                       Percentage
                       1                                              10.00%
                       2                                               7.50%
                       3                                               5.00%
                       4                                               5.00%
                       5                                               5.00%
                       6                                               5.00%
                       7                                               4.00%
                       8                                               3.00%
                       9                                               2.00%
                      10+                                              0.00%

Although the percentages remain level or decrease as the Policy Year increases, the total dollar amount of Surrender Charges may increase, as the total premium paid increases.

The Target Premium is based on the Face Amount, as well as the insured's age at issue and sex, and is set forth in the Policy.

Depending upon the circumstances, including the premiums paid under the Policy and the performance of the underlying investment options, the Policy may have no Cash Surrender Value and, therefore, the policyowner may receive no surrender proceeds upon surrendering the Policy.

SURRENDER CHARGES ON A PARTIAL WITHDRAWAL

A partial withdrawal will result in the assessment of a portion of the Surrender Charges to which the Policy is subject. The portion of the Surrender Charges assessed will be based on the ratio of the amount of the withdrawal which exceeds the Free Withdrawal Amount to the Net Cash Surrender Value of the Policy immediately prior to the withdrawal. The Surrender Charges will be deducted on a pro-rata basis from each of the Investment Accounts and the Guaranteed Interest Account. If the amount in the accounts are not sufficient to pay the Surrender Charges assessed, then the amount of the withdrawal will be reduced.

Whenever a portion of the surrender charges is deducted as a result of a partial withdrawal, the Policy's remaining surrender charges will be reduced in the same proportion that the surrender charge deducted bears to the total surrender charge immediately before the partial withdrawal.

FREE WITHDRAWAL AMOUNT

The Free Withdrawal Amount is equal to 10% of the Net Cash Surrender Value at the time of the withdrawal. In determining what, if any, portion of a partial withdrawal is in excess of the Free Withdrawal Amount, all previous partial withdrawals that have occurred in the current Policy Year are included.

MONTHLY CHARGES

On the Policy Date and at the beginning of each policy month, a deduction is due from the Policy Value to cover certain charges in connection with the Policy until the insured reaches age 100. Monthly deductions due prior to the Effective Date will be taken on the Effective Date instead of the dates they were due. The charges consist of:

(i)         a monthly administration charge;
(ii)        a monthly charge for the cost of insurance;
(iii)       a monthly charge for any supplementary benefits added to the Policy.

Unless otherwise allowed by the Company and specified by the policyholder, the monthly deduction will be allocated among the Investment Accounts and the Guaranteed Interest Account in the same proportion as the Policy value in each bears to the Net Policy Value.

ADMINISTRATION CHARGE

This charge will be equal to $12 per policy month, which is guaranteed not to increase. The charge is designed to cover certain administrative expenses associated with the Policy, including maintaining policy records, collecting premiums and processing death claims, surrender and withdrawal requests and various changes permitted under a Policy.

COST OF INSURANCE CHARGE

The monthly charge for the cost of insurance is determined by multiplying the applicable cost of insurance rate times the net amount at risk at the beginning of each policy month. The cost of insurance rate and the net amount at risk are determined separately for the initial Face Amount and for each increase in Face Amount. In determining the net amount at risk, if there have been increases in the Face Amount, the Policy Value shall first be considered a part of the initial Face Amount. If the Policy Value exceeds the initial Face Amount, it shall then be considered a part of the additional increases in Face Amount resulting from the increases in the order of the increases.

The net amount at risk is equal to the greater of zero, or the result of
(a)minus (b) where:

(a) is the death benefit as of the first day of the month, divided by 1.0032737; and

(b)         is the Policy Value as of the first day of the month.

The cost of insurance rate is based upon the following factors:

- the issue age, sex (unless unisex rates are required by law) and smoking status of the life insured;
-           the underwriting class of the Policy;
-           the number of years since issue or since an increase in Face Amount;
-           the amount of the Death Benefit in excess of the Face Amount; and
-           any extra charges for additional ratings indicated in the Policy.

Cost of insurance rates will generally increase with the life insured's age.

The cost of insurance rates reflect the Company's expectations as to future mortality experience. The rates may be changed from time to time on a basis which does not unfairly discriminate within the class of lives insured. In no event will the cost of insurance rate exceed the guaranteed rates set forth in the Policy except to the extent that an extra charge is imposed because of an additional rating applicable to the life insured. The guaranteed rates are based on the 1980 Commissioners Standard Ordinary Mortality Tables.

CHARGES FOR SUPPLEMENTARY BENEFITS

If the Policy includes Supplementary Benefits, a charge will be made applicable to such Supplementary Benefit.

CHARGES ASSESSED AGAINST ASSETS OF THE INVESTMENT ACCOUNTS

A daily charge is assessed against amounts in the Investment Accounts equal to a percentage of the value of the Investment Account. This charge is to compensate the Company for the mortality and expense risks it assumes under the Policy. The mortality risk assumed is that lives insured may live for a shorter period of time than the Company estimated. The expense risk assumed is that expenses incurred in issuing and administering the Policy will be greater than the Company estimated. The Company will realize a gain from this charge to the extent it is not needed to provide benefits and pay expenses under the Policy.

The charge varies by Policy Year as follows:

                                                                                 Equivalent Annual
                                                 Daily Mortality and           Mortality and Expense
                     Policy Year                 Expense Risk Charge                Risk Charge
                         1-10                       0.000020625%                       0.75%
                         11+                        0.000010981%                       0.40%

CHARGES FOR TRANSFERS

A charge of $25 will be imposed on each transfer in excess of twelve in a policy year.

REDUCTION IN CHARGES

The Policy is available for purchase by corporations and other groups or sponsoring organizations for multiple life sales. Manufacturers Life of America reserves the right to reduce any of the Policy's loads or charges on certain Cases where it is expected that the amount or nature of such Cases will result in savings of sales, underwriting, administrative or other costs. Eligibility for these reductions and the amount of reductions will be determined by a number of factors, including the number of lives to be insured, the total premiums expected to be paid, total assets under management for the policyholder, the nature of the relationship among the insured individuals, the purpose for which the policies are being purchased, expected persistency of the individual policies, and any other circumstances which Manufacturers Life of America believes to be relevant to the expected reduction of its expenses. Some of these reductions may be guaranteed and others may be subject to withdrawal or modification, on a uniform Case basis. Reductions in charges will not be unfairly discriminatory to any policyholders.

COMPANY TAX CONSIDERATIONS


At the present time, the Company makes no specific charge to the Separate Account for any federal, state, or local taxes that the Company incurs that may be attributable to such Account or to the Policies. The Company, however, reserves the right in the future to make a charge for any such tax or other economic burden resulting from the application of the tax laws that it determines to be properly attributable to the Separate Account or to the Policies.


POLICY VALUE

DETERMINATION OF THE POLICY VALUE

A Policy has a Policy Value, a portion of which is available to the policyholder by making a policy loan or partial withdrawal, or upon surrender of the Policy. The Policy Value may also affect the amount of the death benefit. The Policy Value at any time is equal to the sum of the values in the Investment Accounts, the Guaranteed Interest Account, and the Loan Account.

INVESTMENT ACCOUNTS

An Investment Account is established under each Policy for each sub-account of the Separate Account to which net premiums or transfer amounts have been allocated. Each Investment Account under a Policy measures the interest of the Policy in the corresponding sub-account. The value of the Investment Account established for a particular sub-account is equal to the number of units of that sub-account credited to the Policy times the value of such units.

GUARANTEED INTEREST ACCOUNT

Amounts in the Guaranteed Interest Account do not vary with the investment performance of any sub-account. Instead, these amounts are credited with interest at a rate determined by Manufacturers Life of America. For a detailed description of the Guaranteed Interest Account, see "The General Account - Guaranteed Interest Account".

LOAN ACCOUNT

Amounts borrowed from the Policy are transferred to the Loan Account. Amounts in the Loan Account do not vary with the investment performance of any sub-account. Instead, these amounts are credited with interest at a rate which is equal to the amount charged on the outstanding Policy Debt less the Loan Spread. For a detailed description of the Loan Account, see "Policy Loans - Loan Account".

UNITS AND UNIT VALUES

CREDITING AND CANCELING UNITS

Units of a particular sub-account are credited to a Policy when net premiums are allocated to that sub-account or amounts are transferred to that sub-account. Units of a sub-account are cancelled whenever amounts are deducted, transferred or withdrawn from the sub-account. The number of units credited or cancelled for a specific transaction is based on the dollar amount of the transaction divided by the value of the unit on the Business Day on which the transaction occurs. The number of units credited with respect to a premium payment will be based on the applicable unit values for the Business Day on which the premium is received at the Service Office, except for any premiums received before the Effective Date. For premiums received before the Effective Date, the values will be determined on the Effective Date.

Units are valued at the end of each Business Day. When an order involving the crediting or canceling of units is received after the end of a Business Day, or on a day which is not a Business Day, the order will be processed on the basis of unit values determined on the next Business Day. Similarly, any determination of Policy Value, Investment Account value or death benefit to be made on a day which is not a Business Day will be made on the next Business Day.

UNIT VALUES

The value of a unit of each sub-account was initially fixed at $10.00. For each subsequent Business Day the unit value for that sub-account is determined by multiplying the unit value for the immediately preceding Business Day by the net investment factor for the that sub-account on such subsequent Business Day.

The net investment factor for a sub-account on any Business Day is equal to (a) divided by (b) minus (c), where:

(a) is the net asset value of the underlying Portfolio shares held by that sub-account as of the end of such Business Day before any policy transaction are made on that day;

(b) is the net asset value of the underlying Portfolio shares held by that sub-account as of the end of the immediately preceding Business Day after all policy transaction were made for that day; and

(c) is a charge not exceeding the daily mortality and expense risk charge shown in the "Charges and Deductions - Charges Assessed Against Assets of the Investment Accounts" section.

The value of a unit may increase, decrease, or remain the same, depending on the investment performance of a sub-account from one Business Day to the next.

Due to the fact that the daily mortality and expense risk charge varies by Policy Years, two unit values will be calculated for each sub-account commencing 10 years after the effective date of the first Policy.

TRANSFERS OF POLICY VALUE

At any time, a policyholder may transfer Policy Value from one sub-account to another or to the Guaranteed Interest Account. Transfer requests must be in writing in a format satisfactory to the Company, or by telephone if a currently valid telephone transfer authorization form is on file.

These transfer privileges are subject to the Company's consent. The Company reserves the right to impose limitations on transfers, including the maximum amount that may be transferred. In addition, transfer privileges are subject to any restrictions that may be imposed by the Trust.

TRANSFER CHARGES

A policyholder may make up to twelve transfers each policy year free of charge. Additional transfers in each policy year may be made at a cost of $25 per transfer. This charge will be allocated among the Investment Accounts and the Guaranteed Interest Account in the same proportion as the amount transferred from each bears to the total amount transferred. All transfer requests received by the Company on the same Business Day are treated as a single transfer request.

Transfers under the Dollar Cost Averaging and Asset Allocation Balancer programs, discussed below, do not count against the number of free transfers permitted per Policy Year.

TRANSFERS INVOLVING GUARANTEED INTEREST ACCOUNT

The maximum amount that may be transferred from the Guaranteed Interest Account in any one policy year is the greater of $500 or 15% of the Guaranteed Interest Account Value at the previous Policy Anniversary. Any transfer which involves a transfer out of the Guaranteed Interest Account may not involve a transfer to the Investment Account for the Money Market Trust.

TELEPHONE TRANSFERS

Although failure to follow reasonable procedures may result in the Company being liable for any losses resulting from unauthorized or fraudulent telephone transfers, Manufacturers Life of America will not be liable for following instructions communicated by telephone that the Company reasonably believes to be genuine. The Company will employ reasonable procedures to confirm that instructions communicated by telephone are genuine. Such procedures shall consist of confirming that a valid telephone authorization form is on file, tape recording of all telephone transactions and providing written confirmation thereof.

POLICY LOANS

At any time while this Policy is in force, a policyholder may borrow against the Policy Value of the Policy. The Policy serves as the only security for the loan. Policy loans may have tax consequences, see "Tax Treatment of Policy Benefits - Policy Loan Interest."

MAXIMUM LOAN

The amount of any loan cannot exceed the amount which would cause the Policy Debt to equal the Loan Value of the Policy on the date of the loan.

LOAN VALUE

The Loan Value is equal to the Policy's Cash Surrender Value less the monthly deductions due to the next Policy Anniversary.

EFFECT OF POLICY LOAN

A policy loan will have an effect on future Policy Values, since that portion of the Policy Value in the Loan Account will increase in value at the crediting interest rate rather than varying with the performance of the underlying Portfolios or increasing in value at the rate of interest credited for amounts allocated to the Guaranteed Interest Account. A policy loan may cause a Policy to be more susceptible to going into default since a policy loan will be reflected in the Net Cash Surrender Value. See "Lapse and Reinstatement." Finally, a policy loan will affect the amount payable on the death of the life insured, since the death benefit is reduced by the Policy Debt at the date of death in arriving at the insurance benefit.

INTEREST CHARGED ON POLICY LOANS

Interest on the Policy Debt will accrue daily and be payable annually on the Policy Anniversary. The rate of interest charged will be an effective annual rate of 5.00%.

LOAN ACCOUNT

When a loan is made, an amount equal to the loan will be deducted from the Investment Accounts or the Guaranteed Interest Account and transferred to the Loan Account. The policyholder may designate how the amount to be transferred to the Loan Account is allocated among the accounts from which the transfer is to be made. In the absence of instructions, the amount to be transferred will be allocated to each account in the same proportion as the value in each Investment Account and the Guaranteed Interest Account bears to the Net Policy Value. A transfer from an Investment Account will result in the cancellation of units of the underlying sub-account equal in value to the amount transferred from the Investment Account. However, since the Loan Account is part of the Policy Value, transfers made in connection with a loan will not change the Policy Value.

INTEREST CREDITED TO THE LOAN ACCOUNT

Interest will be credited to amounts in the Loan Account at an effective annual rate of at least 4.00%. The actual rate credited is equal to the rate of interest charged on the policy loan less the Loan Spread. The Loan Spread varies by policy year as follows:

      Policy Year              Loan Spread
          1-10                    1.00%
         11-20                    0.50%
          21+                     0.25%

LOAN ACCOUNT ADJUSTMENTS

On the first day of each policy month the difference between the Loan Account and the Policy Debt is transferred to the Loan Account from the Investment Accounts or the Guaranteed Interest Account. Amounts transferred from the Loan Account will be allocated to the Investment Accounts and the Guaranteed Interest Account in the same proportion as the value in each Investment Account and the Guaranteed Interest Account bears to the Net Policy Value.

LOAN REPAYMENTS

Policy Debt may be repaid in whole or in part at any time prior to the death of the life insured, provided that the Policy is in force. When a repayment is made, the amount is credited to the Loan Account and transferred to the Guaranteed Interest Account or the Investment Accounts. Loan repayments will be allocated to the Guaranteed Interest Account and each Investment Account in the same proportion as the value in each Investment Account and the Guaranteed Interest Account bears to the Net Policy Value.

Amounts paid to the Company not specifically designated in writing as loan repayments will be treated as premiums.

POLICY SURRENDER AND PARTIAL WITHDRAWALS

POLICY SURRENDER

A Policy may be surrendered for its Net Cash Surrender Value at any time while the life insured is living. The Net Cash Surrender Value is equal to the Policy Value less any surrender charges and outstanding monthly deductions due (the "Cash Surrender Value") minus the Policy Debt. The Net Cash Surrender Value will be determined at the end of the Business Day on which Manufacturers Life of America receives the Policy and a written request for surrender at its Service Office. After a Policy is surrendered, the insurance coverage and all other benefits under the Policy will terminate.

PARTIAL WITHDRAWALS

A policyholder may make a partial withdrawal of the Net Cash Surrender Value. The policyholder may specify the portion of the withdrawal to be taken from each Investment Account and the Guaranteed Interest Account. In the absence of instructions, the withdrawal will be allocated among such accounts in the same proportion as the Policy Value in each account bears to the Net Policy Value. For information on Surrender Charges on a Partial Withdrawal see "Charges and Deductions - Surrender Charges."

REDUCTION IN FACE AMOUNT DUE TO A PARTIAL WITHDRAWAL

If Death Benefit Option 1 is in effect when a partial withdrawal is made, the Face Amount of the Policy will be reduced by the amount of the withdrawal plus any applicable Surrender Charges. Reductions in Face Amount resulting from partial withdrawals will not incur any Surrender Charges above the Surrender Charges applicable to the withdrawal.

If the death benefit is based upon the Policy Value times the minimum death benefit percentage set forth under "Death Benefit - Minimum Death Benefit," the Face Amount will be reduced only to the extent that the amount of the withdrawal plus the portion of the Surrender Charge assessed exceeds the difference between the death benefit and the Face Amount. When the Face Amount of a Policy is based on one or more increases subsequent to issuance of the Policy, a reduction resulting from a partial withdrawal will be applied in the same manner as a requested decrease in Face Amount, i.e., against the Face Amount provided by the most recent increase, then against the next most recent increases successively and finally against the initial Face Amount.

LAPSE AND REINSTATEMENT

LAPSE

A Policy will go into default if at the beginning of any policy month the Policy's Net Cash Surrender Value would go below zero after deducting the monthly deduction then due. Therefore, a Policy could lapse eventually if increases in Policy Value (prior to deduction of Policy charges) are not sufficient to cover Policy charges. A lapse could have adverse tax consequences as described under "Tax Treatment of the Policy - Tax Treatment of Policy Benefits - Surrender or Lapse." Manufacturers Life of America will notify the policyholder of the default and will allow a 61 day grace period in which the policyholder may make a premium payment sufficient to bring the Policy out of default. The required payment will be equal to the amount necessary to bring the Net Cash Surrender Value to zero, if it was less than zero on the date of default, plus the monthly deductions due at the date of default and payable at the beginning of each of the two policy months thereafter, plus any appliable premium load. If the required payment is not received by the end of the grace period, the Policy will terminate with no value.

DEATH DURING GRACE PERIOD

If the life insured should die during the grace period, the Policy Value used in the calculation of the death benefit will be the Policy Value as of the date of default and the insurance benefit will be reduced by any outstanding monthly deductions due at the time of death.

REINSTATEMENT

A policyholder can reinstate a Policy which has terminated after going into default at any time within the five year period following the date of termination subject to the following conditions:

(a)   The Policy must not have been surrendered for its Net Cash Surrender
      Value;

(b) Evidence of the life insured's insurability satisfactory to Manufacturers Life of America is furnished to the Company; and

(c) A premium equal to the payment required during the grace period following default to keep the Policy in force is paid to the Company.

THE GENERAL ACCOUNT

The general account of Manufacturers Life of America consists of all assets owned by the Company other than those in the Separate Account and other separate accounts of the Company. Subject to applicable law, Manufacturers Life of America has sole discretion over the investment of the assets of the general account.

By virtue of exclusionary provisions, interests in the general account of Manufacturers Life of America have not been registered under the Securities Act of 1933 and the general account has not been registered as an investment company under the Investment Company Act of 1940. Accordingly, neither the general account nor any interests therein are subject to the provisions of these acts, and as a result the staff of the SEC. has not reviewed the disclosures in this prospectus relating to the general account. Disclosures regarding the general account may, however, be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of statements made in a prospectus.

GUARANTEED INTEREST ACCOUNT

A policyholder may elect to allocate net premiums to the Guaranteed Interest Account or to transfer all or a portion of the Policy Value to the Guaranteed Interest Account from the Investment Accounts. Manufacturers Life of America will hold the reserves required for any portion of the Policy Value allocated to the Guaranteed Interest Account in its general account. Transfers from the Guaranteed Interest Account to the Investment Accounts are subject to restrictions.

POLICY VALUE IN THE GUARANTEED INTEREST ACCOUNT

The Policy Value in the Guaranteed Interest Account is equal to:

      (a)   the portion of the net premiums allocated to it; plus

      (b)   any amounts transferred to it; plus

      (c)   interest credited to it; less

      (d)   any charges deducted from it; less

      (e)   any partial withdrawals from it; less

      (f)   any amounts transferred from it.

INTEREST ON THE GUARANTEED INTEREST ACCOUNT

An allocation of Policy Value to the Guaranteed Interest Account does not entitle the policyholder to share in the investment experience of the general account. Instead, Manufacturers Life of America guarantees that the Policy Value in the Guaranteed Interest Account will accrue interest daily at an effective annual rate of at least 4%, without regard to the actual investment experience of the general account. Consequently, if a policyholder pays the planned premiums, allocates all net premiums only to the general account and makes no transfers, partial withdrawals, or policy loans, the minimum amount and duration of the death benefit of the Policy will be determinable and guaranteed.

OTHER PROVISIONS OF THE POLICY

POLICYHOLDER RIGHTS

Unless otherwise restricted by a separate agreement, the policyholder may:

-     Vary the premiums paid under the Policy.

-     Change the death benefit option.

-     Change the premium allocation for future premiums.

-     Transfer amounts between sub-accounts.

-     Take loans and/or partial withdrawals.

-     Surrender the contract.

-     Transfer ownership to a new owner.

- Name a contingent owner that will automatically become owner if the policyholder dies before the insured.

-     Change or revoke a contingent owner.

-     Change or revoke a beneficiary.

ASSIGNMENT OF RIGHTS

Manufacturers Life of America will not be bound by an assignment until it receives a copy of the assignment at its Service Office. Manufacturers Life of America assumes no responsibility for the validity or effects of any assignment.

BENEFICIARY

One or more beneficiaries of the Policy may be appointed by the policyholder by naming them in the application. Beneficiaries may be appointed in three classes
- primary, secondary, and final. Beneficiaries may also be revocable or irrevocable. Unless an irrevocable designation has been elected, the beneficiary may be changed by the policyholder during the life insured's lifetime by giving written notice to the Company in a form satisfactory to us. If the life insured dies and there is no surviving beneficiary, the policyholder, or the policyholder's estate if the policyholder is the life insured, will be the beneficiary. If a beneficiary dies before the seventh day after the death of the life insured, the Company will pay the insurance benefit as if the beneficiary had died before the life insured.

INCONTESTABILITY

Manufacturers Life of America will not contest the validity of a Policy after it has been in force during the life insured's lifetime for two years from the Issue Date. It will not contest the validity of an increase in Face Amount, after such increase or addition has been in force during the life insured's lifetime for two years. If a Policy has been reinstated and been in force for less than two years from the reinstatement date, the Company can contest any misrepresentation of a fact material to the reinstatement.

MISSTATEMENT OF AGE OR SEX


If the life insured's stated age or sex or both in the Policy are incorrect, Manufacturers Life of America will change the Face Amount so that the death benefit will be that which the most recent monthly charge for the cost of insurance would have purchased for the correct age and sex.


SUICIDE EXCLUSION


If the life insured, whether sane or insane, dies by suicide within two years from the Issue Date (or within the maximum period permitted by the state in which the Policy was delivered, if less than two years), Manufacturers Life of America will pay only the premiums paid less any partial withdrawals and any Policy Debt. If the life insured should die by suicide within two years after a Face Amount increase, the death benefit for the increase will be limited to the monthly deductions for the increase. At the discretion of the Company, this provision may be waived under some circumstances, such as policies purchased in conjunction with certain existing benefit plans.


SUPPLEMENTARY BENEFITS


Subject to certain requirements, one or more supplementary benefits may be added to a Policy, including, in the case of a Policy owned by a corporation or other similar entity, a benefit permitting a change in the life insured (a taxable event). More detailed information concerning these supplementary benefits may be obtained from an authorized agent of the Company. The cost of any supplementary benefits will be deducted as part of the monthly deduction.

TAX TREATMENT OF THE POLICY

The following summary provides a general description of the federal income tax considerations associated with the Policy and does not purport to be complete or to cover all situations. This discussion is not intended as tax advice. Counsel or other competent tax advisers should be consulted for more complete information. This discussion is based upon the Company's understanding of the present federal income tax laws as they are currently interpreted by the Internal Revenue Service (the "Service"). No representation is made as to the likelihood of continuation of the present federal income tax laws nor of the current interpretations by the Service. MANUFACTURERS LIFE OF AMERICA DOES NOT MAKE ANY GUARANTEE REGARDING THE TAX STATUS OF ANY POLICY OR ANY TRANSACTION REGARDING THE POLICIES.

The Policies may be used in various arrangements, including non-qualified deferred compensation or salary continuation plans, split dollar insurance plans, executive bonus plans, retiree medical benefit plans and others. The tax consequences of such plans may vary depending on the particular facts and circumstances of each individual arrangement. Therefore, if the use of such Policies in any such arrangement, the value of which depends in part on the tax consequences, is contemplated, a qualified tax adviser should be consulted for advice on the tax attributes of the particular arrangement.

LIFE INSURANCE QUALIFICATION

There are several requirements that must be met for a Policy to be considered a Life Insurance Contract under the Internal Revenue Code, and thereby to enjoy the tax benefits of such a contract:

1. The Policy must satisfy the definition of life insurance under Section 7702 of the Internal Revenue Code of 1986 (the "Code").

2. The investments of the Separate Account must be "adequately diversified" in accordance with Section 817(h) of the Code and Treasury Regulations.

3. The Policy must be a valid life insurance contract under applicable state law.

4. The Policyholder must not possess "incidents of ownership" in the assets of the Separate Account.

These four items are discussed in detail below.

DEFINITION OF LIFE INSURANCE


Section 7702 of the Code sets forth a definition of a life insurance contract for federal tax purposes. For a Policy to be a life insurance contract, it must satisfy either the Cash Value Accumulation Test or the Guideline Premium Test. By limiting cash value at any time to the net single premium that would be required in order to fund future benefits under the contract, the Cash Value Accumulation Test in effect requires a minimum death benefit for a given Policy Value. The Guideline Premium Test also requires a minimum death benefit, but in addition limits the total premiums that can be paid into a Policy for a given amount of death benefit.


With respect to a Policy which is issued on the basis of a standard rate class, the Company believes (largely in reliance on IRS Notice 88-128 and the proposed mortality charge regulations under Section 7702, issued on July 5, 1991) that such a Policy should meet the Section 7702 definition of a life insurance contract.

With respect to a Policy that is issued on a substandard basis (i.e., a rate class involving higher-than-standard mortality risk), there is less guidance, in particular as to how mortality and other expense requirements of Section 7702 are to be applied in determining whether such a Policy meets the Section 7702 definition of a life insurance contract. Thus it is not clear whether or not such a Policy would satisfy Section 7702, particularly if the policyholder pays the full amount of premiums permitted under the Policy.

The Secretary of the Treasury (the "Treasury") is authorized to prescribe regulations implementing Section 7702. However, while proposed regulations and other interim guidance have been issued, final regulations have not been adopted and guidance as to how Section 7702 is to be applied is limited. If a Policy were determined not to be a life insurance contract for purposes of Section 7702, such a Policy would not provide the tax advantages normally provided by a life insurance policy.

If it is subsequently determined that a Policy does not satisfy Section 7702, the Company may take whatever steps are appropriate and reasonable to attempt to cause such a Policy to comply with Section 7702. For these reasons, the Company reserves the right to restrict Policy transactions as necessary to attempt to qualify it as a life insurance contract under Section 7702.

DIVERSIFICATION


Section 817(h) of the Code requires that the investments of the Separate Account be "adequately diversified" in accordance with Treasury regulations in order for the Policy to qualify as a life insurance contract under Section 7702 of the Code (discussed above). The Separate Account, through the Trust, intends to comply with the diversification requirements prescribed in Treas. Reg.

Sec. 1.817-5, which affect how the Trust's assets are to be invested. The Company believes that the Separate Account will thus meet the diversification requirement, and the Company will monitor continued compliance with the requirement.


STATE LAW

State regulations require that the policyholder have appropriate insurable interest in the life insured. Failure to establish an insurable interest may result in the Policy not qualifying as a life insurance contract for federal tax purposes.

INVESTOR CONTROL

In certain circumstances, owners of variable life insurance Policies may be considered the owners, for federal income tax purposes, of the assets of the separate account used to support their policies. In those circumstances, income and gains from the separate account assets would be includible in the variable policyholder's gross income. The IRS has stated in published rulings that a variable policyholder will be considered the owner of separate account assets if the policyholder possesses incidents of ownership in those assets, such as the ability to exercise investment control over the assets. The Treasury Department has also announced, in connection with the issuance of regulations concerning diversification, that those regulations "do not provide guidance concerning the circumstances in which investor control of the investments of a segregated asset account may cause the investor (i.e., the policyholder), rather than the insurance company, to be treated as the owner of the assets in the account." This announcement also stated that guidance would be issued by way of regulations or rulings on the "extent to which policyholders may direct their investments to particular sub-accounts without being treated as owners of the underlying assets". As of the date of this prospectus, no such guidance has been issued.


The ownership rights under the Policy are similar to, but different in certain respects from, those described by the IRS in rulings in which it was determined that policyholders were not owners of separate account assets. For example, the Policy has many more portfolios to which policyowners may allocate premium payments and Policy Values than were available in the policies described in the rulings. These differences could result in an owner being treated as the owner of a pro-rata portion of the assets of the Separate Account. In addition, the Company does not know what standards will be set forth, if any, in the regulations or rulings which the Treasury Department has stated it expects to issue. The company therefore reserves the right to modify the Policy as necessary to attempt to prevent an owner from being considered the owner of a pro rata share of the assets of the Separate Account.


TAX TREATMENT OF POLICY BENEFITS

The following discussion assumes that the Policy will qualify as a life insurance contract for federal income tax purposes. The Company believes that the proceeds and cash value increases of a Policy should be treated in a manner consistent with a fixed-benefit life insurance policy for federal income tax purposes.

Depending on the circumstances, the exchange of a Policy, a change in the Policy's death benefit option, a Policy loan, partial withdrawal, surrender, change in ownership, the addition of an accelerated death benefit rider, or an assignment of the Policy may have federal income tax consequences. In addition, federal, state and local transfer, and other tax consequences of ownership or receipt of Policy proceeds depend on the circumstances of each policyholder or beneficiary.

DEATH BENEFIT

The death benefit under the Policy should be excludible from the gross income of the beneficiary under Section 101(a)(1) of the Code.

CASH VALUES

Generally, the policyholder will not be deemed to be in constructive receipt of the Policy Value until there is a distribution. This includes additions attributable to interest, dividends, appreciation or gains realized on transfers among sub-accounts.

INVESTMENT IN THE POLICY Investment in the Policy means:

(a) the aggregate amount of any premiums or other consideration paid for a Policy; minus


(b) the aggregate amount, other than loan amounts, received under the Policy which has been excluded from the gross income of the policyholder (except that the amount of any loan from, or secured by, a Policy that is a Modified Endowment Contract or "MEC," to the extent such amount has been excluded from gross income, will be disregarded); plus



(c) the amount of any loan from, or secured by a Policy that is a MEC to the extent that such amount has been included in the gross income of the policyholder.


The repayment of a policy loan, or the payment of interest on a loan, does not affect the Investment in the Policy.

SURRENDER OR LAPSE

Upon a complete surrender or lapse of a Policy or when benefits are paid at a Policy's maturity date, if the amount received plus the amount of Policy Debt exceeds the total investment in the Policy, the excess will generally be treated as ordinary income subject to tax.

If, at the time of lapse, a Policy has a loan, the loan is extinguished and the amount of the loan is a deemed payment to the policyholder. If the amount of this deemed payment exceeds the investment in the contract, the excess is taxable income and is subject to Internal Revenue Service reporting requirements.

DISTRIBUTIONS

The tax consequences of distributions from, and loans taken from or secured by, a Policy depend on whether the Policy is classified as a MEC.

DISTRIBUTIONS FROM NON-MEC'S

A distribution from a non-MEC is generally treated as a tax-free recovery by the policyholder of the Investment in the Policy to the extent of such Investment in the Policy, and as a distribution of taxable income only to the extent the distribution exceeds the Investment in the Policy. Loans from, or secured by, a non-MEC are not treated as distributions. Instead, such loans are treated as indebtedness of the policyholder.

Force Outs

An exception to this general rule occurs in the case of a decrease in the Policy's death benefit or any other change that reduces benefits under the Policy in the first 15 years after the Policy is issued and that results in a cash distribution to the policyholder in order for the Policy to continue to comply with the Section 7702 definitional limits. Such a cash distribution will be taxed in whole or in part as ordinary income (to the extent of any gain in the Policy) under rules prescribed in Section 7702. Changes include partial withdrawals and death benefit option changes.

DISTRIBUTIONS FROM MEC'S

Policies classified as MEC's will be subject to the following tax rules:

(a) First, all partial withdrawals from such a Policy are treated as ordinary income subject to tax up to the amount equal to the excess (if any) of the Policy Value immediately before the distribution over the Investment in the Policy at such time.


(b) Second, loans taken from or secured by such a Policy and assignments and pledges of any part of its value are treated as partial withdrawals from the Policy and taxed accordingly. Past-due loan interest that is added to the loan amount is treated as a loan.


(c) Third, a 10% additional income tax is imposed on the portion of any distribution (including distributions on surrender) from, or loan taken from or secured by, such a policy that is included in income except where the distribution or loan:

      (i)   is made on or after the policyholder attains age 59 1/2;

      (ii)  is attributable to the policyholder becoming disabled; or

      (iii) is part of a series of substantially equal periodic payments for the life (or life expectancy) of the policyholder or the joint lives (or joint life expectancies) of the policyholder and the policyholder's beneficiary.

These exceptions are not likely to apply in situations where the Policy is not owned by an individual.

Definition of Modified Endowment Contracts

Section 7702A establishes a class of life insurance contracts designated as "Modified Endowment Contracts," which applies to Policies entered into or materially changed after June 20, 1988.

In general, a Policy will be a Modified Endowment Contract if the accumulated premiums paid at any time during the first seven policy years exceed the "seven-pay premium limit". The seven-pay premium limit on any date is equal to the sum of the net level premiums that would have been paid on or before such date if the policy provided for paid-up future benefits after the payment of seven level annual premiums (the "seven-pay premium").

The rules relating to whether a Policy will be treated as a MEC are extremely complex and cannot be adequately described in the limited confines of this summary. Therefore, a current or prospective policyholder should consult with a competent adviser to determine whether a transaction will cause the Policy to be treated as a MEC.

Material Changes

A policy that is not a MEC may become a MEC if it is "materially changed". If there is a material change to the policy, the seven year testing period for MEC status is restarted. The material change rules for determining whether a Policy is a MEC are complex. In general, however, the determination of whether a Policy will be a MEC after a material change generally depends upon the relationship among the death benefit of the Policy at the time of such change, the Policy Value at the time of the change, and the additional premiums paid into the Policy during the seven years starting with the date on which the material change occurs.

Reductions in Face Amount

If there is a reduction in benefits during the first seven policy years, the seven-pay premium limit is recalculated as if the policy had been originally issued at the reduced benefit level. Failure to comply would result in classification as a MEC regardless of any efforts by the Company to provide a payment schedule that will not violate the seven pay test.

Exchanges

A life insurance contract received in exchange for a MEC will also be treated as a MEC.

Processing of Premiums


If a premium is received which would cause the Policy to become a MEC within 23 days of the next Policy Anniversary, the Company will not apply the portion of the premium which would cause MEC status ("excess premium") to the Policy when received. The excess premium will be placed in a suspense account until the next anniversary date, at which point the excess premium, along with interest, earned on the excess premium at a rate of 3.5% from the date the premium was received, will be applied to the Policy. (Any amount that would still be excess premium on the next anniversary will be refunded to the policyholder). The policyholder will be advised of this action and will be offered the opportunity to have the premium credited as of the original date received or to have the premium returned. If the policyholder does not respond, the premium and interest will be applied to the Policy as of the first day of the next anniversary.


If a premium is received which would cause the Policy to become a MEC more than 23 days prior to the next Policy Anniversary, the Company will refund any excess premium to the policyholder. The portion of the premium which is not excess will be applied as of the date received. The policyholder will be advised of this action and will be offered the opportunity to return the premium and have it credited to the account as of the original date received.

Multiple Policies

All MEC's that are issued by a Company (or its affiliates) to the same policyholder during any calendar year are treated as one MEC for purposes of determining the amount includible in gross income under Section 72(e) of the Code.

POLICY LOAN INTEREST

Generally, personal interest paid on any loan under a Policy which is owned by an individual is not deductible. For policies purchased on or after January 1, 1996, interest on any loan under a Policy owned by a taxpayer and covering the life of any individual who is an officer or employee of or is financially interested in the business carried on by the taxpayer will not be tax deductible unless the employee is a key person within the meaning of Section 264 of the Code. A deduction will not be permitted for interest on a loan under a Policy held on the life of a key person to the extent the aggregate of such loans with respect to contracts covering the key person exceed $50,000. The number of employees who can qualify as key persons depends in part on the size of the employer but cannot exceed 20 individuals.

Furthermore, if a non-natural person owns a Policy, or is the direct or indirect beneficiary under a Policy, section 264(f) of the Code disallows a pro-rata portion of the taxpayer's interest expense allocable to unborrowed Policy cash values attributable to insurance held on the lives of individuals who are not 20% (or more) owners of the taxpayer-entity, officers, employees, or former employees of the taxpayer.

The portion of the interest expense that is allocable to unborrowed Policy cash values is an amount that bears the same ratio to that interest expense as the taxpayer's average unborrowed Policy cash values under such life insurance policies bear to the average adjusted bases for all assets of the taxpayer.


If the Policyholder is an individual, and if the taxpayer is a business and is not the Policyholder, but is the direct or indirect beneficiary under the Policy, then the amount of unborrowed cash value of the Policy taken into account in computing the portion of the taxpayer's interest expense allocable to unborrowed Policy cash values cannot exceed the benefit to which the taxpayer is directly or indirectly entitled under the Policy.

POLICY EXCHANGES


A policyholder generally will not recognize gain upon the exchange of a Policy for another life insurance policy covering the same life insured and issued by the Company or another insurance company, except to the extent that the policyholder receives cash in the exchange or is relieved of Policy indebtedness as a result of the exchange. In no event will the gain recognized exceed the amount by which the Policy Value (including any unpaid loans) exceeds the policyholder's Investment in the Policy.


OTHER TRANSACTIONS


A transfer of the Policy, a change in the owner, a change in the life insured, a change in the beneficiary, and certain other changes to the Policy, as well as particular uses of the Policy (including use in a so called "split-dollar" arrangement) may have tax consequences depending upon the particular circumstances and should not be undertaken prior to consulting with a qualified tax adviser. For instance, if the owner transfers the Policy or designates a new owner in return for valuable consideration (or, in some cases, if the transferor is relieved of a liability as a result of the transfer), then the Death Benefit payable upon the death of the Insured may in certain circumstances be includible in taxable income to the extent that the Death Benefit exceeds the prior consideration paid for the transfer and any premiums or other amounts subsequently paid by the transferee. Further, in such a case, if the consideration received exceeds the transferor's Investment in the Policy, the difference will be taxed to the transferor as ordinary income.


Federal estate and state and local estate, inheritance and other tax consequences of ownership or receipt of Policy proceeds depend on the individual circumstances of each policyholder and beneficiary.

ALTERNATE MINIMUM TAX

Corporate owners may be subject to Alternate Minimum Tax on the annual increases in Cash Surrender Values and on the Death Benefit proceeds.

INCOME TAX REPORTING

In certain employer-sponsored life insurance arrangements, including equity-split dollar arrangements, participants may be required to report for income tax purposes, one or more of the following:

(a)   the value each year of the life insurance protection provided;

(b)   an amount equal to any employer-paid premiums; or

(c) some or all of the amount by which the current value exceeds the employer's interest in the Policy.

Participants should consult with their tax adviser to determine the tax consequences of these arrangements.

OTHER INFORMATION

PAYMENT OF PROCEEDS

As long as the Policy is in force, Manufacturers Life of America will ordinarily pay any policy loans, surrenders, partial withdrawals or insurance benefit within seven days after receipt at its Service Office of all the documents required for such a payment. The Company may delay the payment of any policy loans, surrenders, partial withdrawals, or insurance benefit that depends on Guaranteed Interest Account values for up to six months or in the case of any Investment Account for any period during which (i) the New York Stock Exchange is closed for trading (except for normal weekend and holiday closings), (ii) trading on the New York Stock Exchange is restricted (iii) an emergency exists as a result of which disposal of securities held in the Separate Account is not reasonably practicable or it is not reasonably practicable to determine the value of the Separate Account's net assets or (iv) the SEC, by order, so permits for the protection of security holders; provided that applicable rules and regulations of the SEC shall govern as to whether the conditions described in
(2) and (3) exist.

REPORTS TO POLICYHOLDERS

Within 30 days after each Policy Anniversary, Manufacturers Life of America will send the policyholder a statement showing, among other things:

-     the amount of death benefit;

- the Policy Value and its allocation among the Investment Accounts, the Guaranteed Interest Account and the Loan Account;

- the value of the units in each Investment Account to which the Policy Value is allocated;

-     the Policy Debt and any loan interest charged since the last report;

- the premiums paid and other Policy transactions made during the period since the last report; and

-     any other information required by law.


Each policyholder will also be sent an annual and a semi-annual report for the Trust which will include a list of the securities held in each Portfolio as required by the 1940 Act.


DISTRIBUTION OF THE POLICIES


ManEquity, Inc., an indirect wholly-owned subsidiary of MFC, will act as the principal underwriter of, and continuously offer, the Policies pursuant to a Distribution Agreement with Manufacturers Life of America. ManEquity, Inc. is registered as a broker-dealer under the Securities Exchange Act of 1934 and is a member of the National Association of Securities Dealers. ManEquity, Inc. is located at 200 Bloor Street East, Toronto, Ontario, Canada, M4W 1E5 and was organized under the laws of Colorado on May 4, 1970. The directors of ManEquity, Inc. are: Joseph Scott, Robert Cook and Gary Buchanan. The officers of ManEquity, Inc. are: (i) Gary Buchanan - President, (ii) Thomas Reive - Treasurer, (iii) Brian Buckley - Secretary and General Counsel. The principal business address of each director and officer of ManEquity, Inc., except Brian Buckley, is Manulife Financial, 200 Bloor Street East, Toronto, Ontario, Canada, M4W 1E5. The principal business address of Brian Buckley is Manulife Financial, 73 Tremont Street, Boston, MA 02108. The Policies will be sold by registered representatives of either ManEquity, Inc. or other broker-dealers having distribution agreements with ManEquity who are also authorized by state insurance departments to do so.


A registered representative will receive commissions not to exceed 15% of premiums paid up to the Target Premium, and 2.5% of premiums paid in excess of the Target Premium in Policy Years 1 through 5, commissions of 2.5% of premiums paid in Policy Years 6 and later, and after the fifth anniversary 0.20% of the Policy Value per year. Representatives who meet certain productivity standards with regard to the sale of the Policies and certain other policies issued by Manufacturers Life of America or Manufacturers Life will be eligible for additional compensation.

RESPONSIBILITIES OF MANUFACTURERS LIFE

Manufacturers Life and The Manufacturers Life Insurance Company (U.S.A.), ("Manufacturers USA"), have entered into an agreement with ManEquity, Inc. pursuant to which Manufacturers Life or Manufacturers USA, on behalf of ManEquity, Inc. will pay the sales commissions in respect of the Policies and certain other policies issued by Manufacturers Life of America, prepare and maintain all books and records required to be prepared and maintained by ManEquity, Inc. with respect to the policies and such other policies, and send all confirmations required to be sent by ManEquity, Inc. with respect to the Policies and such other policies. ManEquity, Inc. will promptly reimburse Manufacturers Life or Manufacturers USA for all sales commissions paid by Manufacturers Life or Manufacturers USA and will pay Manufacturers Life or Manufacturers USA for its other services under the agreement in such amounts and at such times as agreed to by the parties.

Manufacturers Life and Manufacturers USA have also entered into a Service Agreement with Manufacturers Life of America pursuant to which Manufacturers Life and Manufacturers USA will provide to Manufacturers Life of America all issue, administrative, general services and recordkeeping functions on behalf of Manufacturers Life of America with respect to all of its insurance policies including the Policies.

Finally, Manufacturers USA has entered into a Stoploss Reinsurance Agreement with Manufacturers Life of America under which Manufacturers Life (or Manufacturers USA) reinsures all aggregate claims in excess of 110% of the expected claims for all flexible premium variable life insurance policies issued by Manufacturers Life of America. Under the agreement, Manufacturers USA will automatically reinsure the risk for any one life up to a maximum of $7,500,000, except in the case of aviation risks where the maximum will be $5,000,000. However, Manufacturers USA may also consider reinsuring any non-aviation risk in excess of $7,500,000 and any aviation risk in excess of $5,000,000.

VOTING RIGHTS


As stated previously, all of the assets held in each sub-account of the Separate Account will be invested in shares of a particular Portfolio of the Trust. Manufacturers Life of America is the legal owner of those shares and as such has the right to vote upon certain matters that are required by the 1940 Act to be approved or ratified by the shareholders of a mutual fund and to vote upon any other matters that may be voted upon at a shareholders' meeting. However, Manufacturers Life of America will vote shares held in the sub-accounts in accordance with instructions received from policyholders having an interest in such sub-accounts. Shares held in each sub-account for which no timely instructions from policyholders are received, including shares not attributable to the Policies, will be voted by Manufacturers Life of America in the same proportion as those shares in that sub-account for which instructions are received. Should the applicable federal securities laws or regulations change so as to permit Manufacturers Life of America to vote shares held in the Separate Account in its own right, it may elect to do so.

The number of shares in each sub-account for which instructions may be given by a policyholder is determined by dividing the portion of the Policy Value derived from participation in that sub-account, if any, by the value of one share of the corresponding Portfolio. The number will be determined as of a date chosen by Manufacturers Life of America, but not more than 90 days before the shareholders' meeting. Fractional votes are counted. Voting instructions will be solicited in writing at least 14 days prior to the meeting.

Manufacturers Life of America may, if required by state officials, disregard voting instructions if such instructions would require shares to be voted so as to cause a change in the sub-classification or investment policies of one or more of the Portfolios, or to approve or disapprove an investment management contract. In addition, the Company itself may disregard voting instructions that would require changes in the investment policies or investment adviser, provided that the Company reasonably disapproves such changes in accordance with applicable federal regulations. If Manufacturers Life of America does disregard voting instructions, it will advise policyholders of that action and its reasons for such action in the next communication to policyholders.

SUBSTITUTION OF PORTFOLIO SHARES


It is possible that in the judgment of the management of Manufacturers Life of America, one or more of the Portfolios may become unsuitable for investment by the Separate Account because of a change in investment policy or a change in the applicable laws or regulations, because the shares are no longer available for investment, or for some other reason. In that event, Manufacturers Life of America may seek to substitute the shares of another Portfolio or of an entirely different mutual fund. Before this can be done, the approval of the SEC and one or more state insurance departments may be required.


Manufacturers Life of America also reserves the right (i) to combine other separate accounts with the Separate Account, (ii) to create new separate accounts, (iii) to establish additional sub-accounts within the Separate Account to invest in additional portfolios of the Trust or another management investment company, (iv) to eliminate existing sub-accounts and to stop accepting new allocations and transfers into the corresponding portfolio, (v) to combine sub-accounts or to transfer assets in one sub-account to another sub-account or
(vi) to transfer assets from the Separate Account to another separate account and from another separate account to the Separate Account. The Company also reserves the right to operate the Separate Account as a management investment company or other form permitted by law, and to de-register the Separate Account under the 1940 Act. Any such change would be made only if permissible under applicable federal and state law.

RECORDS AND ACCOUNTS

McCamish Systems, L.L.C., 6425 Powers Ferry Road, Atlanta, Georgia 30339, will act as a Transfer Agent on behalf of Manufacturers Life of America as it relates to the Policies described in this Prospectus. In the role of a Transfer Agent, McCamish Systems will perform administrative functions, such as decreases, increases, surrenders and partial withdrawals and fund transfers on behalf of the Company.

All records and accounts relating to the Separate Account and the Portfolios will be maintained by the Company. All financial transactions will be handled by the Company. All reports required to be made and information required to be given will be provided by McCamish Systems on behalf of the Company.

STATE REGULATIONS

Manufacturers Life of America is subject to the regulation and supervision by the Michigan Department of Insurance, which periodically examines its financial condition and operations. It is also subject to the insurance laws and regulations of all jurisdictions in which it is authorized to do business. The Policies have been filed with insurance officials, and meet all standards set by law, in each jurisdiction where they are sold.

Manufacturers Life of America is required to submit annual statements of its operations, including financial statements, to the insurance departments of the various jurisdictions in which it does business for the purposes of determining solvency and compliance with local insurance laws and regulations.

LITIGATION

No litigation is pending that would have a material effect upon the Separate Account or the Trust.

INDEPENDENT AUDITORS


The consolidated financial statements of The Manufacturers Life Insurance Company of America at December 31, 2000 and 1999, and for each of the three years ended December 31, 2000 and the financial statements of Separate Account Four of The Manufacturers Life Insurance Company of America at December 31, 2000 and 1999, and for each of the two years ended

December 31, 2000, appearing in this prospectus, have been audited by Ernst & Young LLP, independent auditors, as set forth in their reports thereon appearing elsewhere herein. Such financial statements have been included herein in reliance upon such reports given upon the authority of such firm as experts in auditing and accounting.


FURTHER INFORMATION


A registration statement under the Securities Act of 1933 has been filed with the SEC relating to the offering described in this prospectus. This prospectus does not include all the information set forth in the registration statement. The omitted information may be obtained from the SEC's principal office in Washington D.C. upon payment of the prescribed fee. The SEC also maintains a Web site that contains reports, proxy and information statements and other information regarding registrants that file electronically with the SEC which is located at http://www.sec.gov.


For further information you may also contact Manufacturers Life of America's Home Office, the address and telephone number of which are on the first page of the prospectus.

OFFICERS AND DIRECTORS

The directors and executive officers of the Company, together with their principal occupations during the past five years are as follows:

Officers and Directors

                                  POSITION WITH
                               MANUFACTURERS LIFE



                                    POSITION WITH
                                    MANUFACTURERS LIFE
NAME                                OF AMERICA                       PRINCIPAL OCCUPATION
Sandra M. Cotter (38)*              Director                         Attorney, Dykema Gossett, PLLC, 1989 to present.
                                    (since December 1992)

James D. Gallagher (46)**           Director (since May 1996),       President, Manufacturers Investment Trust,
                                    Secretary and General Counsel    February 2001 to Present, President, The
                                                                     Manufacturers Life Insurance Company of New
                                                                     York, August 1999 to Present, Vice President,
                                                                     Secretary and General Counsel, The
                                                                     Manufacturers Life Insurance Company (USA),
                                                                     January 1997 to present; Secretary and General
                                                                     Counsel, Manufacturers Adviser Corporation,
                                                                     January 1997 to present; Vice President,
                                                                     Chief Legal Officer and Government
                                                                     Relations-U.S. Operations, The Manufacturers
                                                                     Life Insurance Company, January 1996 to
                                                                     present; Vice President, Secretary and General
                                                                     Counsel, The Manufacturers Life Insurance
                                                                     Company of North America, 1994 to present.

Donald A. Guloien (44)***           Director (since August 1990)     Executive Vice President, Business Development,
                                    and President                    The Manufacturers Life Insurance Company,
                                                                     January 1999 to present, Senior Vice President,
                                                                     Business Development, The Manufacturers Life
                                                                     Insurance Company, 1994 to December 1998.


James O'Malley (55)***              Director (since November 1998)   Senior Vice President, U.S. Pensions, The
                                                                     Manufacturers Life Insurance Company, January
                                                                     1999 to present; Vice President, Systems New
                                                                     Business Pensions, The Manufacturers Life
                                                                     Insurance Company,  1984 to December 1998.

Joseph J. Pietroski (62)***         Director (since July 1992)       Senior Vice President and Corporate Secretary,
                                                                     The Manufacturers Life Insurance Company,
                                                                     1999 to present.  Senior Vice President,
                                                                     General Counsel and Corporate Secretary, The
                                                                     Manufacturers Life Insurance Company, 1988 to
                                                                     1999.

John D. Richardson (63)***          Director (since January 1995)    Senior Executive Vice President, The
                                    and Chairman                     Manufacturers Life Insurance Company; January
                                                                     1999 to present; Executive Vice President, U.S.
                                                                     Operations, The Manufacturers Life Insurance
                                                                     Company, November 1997 to December 1998;
                                                                     Senior Vice President and General Manager, U.S.
                                                                     Operations, The Manufacturers Life Insurance
                                                                     Company, January 1995 to October 1997.

                                    POSITION WITH
                                    MANUFACTURERS LIFE
NAME                                OF AMERICA                       PRINCIPAL OCCUPATION
Victor Apps (53)***                 Vice President, Asia             Executive Vice President, Asia Operations, The
                                                                     Manufacturers Life Insurance Company, November
                                                                     1997 to present; Senior Vice President and
                                                                     General Manager, Greater China Division, The
                                                                     Manufacturers Life Insurance Company, 1995 to
                                                                     1997; Vice President and General Manager,
                                                                     Greater China Division, The Manufacturers Life
                                                                     Insurance Company, 1993 to 1995

Felix Chee (54)***                  Vice President, Investments      Executive Vice President & Chief Investment
                                                                     Officer, The Manufacturers Life Insurance
                                                                     Company; November 1997 to present; Chief
                                                                     Investment Officer, The Manufacturers Life
                                                                     Insurance Company, June 1997 to present, Senior
                                                                     Vice President and Treasurer, The Manufacturers
                                                                     Life Insurance Company, August 1994 to May 1997.

Robert A. Cook (46)**               Vice President, Marketing        Senior Vice President, U.S. Individual
                                                                     Insurance, The Manufacturers Life Insurance
                                                                     Company, January 1999 to present; Vice
                                                                     President, Product Management, The
                                                                     Manufacturers Life Insurance Company, January
                                                                     1996 to December 1998; Sales and Marketing
                                                                     Director, The Manufacturers Life Insurance
                                                                     Company, 1994 to 1995.

John Ostler (48)***                 Vice President, Chief            Vice President, Chief Financial Officer and
                                    Financial Officer and            Appointed Actuary, U.S. Operations, The
                                    Appointed Actuary                Manufacturers Life Insurance Company, October
                                                                     1, 2000 to present; Vice President and
                                                                     Corporate Actuary, The Manufacturers Life
                                                                     Insurance Company, March 1998 to September
                                                                     2000; Vice President & CFO U.S. Individual
                                                                     Insurance, The Manufacturers Life Insurance
                                                                     Company, 1992 to  March 1998; Vice President,
                                                                     U.S. Insurance Products, The Manufacturers
                                                                     Life Insurance Company, 1990 - 1992; Assistant
                                                                     Vice President & Pricing Actuary, U.S.
                                                                     Insurance, The Manufacturers Life Insurance
                                                                     Company, 1988-1990.

Denis Turner (45)***                Vice President and Treasurer     Vice President and Treasurer, The
                                                                     Manufacturers Life Insurance Company of
                                                                     America, May 1999 to present; Vice President
                                                                     & Chief Accountant, U.S. Division, The
                                                                     Manufacturers Life Insurance Company, May 1999
                                                                     to present; Assistant Vice President, Financial
                                                                     Operations, Reinsurance Division, The
                                                                     Manufacturers Life Insurance Company, February
                                                                     1998 to April 1999; Assistant Vice President &
                                                                     Controller, Reinsurance Division, The
                                                                     Manufacturers Life Insurance Company, November
                                                                     1995, to January 1998, Assistant

NAME                      POSITION WITH                              PRINCIPAL OCCUPATION
                          MANUFACTURERS LIFE
                          OF AMERICA

                                                                     Vice President, Corporate Controllers, The
                                                                     Manufacturers Life Insurance Company, January
                                                                     1989 to October 1995.







* Principal business address is Dykema Gossett, 800 Michigan National Tower, Lansing, Michigan 48933.

** Principal business address is Manulife Financial, 73 Tremont Street, Boston, MA 02108.

*** Principal business address is Manulife Financial, 200 Bloor Street, Toronto, Ontario Canada M4W 1E5.

DEATH BENEFIT SCHEDULE WITH FLEXIBLE TERM INSURANCE OPTION

A Policy can be issued with a schedule of death benefits which may vary by Policy Year. The entire schedule is called the Death Benefit Schedule. The Death Benefit Schedule will provide flexible term insurance to age 100. The amount of death benefit shown in the Death Benefit Schedule for any Policy Year is called the Scheduled Annual Death Benefit for that Policy Year. Any amount of Scheduled Annual Death Benefit over and above the death benefit provided by the Policy will be provided by Flexible Term Insurance (the "Rider"). The combined death benefit of the Policy and Rider may be the Scheduled Annual Death Benefit alone (similar to Death Benefit Option 1), or the Scheduled Annual Death Benefit plus the Policy Value (similar to Death Benefit Option 2).

A Policy may be combined with the Rider to result in an initial Scheduled Annual Death Benefit equal to the same Face Amount that could be acquired under the Policy alone. Depending upon the amount of premium paid into the Policy, combining the Policy and the Rider may result in a surrender charge for the Policy that is lower than the surrender charge provided under the Policy alone. In addition, current cost of insurance rates for the Rider are less than those for the Policy in the first fifteen Policy years, but greater than the rates for the Policy in Policy Year 16 and later.

A policyholder may, upon written request, change the Death Benefit Schedule. A written request for a change which results in a decrease to the Scheduled Annual Death Benefit must be received at least 30 days prior to the first day of a policy month for the change to take effect as of that policy month. A written request for a change which results in an increase to the Scheduled Annual Death Benefit in any Policy Year will take effect at the beginning of the month following the date the Company approves the request. Increases in the Death Benefit Schedule are subject to evidence of insurability satisfactory to the Company, A requested decrease in the Schedule will require a decrease in the Policy's Face Amount if the new Death Benefit Schedule in any year is less than the Face Amount. In this case, the Face Amount will be reduced to the Scheduled Annual Death Benefit. If a decrease in Face Amount is required, Surrender Charges will be assessed as provided under "Decrease in Face Amount - Surrender Charges Assessed on a Decrease".

If the policyholder changes the Death Benefit Option of the Policy from Death Benefit Option 2 to Death Benefit Option 1 and if the Face Amount of the Policy after the change would be greater than the Scheduled Annual Death Benefit in effect at the time of the change, then the Face Amount after the change will be equal to the Scheduled Annual Death Benefit.

If the Face Amount of the Policy is increased then the Scheduled Annual Death Benefit for all Policy Years after and including the effective date of the change will be increased by the same amount. If the Face Amount of the Policy is decreased then the Scheduled Annual Death Benefit for all Policy Years after and including the effective date of the change will be decreased by the same amount. This provision does not apply to increases or decreases in Face Amount due to a change in the Death Benefit Option.


If in any Policy Year, the Face Amount is greater than the Scheduled Annual Death Benefit for that Policy Year, the Face Amount will be reduced to be equal to the Scheduled Annual Death Benefit. If the Face Amount is decreased, Surrender Charges will be assessed as provided under "Decrease in Face Amount - Surrender Charges Assessed on a Decrease."


Year to year changes within the Death Benefit Schedule, as well as a change in the Death Benefit Schedule itself, may also have an effect on the maximum amount of premium that a policyholder may pay into a Policy. The Company will inform you of any such change. The Company reserves the right to limit a change in the Death Benefit Schedule so as to prevent the Policy from failing to qualify as life insurance for tax purposes.

The Rider is subject to the same Incontestability, Misstatement of Age or Sex, and Suicide Exclusion provisions as the Policy.

The Rider terminates on the termination date of the Policy. The policyholder may, however, terminate the Rider prior to the termination date of the Policy by sending the Company a written request to terminate the Rider. The Rider will then terminate at the end of the month in which the Company receives the request.

ILLUSTRATIONS

The following tables illustrate the way in which a Policy's Death Benefit, Policy Value, and Cash Surrender Value could vary over an extended period of time.

ASSUMPTIONS

- Hypothetical gross annual investment returns for the Portfolios (i.e., investment income and capital gains and losses, realized or unrealized) equivalent to constant gross annual rates of 0%, 6%, and 12% over the periods indicated.

-     An Insured who is a male, Issue Age 45, non-smoker.

-     A Face Amount of $365,000 in all Policy Years.

- Payment of an annual premium of $20,000 each year for the first seven Policy Years. Premiums are paid on the Policy Anniversary.

- All Premiums are allocated to and remain in the Variable Account for the entire period shown.

-     There are no transfers, partial withdrawals, or policy loans.

- Tables 1, 2, and 3 assume regular underwriting. Tables 4, 5, and 6 assume short form underwriting.

-     The Cash Value Accumulation Test is used.

- The illustrations assume all charges currently assessed against the Policy, including monthly cost of insurance charges and administrative charges and mortality and expense risk charges. The first set of columns in each table, under the heading "Current Charges", assumes cost of insurance rates currently expected to be charged. The second set of columns, under the heading "Guaranteed Charges", assumes maximum cost of insurance rates.

- The amounts shown in the Tables also take into account the Portfolios' advisory fees and operating expenses, which are assumed to be at an annual rate of 0.969% of the average daily net assets of the portfolio.

The Death Benefits, Policy Values, and Cash Surrender Values would be different from those shown if the returns averaged 0%, 6%, and 12%, but fluctuated over and under those averages throughout the years. The values would also be different depending on the allocation of a Policy's total Policy Value among the sub-accounts, if the actual rates of return averaged 0%, 6%, or 12%, but the rates of each Portfolio varied above and below such averages.

The gross annual rates of returns correspond to net annual rates of return according to the table below:

                                                                    Gross Rate of Return
                       Policy Year                0.00%                      6.00%                   12.00%
                       --------------------------------------------------------------------------------------
Net Rate                   1-10                 -1.707%                   4.191%                   10.089%
of Return                  11+                  -1.360%                   4.558%                   10.477%

Current cost of insurance charges are not guaranteed and may be changed.

The illustrations reflect the expense reimbursement in effect for the Science & Technology, International Stock, Blue Chip Growth, Equity Income and Lifestyle Trusts and the expense limitations in effect for the Capital Appreciation and Index Trusts. In the absence of such expense reimbursement and expense limitation, the average of the Portfolios' current expenses would have been 0.981% per annum and the gross annual rates of return of 0%, 6% and 12% would have corresponded to approximate net annual rates of return of -1.719%, 4.178% and 10.075% for Policy Years 1-10 and -1.372%, 4.546% and 10.463% for Policy Years 11 and after. The expense reimbursement for the Life-style Trusts and the expense limitation for the Equity Index Trust remained in effect during the fiscal year ended December 31, 2000 and are expected to remain in effect during the fiscal year ending December 31, 2001. Were the expense reimbursement and expense limitation to terminate, the average of the Portfolios' current expenses would be higher and the approximate net annual rates of return would be lower.

Upon request, Manufacturers Life of America will furnish a comparable illustration based on the proposed life insured's Issue Age, sex and risk class, any additional ratings and the death benefit option, Face Amount, Death Benefit Schedule (if applicable), and planned premium requested. Illustrations for smokers would show less favorable results than the illustration shown in this prospectus.

From time to time, in advertisements or sales literature for the Policies that quote performance data of one or more of the Portfolios, the Company may include cash surrender values and death benefit figures computed or using the same methodology as that used in the following illustrations, but with the average annual total return of the Portfolio for which performance data is shown in the advertisement replacing the hypothetical rates of return shown in the following tables.

The Policies were first sold to the public on September 11, 1998. However, total return data may be advertised for as long a period of time as the underlying Portfolio has been in existence. The results for any period prior to the Policies being offered would be calculated as if the Policies had been offered during that period of time, with all charges assumed to be the same as for the first full year the Policies were offered.

                         Table 1 - Regular Underwriting
                  Hypothetical Gross Investment Return of 0.00%

                                                        Current Charges
-----------------------------------------------------------------------------------------------------------------------------------
                     Premium      Policy       plus     less     less        plus      Policy              Net Cash       Death
  Pol     Annual       Accum       Value        Net    Admin     Cost      Invest       Value      Surr   Surrender     Benefit
 Year    Premium       at 5%      Beg Yr    Premium     Fees   of Ins     Earning      End Yr    Charge       Value      End Yr
    1     20,000      21,000           0     19,600     144       732        -326      18,397     2,000      16,397     365,000
    2     20,000      43,050      18,397     19,600     144       980        -638      36,235     3,000      33,235     365,000
    3     20,000      66,203      36,235     19,600     144     1,198        -941      53,553     3,000      50,553     365,000
    4     20,000      90,513      53,553     19,600     144     1,285      -1,236      70,487     4,000      66,487     365,000
    5     20,000     116,038      70,487     19,600     144     1,321      -1,524      87,099     5,000      82,099     365,000
    6     20,000     142,840      87,099     19,600     144     1,381      -1,807     103,366     5,000      98,366     365,000
    7     20,000     170,982     103,366     19,600     144     1,432      -2,085     119,306     4,000     115,306     365,000
    8          0     179,531     119,306          0     144     1,599      -2,021     115,542     3,000     112,542     365,000
    9          0     188,508     115,542          0     144     1,794      -1,955     111,649     2,000     109,649     365,000
   10          0     197,933     111,649          0     144     2,036      -1,886     107,583         0     107,583     365,000
   11          0     207,830     107,583          0     144     2,083      -1,447     103,909         0     103,909     365,000
   12          0     218,221     103,909          0     144     2,091      -1,397     100,277         0     100,277     365,000
   13          0     229,132     100,277          0     144     2,043      -1,348      96,742         0      96,742     365,000
   14          0     240,589      96,742          0     144     1,860      -1,301      93,437         0      93,437     365,000
   15          0     252,619      93,437          0     144     1,519      -1,259      90,515         0      90,515     365,000
   16          0     265,249      90,515          0     144     1,681      -1,218      87,471         0      87,471     365,000
   17          0     278,512      87,471          0     144     1,857      -1,175      84,295         0      84,295     365,000
   18          0     292,438      84,295          0     144     2,051      -1,131      80,970         0      80,970     365,000
   19          0     307,059      80,970          0     144     2,249      -1,084      77,493         0      77,493     365,000
   20          0     322,412      77,493          0     144     2,457      -1,035      73,856         0      73,856     365,000
   25          0     411,489      56,721          0     144     4,375        -738      51,463         0      51,463     365,000
   30          0     525,176      24,246          0     144     8,487        -266      15,349         0      15,349     365,000

                                                    Guaranteed Charges
-----------------------------------------------------------------------------------------------------------------------------------
                     Premium      Policy       plus     less     less        plus      Policy              Net Cash       Death
  Pol     Annual       Accum       Value        Net    Admin     Cost      Invest       Value      Surr   Surrender     Benefit
 Year    Premium       at 5%      Beg Yr    Premium     Fees   of Ins     Earning      End Yr    Charge       Value      End Yr
    1     20,000      21,000           0     19,600     144      1,570        -319      17,567     2,000      15,567     365,000
    2     20,000      43,050      17,567     19,600     144      1,613        -618      34,792     3,000      31,792     365,000
    3     20,000      66,203      34,792     19,600     144      1,653        -912      51,684     3,000      48,684     365,000
    4     20,000      90,513      51,684     19,600     144      1,687      -1,200      68,253     4,000      64,253     365,000
    5     20,000     116,038      68,253     19,600     144      1,723      -1,482      84,503     5,000      79,503     365,000
    6     20,000     142,840      84,503     19,600     144      1,754      -1,760     100,446     5,000      95,446     365,000
    7     20,000     170,982     100,446     19,600     144      1,793      -2,031     116,078     4,000     112,078     365,000
    8          0     179,531     116,078          0     144      1,987      -1,962     111,985     3,000     108,985     365,000
    9          0     188,508     111,985          0     144      2,210      -1,890     107,740     2,000     105,740     365,000
   10          0     197,933     107,740          0     144      2,467      -1,815     103,314         0     103,314     365,000
   11          0     207,830     103,314          0     144      2,748      -1,384      99,038         0      99,038     365,000
   12          0     218,221      99,038          0     144      3,058      -1,324      94,512         0      94,512     365,000
   13          0     229,132      94,512          0     144      3,391      -1,260      89,717         0      89,717     365,000
   14          0     240,589      89,717          0     144      3,757      -1,192      84,624         0      84,624     365,000
   15          0     252,619      84,624          0     144      4,160      -1,120      79,200         0      79,200     365,000
   16          0     265,249      79,200          0     144      4,619      -1,042      73,395         0      73,395     365,000
   17          0     278,512      73,395          0     144      5,144        -960      67,147         0      67,147     365,000
   18          0     292,438      67,147          0     144      5,752        -870      60,381         0      60,381     365,000
   19          0     307,059      60,381          0     144      6,461        -773      53,002         0      53,002     365,000
   20          0     322,412      53,002          0     144      7,278        -666      44,914         0      44,914     365,000
   25          0     411,489       3,327          0     144     13,234          -4           0         0           0           0
   30          0     525,176           0          0       0          0           0           0         0           0           0

- The policy value, cash surrender value, and the death benefit will differ if premiums are paid in different amounts or frequencies.

- It is emphasized that the hypothetical investment returns are illustrative only, and should not be deemed a representation of past or future results. Actual investment returns may be more or less than those shown and will depend on a number of factors, including the investment allocation made by the policyholder, and the investment return for the portfolios of manufacturers investment trust.

- The policy value, cash surrender value and death benefit for a policy would be different from those shown if actual rates of investment return averaged the rate shown above over a period of years, but also fluctuated above or below that average for individual policy years.

- No representations can be made that these hypothetical rates of return can be achieved for any one year or sustained over any period of time.

                         Table 2 - Regular Underwriting
                  Hypothetical Gross Investment Return of 6.00%


                                                        Current Charges
-----------------------------------------------------------------------------------------------------------------------------------
                     Premium      Policy       plus     less     less        plus      Policy              Net Cash       Death
  Pol     Annual       Accum       Value        Net    Admin     Cost      Invest       Value      Surr   Surrender     Benefit
 Year    Premium       at 5%      Beg Yr    Premium     Fees   of Ins     Earning      End Yr    Charge       Value      End Yr
    1     20,000      21,000           0     19,600     144       731        802        19,526     2,000      17,526     365,000
    2     20,000      43,050      19,526     19,600     144       973      1,614        39,624     3,000      36,624     365,000
    3     20,000      66,203      39,624     19,600     144     1,179      2,452        60,353     3,000      57,353     365,000
    4     20,000      90,513      60,353     19,600     144     1,246      3,319        81,882     4,000      77,882     365,000
    5     20,000     116,038      81,882     19,600     144     1,253      4,221       104,306     5,000      99,306     365,000
    6     20,000     142,840     104,306     19,600     144     1,272      5,161       127,651     5,000     122,651     365,000
    7     20,000     170,982     127,651     19,600     144     1,273      6,139       151,973     4,000     147,973     365,000
    8          0     179,531     151,973          0     144     1,370      6,335       156,793     3,000     153,793     365,000
    9          0     188,508     156,793          0     144     1,486      6,534       161,697     2,000     159,697     365,000
   10          0     197,933     161,697          0     144     1,620      6,737       166,670         0     166,670     365,000
   11          0     207,830     166,670          0     144     1,597      7,554       172,483         0     172,483     365,000
   12          0     218,221     172,483          0     144     1,546      7,821       178,613         0     178,613     365,000
   13          0     229,132     178,613          0     144     1,456      8,102       185,115         0     185,115     365,000
   14          0     240,589     185,115          0     144     1,288      8,403       192,086         0     192,086     365,000
   15          0     252,619     192,086          0     144     1,029      8,727       199,639         0     199,639     365,000
   16          0     265,249     199,639          0     144     1,109      9,069       207,455         0     207,455     365,000
   17          0     278,512     207,455          0     144     1,193      9,423       215,541         0     215,541     365,000
   18          0     292,438     215,541          0     144     1,282      9,790       223,905         0     223,905     365,000
   19          0     307,059     223,905          0     144     1,386     10,169       232,544         0     232,544     365,000
   20          0     322,412     232,544          0     144     1,495     10,560       241,465         0     241,465     365,000
   25          0     411,489     279,862          0     144     2,299     12,697       290,116         0     290,116     365,000
   30          0     525,176     333,322          0     144     3,664     15,100       344,615         0     344,615     365,000

                                                    Guaranteed Charges
-----------------------------------------------------------------------------------------------------------------------------------
                     Premium      Policy       plus     less     less        plus      Policy              Net Cash       Death
  Pol     Annual       Accum       Value        Net    Admin     Cost      Invest       Value      Surr   Surrender     Benefit
 Year    Premium       at 5%      Beg Yr    Premium     Fees   of Ins     Earning      End Yr    Charge       Value      End Yr
    1     20,000       21,000           0     19,600     144      1,568        783       18,671     2,000      16,671     365,000
    2     20,000       43,050      18,671     19,600     144      1,602      1,564       38,089     3,000      35,089     365,000
    3     20,000       66,203      38,089     19,600     144      1,627      2,378       58,296     3,000      55,296     365,000
    4     20,000       90,513      58,296     19,600     144      1,637      3,224       79,339     4,000      75,339     365,000
    5     20,000      116,038      79,339     19,600     144      1,638      4,106      101,262     5,000      96,262     365,000
    6     20,000      142,840     101,262     19,600     144      1,620      5,025      124,123     5,000     119,123     365,000
    7     20,000      170,982     124,123     19,600     144      1,593      5,984      147,971     4,000     143,971     365,000
    8          0      179,531     147,971          0     144      1,702      6,159      152,284     3,000     149,284     365,000
    9          0      188,508     152,284          0     144      1,825      6,337      156,652     2,000     154,652     365,000
   10          0      197,933     156,652          0     144      1,961      6,517      161,064         0     161,064     365,000
   11          0      207,830     161,064          0     144      2,099      7,286      166,107         0     166,107     365,000
   12          0      218,221     166,107          0     144      2,239      7,513      171,237         0     171,237     365,000
   13          0      229,132     171,237          0     144      2,376      7,743      176,460         0     176,460     365,272
   14          0      240,589     176,460          0     144      2,515      7,978      181,779         0     181,779     367,193
   15          0      252,619     181,779          0     144      2,660      8,217      187,192         0     187,192     368,767
   16          0      265,249     187,192          0     144      2,815      8,460      192,692         0     192,692     369,969
   17          0      278,512     192,692          0     144      2,980      8,707      198,275         0     198,275     370,774
   18          0      292,438     198,275          0     144      3,157      8,957      203,930         0     203,930     371,153
   19          0      307,059     203,930          0     144      3,373      9,209      209,623         0     209,623     373,128
   20          0      322,412     209,623          0     144      3,606      9,463      215,335         0     215,335     374,683
   25          0      411,489     238,384          0     144     13,234     10,746      244,235         0     244,235     378,564
   30          0      525,176           0          0       0          0     12,022      272,750         0           0     384,577

- The policy value, cash surrender value, and the death benefit will differ if premiums are paid in different amounts or frequencies.

- It is emphasized that the hypothetical investment returns are illustrative only, and should not be deemed a representation of past or future results. Actual investment returns may be more or less than those shown and will depend on a number of factors, including the investment allocation made by the policyholder, and the investment return for the portfolios of manufacturers investment trust.

- The policy value, cash surrender value and death benefit for a policy would be different from those shown if actual rates of investment return averaged the rate shown above over a period of years, but also fluctuated above or below that average for individual policy years.

- No representations can be made that these hypothetical rates of return can be achieved for any one year or sustained over any period of time.

                         Table 3 - Regular Underwriting
                 Hypothetical Gross Investment Return of 12.00%

                                                        Current Charges
-----------------------------------------------------------------------------------------------------------------------------------
                     Premium      Policy       plus     less     less        plus      Policy              Net Cash       Death
  Pol     Annual       Accum       Value        Net    Admin     Cost      Invest       Value      Surr   Surrender     Benefit
 Year    Premium       at 5%      Beg Yr    Premium     Fees   of Ins     Earning      End Yr    Charge       Value      End Yr
    1     20,000      21,000             0    19,600     144        730      1,930       20,656   2,000        18,656    365,000
    2     20,000      43,050        20,656    19,600     144        967      4,001       43,147   3,000        40,147    365,000
    3     20,000      66,203        43,147    19,600     144      1,158      6,260       67,704   3,000        64,704    365,000
    4     20,000      90,513        67,704    19,600     144      1,203      8,735       94,692   4,000        90,692    365,000
    5     20,000     116,038        94,692    19,600     144      1,176     11,459      124,432   5,000       119,432    365,000
    6     20,000     142,840       124,432    19,600     144      1,187     14,459      157,160   5,000       152,160    365,000
    7     20,000     170,982       157,160    19,600     144      1,356     17,752      193,011   4,000       189,011    365,000
    8          0     179,531       193,011         0     144      1,479     19,385      210,774   3,000       207,774    365,000
    9          0     188,508       210,774         0     144      1,619     21,170      230,181   2,000       228,181    365,000
   10          0     197,933       230,181         0     144      1,768     23,119      251,388       0       251,388    365,000
   11          0     207,830       251,388         0     144      1,784     26,230      275,689       0       275,689    365,000
   12          0     218,221       275,689         0     144      1,782     28,776      302,539       0       302,539    365,000
   13          0     229,132       302,539         0     144      1,765     31,590      332,220       0       332,220    365,000
   14          0     240,589       332,220         0     144      1,700     34,704      365,080       0       365,080    365,000
   15          0     252,619       365,080         0     144      1,614     38,152      401,473       0       401,473    365,000
   16          0     265,249       401,473         0     144      1,936     41,947      441,340       0       441,340    365,000
   17          0     278,512       441,340         0     144      2,313     46,103      484,985       0       484,985    365,000
   18          0     292,438       484,985         0     144      2,756     50,651      532,736       0       532,736    365,000
   19          0     307,059       532,736         0     144      3,307     55,623      584,908       0       584,908    365,000
   20          0     322,412       584,908         0     144      3,944     61,054      641,874       0       641,874    365,000
   25          0     411,489       927,005         0     144      8,194     96,660    1,015,328       0     1,015,328    365,000
   30          0     525,176     1,454,137         0     144     16,677    151,419    1,588,736       0     1,588,736    365,000


                                                    Guaranteed Charges
-----------------------------------------------------------------------------------------------------------------------------------
                     Premium      Policy       plus     less     less        plus      Policy              Net Cash       Death
  Pol     Annual       Accum       Value        Net    Admin     Cost      Invest       Value      Surr   Surrender     Benefit
 Year    Premium       at 5%      Beg Yr    Premium     Fees   of Ins     Earning      End Yr    Charge       Value      End Yr
    1     20,000      21,000           0    19,600      144      1,566       1,885       19,776    2,000      17,776      365,000
    2     20,000      43,050      19,776    19,600      144      1,592       3,879       41,519    3,000      38,519      365,000
    3     20,000      66,203      41,519    19,600      144      1,600       6,072       65,447    3,000      62,447      365,000
    4     20,000      90,513      65,447    19,600      144      1,583       8,487       91,807    4,000      87,807      365,000
    5     20,000     116,038      91,807    19,600      144      1,541      11,148      120,871    5,000     115,871      365,000
    6     20,000     142,840     120,871    19,600      144      1,504      14,083      152,906    5,000     147,906      386,851
    7     20,000     170,982     152,906    19,600      144      1,888      17,295      187,769    4,000     183,769      460,034
    8          0     179,531     187,769         0      144      2,132      18,822      204,315    3,000     201,315      486,269
    9          0     188,508     204,315         0      144      2,428      20,476      222,219    2,000     220,219      515,548
   10          0     197,933     222,219         0      144      2,743      22,265      241,597        0     241,597      543,592
   11          0     207,830     241,597         0      144      3,114      25,132      263,470        0     263,470      577,000
   12          0     218,221     263,470         0      144      3,529      27,400      287,198        0     287,198      611,732
   13          0     229,132     287,198         0      144      3,968      29,862      312,948        0     312,948      647,803
   14          0     240,589     312,948         0      144      4,483      32,531      340,852        0     340,852      688,522
   15          0     252,619     340,852         0      144      5,045      35,424      371,088        0     371,088      731,042
   16          0     265,249     371,088         0      144      5,669      38,557      403,832        0     403,832      775,357
   17          0     278,512     403,832         0      144      6,361      41,949      439,276        0     439,276      821,446
   18          0     292,438     439,276         0      144      7,132      45,620      477,620        0     477,620      869,269
   19          0     307,059     477,620         0      144      8,091      49,585      518,970        0     518,970      923,766
   20          0     322,412     518,970         0      144      9,160      53,858      563,524        0     563,524      980,531
   25          0     411,489     778,844         0      144     13,234      80,710      843,484        0     843,484    1,307,401
   30          0     525,176           0         0        0          0     119,153    1,243,090        0           0    1,752,756

- The policy value, cash surrender value, and the death benefit will differ if premiums are paid in different amounts or frequencies.

- It is emphasized that the hypothetical investment returns are illustrative only, and should not be deemed a representation of past or future results. Actual investment returns may be more or less than those shown and will depend on a number of factors, including the investment allocation made by the policyholder, and the investment return for the portfolios of manufacturers investment trust.

- The policy value, cash surrender value and death benefit for a policy would be different from those shown if actual rates of investment return averaged the rate shown above over a period of years, but also fluctuated above or below that average for individual policy years.

- No representations can be made that these hypothetical rates of return can be achieved for any one year or sustained over any period of time.

                        Table 4 - Short Form Underwriting
                  Hypothetical Gross Investment Return of 0.00%

                                                        Current Charges
-----------------------------------------------------------------------------------------------------------------------------------
                     Premium      Policy       plus     less     less        plus      Policy              Net Cash       Death
  Pol     Annual       Accum       Value        Net    Admin     Cost      Invest       Value      Surr   Surrender     Benefit
 Year    Premium       at 5%      Beg Yr    Premium     Fees   of Ins     Earning      End Yr    Charge       Value      End Yr
    1     20,000      21,000           0     19,600     144       840       -325       18,291     2,000      16,291     365,000
    2     20,000      43,050      18,291     19,600     144     1,023       -636       36,087     3,000      33,087     365,000
    3     20,000      66,203      36,087     19,600     144     1,236       -938       53,370     3,000      50,370     365,000
    4     20,000      90,513      53,370     19,600     144     1,455     -1,231       70,140     4,000      66,140     365,000
    5     20,000     116,038      70,140     19,600     144     1,624     -1,516       86,457     5,000      81,457     365,000
    6     20,000     142,840      86,457     19,600     144     1,678     -1,794      102,441     5,000      97,441     365,000
    7     20,000     170,982     102,441     19,600     144     1,686     -2,066      118,144     4,000     114,144     365,000
    8          0     179,531     118,144          0     144     1,841     -1,998      114,160     3,000     111,160     365,000
    9          0     188,508     114,160          0     144     2,031     -1,929      110,056     2,000     108,056     365,000
   10          0     197,933     110,056          0     144     2,249     -1,857      105,806         0     105,806     365,000
   11          0     207,830     105,806          0     144     2,288     -1,422      101,952         0     101,952     365,000
   12          0     218,221     101,952          0     144     2,278     -1,369       98,161         0      98,161     365,000
   13          0     229,132      98,161          0     144     2,223     -1,318       94,476         0      94,476     365,000
   14          0     240,589      94,476          0     144     2,045     -1,269       91,018         0      91,018     365,000
   15          0     252,619      91,018          0     144     1,724     -1,225       87,925         0      87,925     365,000
   16          0     265,249      87,925          0     144     1,874     -1,181       84,726         0      84,726     365,000
   17          0     278,512      84,726          0     144     2,037     -1,137       81,408         0      81,408     365,000
   18          0     292,438      81,408          0     144     2,208     -1,090       77,965         0      77,965     365,000
   19          0     307,059      77,965          0     144     2,374     -1,042       74,406         0      74,406     365,000
   20          0     322,412      74,406          0     144     2,543       -992       70,726         0      70,726     365,000
   25          0     411,489      53,626          0     144     4,419       -696       48,367         0      48,367     365,000
   30          0     525,176      21,086          0     144     8,565       -223       12,154         0      12,154     365,000


                                                    Guaranteed Charges
-----------------------------------------------------------------------------------------------------------------------------------
                     Premium      Policy       plus     less     less        plus      Policy              Net Cash       Death
  Pol     Annual       Accum       Value        Net    Admin     Cost      Invest       Value      Surr   Surrender     Benefit
 Year    Premium       at 5%      Beg Yr    Premium     Fees   of Ins     Earning      End Yr    Charge       Value      End Yr
    1     20,000      21,000           0     19,600     144      1,570        -319      17,567     2,000      15,567     365,000
    2     20,000      43,050      17,567     19,600     144      1,613        -618      34,792     3,000      31,792     365,000
    3     20,000      66,203      34,792     19,600     144      1,653        -912      51,684     3,000      48,684     365,000
    4     20,000      90,513      51,684     19,600     144      1,687      -1,200      68,253     4,000      64,253     365,000
    5     20,000     116,038      68,253     19,600     144      1,723      -1,482      84,503     5,000      79,503     365,000
    6     20,000     142,840      84,503     19,600     144      1,754      -1,760     100,446     5,000      95,446     365,000
    7     20,000     170,982     100,446     19,600     144      1,793      -2,031     116,078     4,000     112,078     365,000
    8          0     179,531     116,078          0     144      1,987      -1,962     111,985     3,000     108,985     365,000
    9          0     188,508     111,985          0     144      2,210      -1,890     107,740     2,000     105,740     365,000
   10          0     197,933     107,740          0     144      2,467      -1,815     103,314         0     103,314     365,000
   11          0     207,830     103,314          0     144      2,748      -1,384      99,038         0      99,038     365,000
   12          0     218,221      99,038          0     144      3,058      -1,324      94,512         0      94,512     365,000
   13          0     229,132      94,512          0     144      3,391      -1,260      89,717         0      89,717     365,000
   14          0     240,589      89,717          0     144      3,757      -1,192      84,624         0      84,624     365,000
   15          0     252,619      84,624          0     144      4,160      -1,120      79,200         0      79,200     365,000
   16          0     265,249      79,200          0     144      4,619      -1,042      73,395         0      73,395     365,000
   17          0     278,512      73,395          0     144      5,144        -960      67,147         0      67,147     365,000
   18          0     292,438      67,147          0     144      5,752        -870      60,381         0      60,381     365,000
   19          0     307,059      60,381          0     144      6,461        -773      53,002         0      53,002     365,000
   20          0     322,412      53,002          0     144      7,278        -666      44,914         0      44,914     365,000
   25          0     411,489       3,327          0     144     13,234          -4           0         0           0           0
   30          0     525,176           0          0       0          0           0           0         0           0           0

- The policy value, cash surrender value, and the death benefit will differ if premiums are paid in different amounts or frequencies.

- It is emphasized that the hypothetical investment returns are illustrative only, and should not be deemed a representation of past or future results. Actual investment returns may be more or less than those shown and will depend on a number of factors, including the investment allocation made by the policyholder, and the investment return for the portfolios of manufacturers investment trust.

- The policy value, cash surrender value and death benefit for a policy would be different from those shown if actual rates of investment return averaged the rate shown above over a period of years, but also fluctuated above or below that average for individual policy years.

- No representations can be made that these hypothetical rates of return can be achieved for any one year or sustained over any period of time.

                        Table 5 - Short Form Underwriting
                  Hypothetical Gross Investment Return of 6.00%


                                                        Current Charges
-----------------------------------------------------------------------------------------------------------------------------------
                     Premium      Policy       plus     less     less        plus      Policy              Net Cash       Death
  Pol     Annual       Accum       Value        Net    Admin     Cost      Invest       Value      Surr   Surrender     Benefit
 Year    Premium       at 5%      Beg Yr    Premium     Fees   of Ins     Earning      End Yr    Charge       Value      End Yr
    1     20,000      21,000           0     19,600     144       839        799       19,416     2,000      17,416      365,000
    2     20,000      43,050      19,416     19,600     144     1,017      1,609       39,465     3,000      36,465      365,000
    3     20,000      66,203      39,465     19,600     144     1,216      2,445       60,149     3,000      57,149      365,000
    4     20,000      90,513      60,149     19,600     144     1,411      3,307       81,502     4,000      77,502      365,000
    5     20,000     116,038      81,502     19,600     144     1,541      4,199      103,615     5,000      98,615      365,000
    6     20,000     142,840     103,615     19,600     144     1,546      5,125      126,651     5,000     121,651      365,000
    7     20,000     170,982     126,651     19,600     144     1,495      6,092      150,703     4,000     146,703      365,000
    8          0     179,531     150,703          0     144     1,574      6,277      155,263     3,000     152,263      365,000
    9          0     188,508     155,263          0     144     1,674      6,466      159,910     2,000     157,910      365,000
   10          0     197,933     159,910          0     144     1,781      6,658      164,644         0     164,644      365,000
   11          0     207,830     164,644          0     144     1,743      7,458      170,214         0     170,214      365,000
   12          0     218,221     170,214          0     144     1,669      7,714      176,115         0     176,115      365,000
   13          0     229,132     176,115          0     144     1,567      7,986      182,390         0     182,390      365,000
   14          0     240,589     182,390          0     144     1,397      8,276      189,124         0     189,124      365,000
   15          0     252,619     189,124          0     144     1,147      8,589      196,422         0     196,422      365,000
   16          0     265,249     196,422          0     144     1,212      8,920      203,986         0     203,986      365,000
   17          0     278,512     203,986          0     144     1,280      9,263      211,826         0     211,826      365,000
   18          0     292,438     211,826          0     144     1,347      9,619      219,954         0     219,954      365,000
   19          0     307,059     219,954          0     144     1,422      9,988      228,375         0     228,375      365,000
   20          0     322,412     228,375          0     144     1,501     10,369      237,100         0     237,100      365,000
   25          0     411,489     274,822          0     144     2,248     12,468      284,898         0     284,898      365,000
   30          0     525,176     327,368          0     144     3,582     14,831      338,473         0     338,473      365,000

                                                    Guaranteed Charges
-----------------------------------------------------------------------------------------------------------------------------------
                     Premium      Policy       plus     less     less        plus      Policy              Net Cash       Death
  Pol     Annual       Accum       Value        Net    Admin     Cost      Invest       Value      Surr   Surrender     Benefit
 Year    Premium       at 5%      Beg Yr    Premium     Fees   of Ins     Earning      End Yr    Charge       Value      End Yr
    1     20,000      21,000           0     19,600     144      1,568        783       18,671    2,000      16,671      365,000
    2     20,000      43,050      18,671     19,600     144      1,602      1,564       38,089    3,000      35,089      365,000
    3     20,000      66,203      38,089     19,600     144      1,627      2,378       58,296    3,000      55,296      365,000
    4     20,000      90,513      58,296     19,600     144      1,637      3,224       79,339    4,000      75,339      365,000
    5     20,000     116,038      79,339     19,600     144      1,638      4,106      101,262    5,000      96,262      365,000
    6     20,000     142,840     101,262     19,600     144      1,620      5,025      124,123    5,000     119,123      365,000
    7     20,000     170,982     124,123     19,600     144      1,593      5,984      147,971    4,000     143,971      365,000
    8          0     179,531     147,971          0     144      1,702      6,159      152,284    3,000     149,284      365,000
    9          0     188,508     152,284          0     144      1,825      6,337      156,652    2,000     154,652      365,000
   10          0     197,933     156,652          0     144      1,961      6,517      161,064        0     161,064      365,000
   11          0     207,830     161,064          0     144      2,099      7,286      166,107        0     166,107      365,000
   12          0     218,221     166,107          0     144      2,239      7,513      171,237        0     171,237      365,000
   13          0     229,132     171,237          0     144      2,376      7,743      176,460        0     176,460      365,272
   14          0     240,589     176,460          0     144      2,515      7,978      181,779        0     181,779      367,193
   15          0     252,619     181,779          0     144      2,660      8,217      187,192        0     187,192      368,767
   16          0     265,249     187,192          0     144      2,815      8,460      192,692        0     192,692      369,969
   17          0     278,512     192,692          0     144      2,980      8,707      198,275        0     198,275      370,774
   18          0     292,438     198,275          0     144      3,157      8,957      203,930        0     203,930      371,153
   19          0     307,059     203,930          0     144      3,373      9,209      209,623        0     209,623      373,128
   20          0     322,412     209,623          0     144      3,606      9,463      215,335        0     215,335      374,683
   25          0     411,489     238,384          0     144     13,234     10,746      244,235        0     244,235      378,564
   30          0     525,176           0          0       0          0     12,022      272,750        0           0      384,577

- The policy value, cash surrender value, and the death benefit will differ if premiums are paid in different amounts or frequencies.

- It is emphasized that the hypothetical investment returns are illustrative only, and should not be deemed a representation of past or future results. Actual investment returns may be more or less than those shown and will depend on a number of factors, including the investment allocation made by the policyholder, and the investment return for the portfolios of manufacturers investment trust.

- The policy value, cash surrender value and death benefit for a policy would be different from those shown if actual rates of investment return averaged the rate shown above over a period of years, but also fluctuated above or below that average for individual policy years.

- No representations can be made that these hypothetical rates of return can be achieved for any one year or sustained over any period of time.

                        Table 6 - Short Form Underwriting
                 Hypothetical Gross Investment Return of 12.00%

                                                        Current Charges
-----------------------------------------------------------------------------------------------------------------------------------
                     Premium      Policy       plus     less     less        plus      Policy              Net Cash       Death
  Pol     Annual       Accum       Value        Net    Admin     Cost      Invest       Value      Surr   Surrender     Benefit
 Year    Premium       at 5%      Beg Yr    Premium     Fees   of Ins     Earning      End Yr    Charge       Value      End Yr
    1     20,000      21,000             0    19,600     144        837      1,925       20,543   2,000        18,543     365,000
    2     20,000      43,050        20,543    19,600     144      1,010      3,988       42,977   3,000        39,977     365,000
    3     20,000      66,203        42,977    19,600     144      1,195      6,241       67,479   3,000        64,479     365,000
    4     20,000      90,513        67,479    19,600     144      1,362      8,704       94,276   4,000        90,276     365,000
    5     20,000     116,038        94,276    19,600     144      1,447     11,402      123,688   5,000       118,688     365,000
    6     20,000     142,840       123,688    19,600     144      1,440     14,371      156,076   5,000       151,076     365,000
    7     20,000     170,982       156,076    19,600     144      1,612     17,629      191,549   4,000       187,549     365,000
    8          0     179,531       191,549         0     144      1,726     19,224      208,903   3,000       205,903     365,000
    9          0     188,508       208,903         0     144      1,866     20,968      227,860   2,000       225,860     365,000
   10          0     197,933       227,860         0     144      2,001     22,873      248,588       0       248,588     365,000
   11          0     207,830       248,588         0     144      2,015     25,924      272,353       0       272,353     365,000
   12          0     218,221       272,353         0     144      2,001     28,414      298,622       0       298,622     365,000
   13          0     229,132       298,622         0     144      1,975     31,168      327,671       0       327,671     365,000
   14          0     240,589       327,671         0     144      1,899     34,216      359,844       0       359,844     365,000
   15          0     252,619       359,844         0     144      1,791     37,593      395,501       0       395,501     365,000
   16          0     265,249       395,501         0     144      2,106     41,312      434,563       0       434,563     365,000
   17          0     278,512       434,563         0     144      2,470     45,384      477,333       0       477,333     365,000
   18          0     292,438       477,333         0     144      2,892     49,842      524,138       0       524,138     365,000
   19          0     307,059       524,138         0     144      3,391     54,718      575,321       0       575,321     365,000
   20          0     322,412       575,321         0     144      3,974     60,048      631,251       0       631,251     365,000
   25          0     411,489       911,651         0     144      8,058     95,059      998,509       0       998,509     365,000
   30          0     525,176     1,430,038         0     144     16,400    148,909    1,562,403       0     1,562,403     365,000

                                                    Guaranteed Charges
-----------------------------------------------------------------------------------------------------------------------------------
                     Premium      Policy       plus     less     less        plus      Policy              Net Cash       Death
  Pol     Annual       Accum       Value        Net    Admin     Cost      Invest       Value      Surr   Surrender     Benefit
 Year    Premium       at 5%      Beg Yr    Premium     Fees   of Ins     Earning      End Yr    Charge       Value      End Yr
    1     20,000      21,000           0     19,600     144     1,566      1,885       19,776     2,000      17,776      365,000
    2     20,000      43,050      19,776     19,600     144     1,592      3,879       41,519     3,000      38,519      365,000
    3     20,000      66,203      41,519     19,600     144     1,600      6,072       65,447     3,000      62,447      365,000
    4     20,000      90,513      65,447     19,600     144     1,583      8,487       91,807     4,000      87,807      365,000
    5     20,000     116,038      91,807     19,600     144     1,541     11,148      120,871     5,000     115,871      365,000
    6     20,000     142,840     120,871     19,600     144     1,504     14,083      152,906     5,000     147,906      386,851
    7     20,000     170,982     152,906     19,600     144     1,888     17,295      187,769     4,000     183,769      460,034
    8          0     179,531     187,769          0     144     2,132     18,822      204,315     3,000     201,315      486,269
    9          0     188,508     204,315          0     144     2,428     20,476      222,219     2,000     220,219      515,548
   10          0     197,933     222,219          0     144     2,743     22,265      241,597         0     241,597      543,592
   11          0     207,830     241,597          0     144     3,114     25,132      263,470         0     263,470      577,000
   12          0     218,221     263,470          0     144     3,529     27,400      287,198         0     287,198      611,732
   13          0     229,132     287,198          0     144     3,968     29,862      312,948         0     312,948      647,803
   14          0     240,589     312,948          0     144     4,483     32,531      340,852         0     340,852      688,522
   15          0     252,619     340,852          0     144     5,045     35,424      371,088         0     371,088      371,042
   16          0     265,249     371,088          0     144     5,669     38,557      403,832         0     403,832      775,357
   17          0     278,512     403,832          0     144     6,361     41,949      439,276         0     439,276      821,446
   18          0     292,438     439,726          0     144     7,132     45,620      477,620         0     477,620      869,269
   19          0     307,059     477,620          0     144     8,091     49,585      518,970         0     518,970      923,766
   20          0     322,412     518,970          0     144     9,160     53,858      563,524         0     563,524      980,531
   25          0     411,489     778,844          0     144    13,234     80,710      843,484         0     843,484    1,307,401
   30          0     525,176           0          0       0         0    119,153     1,243,090        0           0    1,752,756

     * The policy value, cash surrender value, and the death benefit will differ if premiums are paid in different amounts or frequencies.

     * It is emphasized that the hypothetical investment returns are illustrative only, and household not be deemed a representation of past or future results. Actual investment returns may be more or less than those shown and will depend on a number of factors, including the investment allocation made by the policyholder, and the investment return for the portfolios of manufacturers investment trust.

- The policy value, cash surrender value and death benefit for a policy would be different from those shown if actual rates of investment return averaged the rate shown above over a period of years, but also fluctuated above or below that average for individual policy years.

- No representations can be made that these hypothetical rates of return can be achieved for any one year or sustained over any period of time.

                                   APPENDIX B
                          AUDITED FINANCIAL STATEMENTS

               THE MANUFACTURERS LIFE INSURANCE COMPANY OF AMERICA






                              AUDITED CONSOLIDATED
                              FINANCIAL STATEMENTS

                                   YEARS ENDED
                        DECEMBER 31, 2000, 1999 AND 1998


















                          [MANULIFE FINANCIAL LOGO]

              THE MANUFACTURERS LIFE INSURANCE COMPANY OF AMERICA

                    AUDITED CONSOLIDATED FINANCIAL STATEMENTS

                  YEARS ENDED DECEMBER 31, 2000, 1999 AND 1998




                                    CONTENTS


Report of Independent Auditors..............................................   1

Audited Consolidated Financial Statements

Consolidated Balance Sheets.................................................   2
Consolidated Statements of Income...........................................   3
Consolidated Statements of Changes in Capital and Surplus...................   4
Consolidated Statements of Cash Flows.......................................   5
Notes to Consolidated Financial Statements..................................   6

                         REPORT OF INDEPENDENT AUDITORS





      The Board of Directors
      The Manufacturers Life Insurance Company of America

      We have audited the accompanying consolidated balance sheets of The Manufacturers Life Insurance Company of America as of December 31, 2000 and 1999, and the related consolidated statements of income, changes in capital and surplus and cash flows for each of the three years in the period ended December 31, 2000. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

      We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

      In our opinion, the financial statements referred to above present fairly, in all material respects, the consolidated financial position of The Manufacturers Life Insurance Company of America at December 31, 2000 and 1999, and the consolidated results of its operations and its cash flows for each of the three years in the period ended December 31, 2000 in conformity with accounting principles generally accepted in the United States.






      Philadelphia, Pennsylvania
      March 15, 2001

THE MANUFACTURERS LIFE INSURANCE COMPANY OF AMERICA

CONSOLIDATED BALANCE SHEETS

AS AT DECEMBER 31 ($ thousands)
ASSETS                                                                        2000                     1999
INVESTMENTS:
Securities available-for-sale, at fair value:
   Fixed-maturity (amortized cost: 2000 $62,752; 1999 $73,780)            $    65,019             $    73,081
   Equity (cost: 2000 $755; 1999 $ - )                                            764                      --
Short-term investments                                                          9,621                   6,942
Policy loans                                                                   32,106                  26,174
                                                                          -----------             -----------
TOTAL INVESTMENTS                                                         $   107,510             $   106,197
                                                                          -----------             -----------

Cash and cash equivalents                                                 $    16,048             $    17,383
Deferred acquisition costs                                                    261,424                 201,642
Due from affiliates                                                                --                   2,851
Deferred income taxes                                                           4,063                   1,596
Other assets                                                                   16,633                  11,318
Separate account assets                                                     1,498,540               1,399,527
                                                                          -----------             -----------
TOTAL ASSETS                                                              $ 1,904,218             $ 1,740,514
                                                                          ===========             ===========

LIABILITIES, CAPITAL AND SURPLUS                                              2000                    1999
LIABILITIES:
Policyholder liabilities and accruals                                     $    87,036             $    75,688
Due to affiliates                                                              13,473                      --
Income taxes payable                                                           11,651                  11,122
Other liabilities                                                              43,012                  29,006
Separate account liabilities                                                1,498,540               1,399,527
                                                                          -----------             -----------
TOTAL LIABILITIES                                                         $ 1,653,712             $ 1,515,343
                                                                          ===========             ===========
CAPITAL AND SURPLUS:
Common shares                                                             $     4,502             $     4,502
Preferred shares                                                               10,500                  10,500
Contributed surplus                                                           195,596                 195,596
Retained earnings                                                              43,843                  19,256
Accumulated other comprehensive loss                                           (3,935)                 (4,683)

TOTAL CAPITAL AND SURPLUS                                                 $   250,506             $   225,171
                                                                          -----------             -----------
TOTAL LIABILITIES, CAPITAL AND SURPLUS                                    $ 1,904,218             $ 1,740,514
                                                                          ===========             ===========

The accompanying notes are an integral part of these consolidated financial statements.

THE MANUFACTURERS LIFE INSURANCE COMPANY OF AMERICA

CONSOLIDATED STATEMENTS OF INCOME


FOR THE YEARS ENDED DECEMBER 31
($ thousands)                                                       2000                 1999                 1998
REVENUE:
      Premiums                                                   $  13,992             $ 10,185             $  9,290
      Consideration paid on reinsurance terminated                      --                   --              (40,975)
      Fee income                                                   113,293               77,899               55,322
      Net investment income                                          8,295                6,784                6,128
      Realized investment gains (losses)                               305                1,051                 (206)
      Other                                                             --                  152                  307
                                                                 ---------             --------             --------
TOTAL REVENUE                                                    $ 135,885             $ 96,071             $ 29,866
                                                                 ---------             --------             --------

BENEFITS AND EXPENSES:
      Policyholder benefits and claims                           $  23,394             $ 14,820             $ 16,541
      Reduction of reserves on reinsurance terminated                   --                   --              (40,975)
      Operating costs and expenses                                  59,921               41,617               41,676
      Commissions                                                    6,716                2,189                2,561
      Amortization of deferred acquisition costs                    10,135                2,718                9,266
      Interest expense                                                  66                   50                1,722
      Policyholder dividends                                           167                  171                  221
                                                                 ---------             --------             --------
TOTAL BENEFITS AND EXPENSES                                        100,399               61,565               31,012
                                                                 ---------             --------             --------
INCOME (LOSS) BEFORE INCOME TAXES                                   35,486               34,506               (1,146)
                                                                 ---------             --------             --------
INCOME TAX (EXPENSE) BENEFIT                                       (10,899)             (12,586)                 392
                                                                 ---------             --------             --------
NET INCOME (LOSS)                                                $  24,587             $ 21,920             $   (754)
                                                                 =========             ========             ========

The accompanying notes are an integral part of these consolidated financial statements.

THE MANUFACTURERS LIFE INSURANCE COMPANY OF AMERICA

CONSOLIDATED STATEMENTS OF CHANGES IN CAPITAL AND SURPLUS

                                        COMMON                                                    ACCUMULATED
                                         AND                                    RETAINED            OTHER                TOTAL
FOR THE YEARS ENDED DECEMBER 31       PREFERRED           CONTRIBUTED           EARNINGS         COMPREHENSIVE        CAPITAL AND
($ thousands)                           SHARES              SURPLUS             (DEFICIT)        INCOME (LOSS)          SURPLUS
-------------                           ------              -------             ---------        -------------          -------
Balance at January 1, 1998              $15,002            $ 98,569            $ (1,910)            $(4,892)            $106,769
Capital contribution                         --              94,527                  --                  --               94,527
Comprehensive income (loss)                  --                  --                (754)              2,655                1,901
                                        -------            --------            --------             -------             --------
BALANCE, DECEMBER 31, 1998              $15,002            $193,096            $ (2,664)            $(2,237)            $203,197
Capital contribution                         --               2,500                  --                  --                2,500
Comprehensive income (loss)                  --                  --              21,920              (2,446)              19,474
                                        -------            --------            --------             -------             --------
BALANCE, DECEMBER 31, 1999              $15,002            $195,596            $ 19,256             $(4,683)            $225,171
Comprehensive income                         --                  --              24,587                 748               25,335
                                        -------            --------            --------             -------             --------
BALANCE, DECEMBER 31, 2000              $15,002            $195,596            $ 43,843             $(3,935)            $250,506
                                        =======            ========            ========             =======             ========

The accompanying notes are an integral part of these consolidated financial statements.

THE MANUFACTURERS LIFE INSURANCE COMPANY OF AMERICA

CONSOLIDATED STATEMENTS OF CASH FLOWS

FOR THE YEARS ENDED DECEMBER 31
($ thousands)                                                                           2000              1999               1998
-------------                                                                           ----              ----               ----
OPERATING ACTIVITIES:
Net Income (Loss)                                                                    $ 24,587           $ 21,920           $   (754)
Adjustments to reconcile net income (loss) to net cash provided by (used in)
operating activities:
      Additions (deductions)  to policy liabilities and accruals                        5,833              6,563            (36,217)
      Deferred acquisition costs                                                      (71,045)           (39,540)           (43,065)
      Amortization of deferred acquisition costs                                       10,135              2,718              9,266
      Realized (gains) losses on investments                                             (305)            (1,051)               206
      Increase in deferred  income taxes                                               (3,354)              (592)            (1,796)
      Increase in income taxes payable                                                    529             13,787              3,014
      Amount due to (from) affiliates                                                  16,324             (7,984)            (1,811)
      Other                                                                             9,245             10,850              1,864
                                                                                     --------           --------           --------
Net cash provided by (used in) operating activities                                  $ (8,051)          $  6,671           $(69,293)
                                                                                     --------           --------           --------
INVESTING ACTIVITIES:
Fixed-maturity securities sold, matured or repaid                                    $ 12,916           $  1,193           $ 27,852
Fixed-maturity securities purchased                                                    (2,353)           (29,498)            (6,429)
Equity securities sold                                                                     --             20,284              8,555
Equity securities purchased                                                              (755)               (14)            (8,082)
Net change in short-term investments                                                   (2,675)            (6,483)             1,671
Net policy loans advanced                                                              (5,932)            (6,854)            (4,647)
                                                                                     --------           --------           --------
Net cash provided by (used in) investing activities                                  $  1,201           $(21,372)          $ 18,920
                                                                                     --------           --------           --------

FINANCING ACTIVITIES:
Deposits to policyholder account balances                                            $ 14,207           $ 11,526           $  7,981
Withdrawals from policyholder account balances                                         (8,692)            (3,231)            (5,410)
Capital contribution                                                                       --                 --             51,709
                                                                                     --------           --------           --------
Net cash provided by (used in) financing activities                                  $  5,515           $  8,295           $ 54,280
                                                                                     --------           --------           --------
CASH AND CASH EQUIVALENTS:
(Decrease) increase during the year                                                    (1,335)            (6,406)             3,907
Balance, beginning of year                                                             17,383             23,789             19,882
                                                                                     --------           --------           --------
BALANCE, END OF YEAR                                                                 $ 16,048           $ 17,383           $ 23,789
                                                                                     ========           ========           ========

The accompanying notes are an integral part of these consolidated financial statements.

               THE MANUFACTURERS LIFE INSURANCE COMPANY OF AMERICA

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                DECEMBER 31, 2000
                            (IN THOUSANDS OF DOLLARS)


1.          ORGANIZATION

            The Manufacturers Life Insurance Company of America (hereafter referred to as "ManAmerica" or the "Company") is a direct wholly-owned U.S. subsidiary of The Manufacturers Life Insurance Company (U.S.A.) ("ManUSA"), which is an indirect wholly-owned subsidiary of The Manufacturers Life Insurance Company ("MLI"), which in turn is a wholly-owned subsidiary of Manulife Financial Corporation, a publicly traded company. Manulife Financial Corporation and its subsidiaries are known collectively as "Manulife Financial."

            The Company issues and sells variable universal life insurance products in the United States. The Company also has a branch operation in Taiwan to develop and market traditional life insurance products for the Taiwanese market.

            The Company owns 100% of Manulife Holding Corporation ("Holdco"), an investment holding company. Holdco has primarily three wholly-owned subsidiaries, ManEquity Inc., a registered broker/dealer, Manufacturers Advisor Corporation ("MAC"), an investment fund management company, and Manulife Capital Corporation ("MCC"), an investment holding company.


2.          SIGNIFICANT ACCOUNTING POLICIES

        a)  BASIS OF PRESENTATION

            The accompanying consolidated financial statements of the Company have been prepared in conformity with accounting principles generally accepted in the United States ("GAAP") and include the accounts and operations, after intercompany eliminations, of the Company and its wholly-owned subsidiary, Holdco.

            The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from reported results using those estimates.

2.          SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)


        b)  RECENT ACCOUNTING STANDARDS

            In June 1998, the Financial Accounting Standards Board ("FASB") issued Statement No. 133, "Accounting for Derivative Instruments and Hedging Activities" ("SFAS No. 133"). SFAS No. 133 establishes accounting and reporting standards for derivative instruments and for hedging activities. The Statement also addresses contracts that contain embedded derivatives, such as certain insurance contracts. SFAS No. 133 requires that an entity recognizes all derivatives as either assets or liabilities on the balance sheet at fair value. In July 1999, the FASB issued Statement 137, which delayed the effective date of SFAS No. 133 to fiscal years beginning after June 15, 2000. In June 2000, the FASB issued SFAS No. 138 which made certain changes to the hedging provisions of SFAS No. 133, and is effective concurrent with SFAS No. 133. Effective January 1, 2001, all derivative instruments will be reported on the Consolidated Balance Sheets at their fair value, with changes in fair value recorded in income or equity, depending on the nature of the derivative instrument. Changes in the fair value of derivatives that are not designated as hedges will be recognized in current period earnings.

            The Company has no derivative instruments as at December 31, 2000 and; therefore, there are no current accounting implications to the Company in regards to SFAS No. 133.


      c)    INVESTMENTS

            The Company classifies all of its fixed-maturity and equity securities as available-for-sale and records these securities at fair value. Realized gains and losses on sales of securities classified as available-for-sale are recognized in net income using the specific identification method. Temporary changes in the fair value of securities available-for-sale are reflected directly in accumulated other comprehensive income (loss) after adjustments for deferred taxes and deferred acquisition costs. Discounts and premiums on investments are amortized using the effective interest method.

            Policy loans are reported at aggregate unpaid balances, which approximate fair value.

            Short-term investments include investments with maturities of less than one year as at the date of acquisition.


      d)    CASH EQUIVALENTS

            The Company considers all highly liquid debt instruments purchased with an original maturity date of three months or less to be cash equivalents. Cash equivalents are stated at cost plus accrued interest, which approximates fair value.

2.          SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)


      e)    DEFERRED ACQUISITION COSTS ("DAC")

            Commissions and other expenses, which vary with and are primarily related to the production of new business, are deferred to the extent recoverable and included as an asset. DAC associated with variable annuity and variable universal life insurance contracts is charged to expense in relation to the estimated gross profits of those contracts. The amortization is adjusted retrospectively when estimates of current or future gross profits are revised. DAC associated with traditional life insurance policies is charged to expense over the premium paying period of the related policies. DAC is adjusted for the impact on estimated future gross profits assuming the unrealized gains or losses on securities had been realized at year-end. The impact of any such adjustments is included in net unrealized gains (losses) in accumulated other comprehensive income (loss). DAC is reviewed annually to determine recoverability from future income and, if not recoverable, it is immediately expensed.


      f)    POLICYHOLDER LIABILITIES

            For variable annuity and variable universal life contracts, reserves equal the policyholder account value. Account values are increased for deposits received and interest credited and are reduced by withdrawals, mortality charges and administrative expenses charged to the policyholders.

            Policyholder liabilities for traditional life insurance policies are computed using the net level premium method and are based upon estimates as to future mortality, persistency, maintenance expense, and interest rate yields that were established in the year of issue.


      g)    SEPARATE ACCOUNTS

            Separate account assets and liabilities represent funds that are separately administered, principally for variable annuity and variable universal life contracts, and for which the contract holder, rather than the Company, bears the investment risk. Separate account assets are recorded at market value. Operations of the separate accounts are not included in the accompanying financial statements.


      h)    REVENUE RECOGNITION

            Fee income from variable annuity and variable universal life insurance policies consists of policy charges for the cost of insurance, expenses and surrender charges that have been assessed against the policy account balances. Policy charges that are designed to compensate the Company for future services are deferred and recognized in income over the period in which they are earned, using the same assumptions used to amortize DAC. Premiums on long-duration life insurance contracts are recognized as revenue when due. Investment income is recorded when due.

2.          SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)


      i)    EXPENSES

            Expenses for variable annuity and variable universal life insurance policies include interest credited to policy account balances and benefit claims incurred during the period in excess of policy account balances.


      j)    REINSURANCE

            The Company is routinely involved in reinsurance transactions in order to minimize exposure to large risks. Life reinsurance is accomplished through various contracts including yearly renewable term, coinsurance and modified coinsurance. Reinsurance premiums, policy charges for cost of insurance, and claims are accounted for on a basis consistent with that used in accounting for the original policies issued and the terms of the reinsurance contracts. Premiums, fees, and claims are reported net of reinsured amounts. Amounts paid with respect to ceded reinsurance contracts are reported as reinsurance receivables in other assets.


      k)    FOREIGN EXCHANGE

            The balance sheet and statement of income of the Company's foreign operations are translated into U.S. dollars using the current exchange and average exchange rates respectively. Translation adjustments are included in accumulated other comprehensive income
            (loss).


      l)    INCOME TAX

            Income taxes have been provided for in accordance with SFAS No. 109 "Accounting for Income Taxes." The Company files a U.S. consolidated income tax return. In accordance with an income tax sharing agreement, the Company's income tax provision (or benefit) is computed as if the Company filed a separate income tax return. Tax benefits from operating losses are provided at the U.S. statutory rate plus any tax credits attributable to the Company, provided the consolidated group utilizes such benefits currently. Deferred income taxes result from temporary differences between the tax basis of assets and liabilities, and their recorded amounts for financial reporting purposes. Income taxes payable represents amounts due to ManUSA in connection with the consolidated return.


      m)    RECLASSIFICATIONS


            Certain prior year amounts have been reclassified to conform to the current year presentation.

3.          INVESTMENTS AND INVESTMENT INCOME

      a)    FIXED-MATURITY AND EQUITY SECURITIES

            At December 31, 2000 and 1999, all fixed-maturity and equity securities have been classified as available-for-sale and reported at fair value. The amortized cost and fair value is summarized as follows:

                                                                    GROSS                  GROSS
                                         AMORTIZED COST           UNREALIZED             UNREALIZED                  FAIR VALUE
AS AT DECEMBER 31,                                                   GAINS                 LOSSES
($ thousands)                          2000         1999        2000       1999       2000         1999          2000         1999
-------------                          ----         ----        ----       ----       ----         ----          ----         ----
FIXED-MATURITY SECURITIES:
U.S. government                      $39,280      $50,714      $1,339      $ --      $ (13)      $  (936)      $40,606      $49,778
Foreign governments                   12,454       13,218         901       385         --            --        13,355       13,603
Corporate                             11,018        9,848         156        39       (116)         (187)       11,058        9,700
                                     -------      -------      ------      ----      -----       -------       -------      -------
Total fixed-maturity securities      $62,752      $73,780      $2,396      $424      $(129)      $(1,123)      $65,019      $73,081
                                     =======      =======      ======      ====      =====       =======       =======      =======
Equity securities                    $   755      $    --      $    9      $ --      $  --       $    --       $   764      $    --
                                     =======      =======      ======      ====      =====       =======       =======      =======

            Proceeds from sales of fixed-maturity securities were $11,659, $0 and $26,105 for 2000, 1999 and 1998 respectively. Gross realized gains and gross realized losses on those sales were $391 and $0 for 2000, $0 for 1999, and $362 and $107 for 1998 respectively.

            There were no sales of equity securities during 2000. Proceeds from sales of equity securities during 1999 and 1998 were $20,284 and $8,555 respectively. Gross gains of $1,051 and gross losses of $0 were realized on those sales during 1999, and $16 and $477 during 1998 respectively.

            The contractual maturities of fixed-maturity securities are shown below. Expected maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without prepayment penalties. Corporate requirements and investment strategies may result in the sale of investments before maturity.


            AS AT DECEMBER 31, 2000
            ($ thousands)                                           AMORTIZED COST              FAIR VALUE
            -------------                                           --------------              ----------
            FIXED-MATURITY SECURITIES
                 One year or less                                    $   20,383                 $   20,377
                 Greater than 1; up to 5 years                            8,932                      9,225
                 Greater than 5; up to 10 years                          19,614                     20,378
                 Due after 10 years                                      13,823                     15,039
                                                                     ----------                 ----------
            TOTAL FIXED-MATURITY SECURITIES                          $   62,752                 $   65,019
                                                                     ==========                 ==========

3.          INVESTMENTS AND INVESTMENT INCOME  (CONTINUED)


      b)    INVESTMENT INCOME

            Income by type of investment was as follows:

            FOR THE YEARS ENDED DECEMBER 31
            ($ thousands)                          2000                1999                1998
            -------------                          ----                ----                ----
            Fixed-maturity securities            $ 4,510             $ 3,686             $ 4,078
            Equity securities                         --                  --                 227
            Other investments                      4,066               3,371               2,082
                                                 -------             -------             -------
            Gross investment income                8,576               7,057               6,387
                                                 -------             -------             -------
            Investment expenses                     (281)               (273)               (259)
                                                 -------             -------             -------
            NET INVESTMENT INCOME                $ 8,295             $ 6,784             $ 6,128
                                                 =======             =======             =======

4.          COMPREHENSIVE INCOME


            Total comprehensive income was as follows:

            FOR THE YEARS ENDED DECEMBER 31
            ($ thousands)                                                          2000              1999             1998
            -------------                                                          ----              ----             ----
            NET INCOME (LOSS)                                                   $ 24,587          $ 21,920          $  (754)
                                                                                --------          --------          -------
            OTHER COMPREHENSIVE INCOME (LOSS), NET OF INCOME TAX:
            Unrealized holding gains (losses) arising during the period            2,127            (2,599)           2,435
            Less: Reclassification adjustment for realized gains and
              losses included in net income (loss)                                   198               683             (134)
            Foreign currency translation                                          (1,181)              836               86
                                                                                --------          --------          -------
            Other comprehensive income (loss)                                        748            (2,446)           2,655
                                                                                --------          --------          -------
            COMPREHENSIVE INCOME                                                $ 25,335          $ 19,474          $ 1,901
                                                                                ========          ========          =======

            Other comprehensive income (loss) is reported net of tax (benefit) expense of $(1,038), $1,767, and ($1,430) for 2000, 1999, and 1998
            respectively.

5.          DEFERRED ACQUISITION COSTS

            The components of the change in DAC were as follows:

            FOR THE YEARS ENDED DECEMBER 31
            ($ thousands)                                      2000               1999               1998
            -------------                                      ----               ----               ----
            Balance at January 1,                           $ 201,642          $ 163,506          $ 130,355
            Capitalization                                     71,045             39,540             43,065
            Accretion of interest                              15,218             14,407             11,417
            Amortization                                      (25,353)           (17,125)           (20,683)
            Effect of net unrealized (losses) gains
                 on securities available for sale                (486)             1,039               (784)
            Foreign currency                                     (642)               275                136
                                                            ---------          ---------          ---------
            BALANCE AT DECEMBER 31                          $ 261,424          $ 201,642          $ 163,506
                                                            =========          =========          =========

6.          INCOME TAXES

            Components of income tax (expense) benefit were as follows:

            FOR THE YEARS ENDED DECEMBER 31
            ($ thousands)                         2000                 1999                1998
            -------------                         ----                 ----                ----
            Current expense                    $(14,336)            $(13,178)            $(1,404)
            Deferred benefit                      3,437                  592               1,796
                                               --------             --------             -------
            TOTAL (EXPENSE) BENEFIT            $(10,899)            $(12,586)            $   392
                                               ========             ========             =======

            Income before federal income taxes differs from taxable income principally due to tax-exempt investment income, dividends received tax deductions, and differences in the treatment of policy acquisition costs and reserves for policy and contract liabilities for tax and financial reporting purposes.

            The Company's deferred income tax asset (liability), which results from tax effecting the differences between financial statement values and tax values of assets and liabilities at each balance sheet date, relates to the following:

            AS AT DECEMBER 31
            ($ thousands)                                             2000            1999
            -------------                                             ----            ----
            DEFERRED TAX ASSETS:
                   Differences in computing policy reserves         $65,351         $47,884
                   Investments                                           93             246
                   Other deferred tax assets                          2,755           2,768
                                                                    -------         -------
            Deferred tax assets                                     $68,199         $50,898
                                                                    -------         -------
             DEFERRED TAX LIABILITIES:
                   Deferred acquisition costs                       $63,172         $49,103
                   Investments                                          878             136
                   Policyholder dividends payable                        86              63
                                                                    -------         -------
             Deferred tax liabilities                               $64,136         $49,302
                                                                    -------         -------
             NET DEFERRED TAX ASSETS                                $ 4,063         $ 1,596
                                                                    =======         =======

6.          INCOME TAXES (CONTINUED)

            The Company files a consolidated federal income tax return. The Company's subsidiaries file separate state income tax returns. The method of allocation among the companies is subject to a written tax sharing agreement under which the tax liability is allocated to each member on a pro rata basis based on the relationship that the member's tax liability (computed on a separate return basis) bears to the tax liability of the consolidated group. The tax charge to each of the respective companies will not be more than what the Company would have paid on a separate return basis. Settlements of taxes are made through an increase or reduction to the payable to parent, subsidiaries and affiliates, which are settled periodically.

            At December 31, 2000, the consolidated group has utilized all available operating loss carryforwards and net capital loss carryforwards.


7.          CAPITAL AND SURPLUS

            The Company has two classes of capital stock, as follows:

            AS AT DECEMBER 31:
            ($ thousands, except per share amounts)                   2000            1999
            ---------------------------------------                   ----            ----
            AUTHORIZED:
                 5,000,000 Common shares, Par value $1
                 5,000,000 Preferred shares, Par value $100
            ISSUED AND OUTSTANDING:
                 4,501,861 Common shares                            $ 4,502         $ 4,502
                    105,000 Preferred shares                         10,500          10,500
                                                                    -------         -------
            TOTAL                                                   $15,002         $15,002
                                                                    =======         =======

            On January 29, 1999 in exchange for one common share, ManUSA contributed $1,722 that represented a receivable from a subsidiary to the Company. On April 15, 1999, ManUSA contributed an additional amount receivable of $778 from a subsidiary to the Company, which was recorded as a capital contribution.

            The Company is subject to statutory limitations on the payment of dividends to its parent. Under Michigan Insurance Law, the payment of dividends to shareholders is restricted to the surplus earnings of the Company, unless prior approval is obtained from the Michigan Insurance Bureau.

            The aggregate statutory capital and surplus of the Company at December 31, 2000 was $120,298 (1999 $137,039). The aggregate statutory net income (loss) of the Company for the year ended 2000 was $(18,679); 1999 $5,770; 1998 $(23,491). State regulatory authorities prescribe statutory accounting practices that differ in certain respects from GAAP as followed by stock life insurance companies. The significant differences relate to investments, deferred acquisition costs, deferred income taxes, non-admitted asset balances, and reserves.

8.          FAIR VALUE OF FINANCIAL INSTRUMENTS

            The carrying values and the estimated fair values of certain of the Company's financial instruments were as follows:

            AS AT DECEMBER 31, 2000                             CARRYING          ESTIMATED
            ($ thousands)                                        VALUE            FAIR VALUE
            -------------                                        -----            ----------
            ASSETS:
                 Fixed-maturity and equity securities         $   65,783         $   65,783
                 Short-term investments                            9,621              9,621
                 Policy loans                                     32,106             32,106
                 Cash and cash equivalents                        16,048             16,048
                 Separate account assets                       1,498,540          1,498,540

            LIABILITIES:
                 Separate account liabilities                  1,498,540          1,498,540
                                                              ----------         ----------

            The following methods and assumptions were used to estimate the fair values of the above financial instruments:

            FIXED-MATURITY AND EQUITY SECURITIES: Fair values of fixed-maturity and equity securities were based on quoted market prices, where available. Where no quoted market price was available, fair values were estimated using values obtained from independent pricing services.

            SHORT-TERM INVESTMENTS AND CASH AND CASH EQUIVALENTS: Carrying values approximate fair values.

            POLICY LOANS: Carrying values approximate fair values.

            SEPARATE ACCOUNT ASSETS AND LIABILITIES: The carrying amounts in the balance sheet for separate account assets and liabilities approximate their fair values.

9.          RELATED PARTY TRANSACTIONS

            The Company has formal service agreements with MLI and ManUSA which can be terminated by any party upon two months notice. Under the agreements, the Company will pay direct operating expenses incurred each year by both MLI and ManUSA on its behalf. Services provided under the agreement include legal, accounting, actuarial, investment, data processing, and certain other administrative services. Costs incurred under these agreements were $30,951, $28,214, and $34,070 in 2000, 1999 and 1998 respectively. At
            December 31, 2000, the Company had a net payable to MLI and ManUSA for these services of $19,294 (1999 - a net receivable of $2,552). In addition, there were $22,442, $10,489 and $12,817 of agents bonuses allocated to the Company during 2000, 1999 and 1998, respectively, which are included in deferred acquisition costs.

            The Company shares office facilities and personnel with its affiliates. Such shared costs and expenses are allocated to the Company and its subsidiaries based on time and usage.

9.          RELATED PARTY TRANSACTIONS (CONTINUED)

            The Company has several reinsurance agreements with affiliated companies which may be terminated upon specified notice by either party. These agreements are summarized as follows:

            (a) On December 31, 2000, the stop loss reinsurance treaties under which the Company had ceded the risk in excess of $25 per life on its variable and single premium life products to MRC were terminated. No gain or loss resulted from the termination of these treaties.

            (b) The Company cedes the excess of a $10,000 retention limit up to the consolidated group retention limit of $15,000 on survivorship cases via yearly-renewable-term reinsurance with ManUSA. Effective February 28, 1999, the Company recaptured the excess of the $10,000 retention limit up to the consolidated group retention limit of $15,000 on survivorship cases, effectively retaining the full $15,000.

            (c) The Company cedes the risk in excess of New Taiwan Dollar ("NTD") $2,500 per life on its Taiwan individual and group life business to Manulife Reinsurance Limited under the terms of a yearly-renewable-term reinsurance agreement. The Company also cedes a small portion of its Taiwan accident and health business under the same treaty.


            Selected amounts relating to the above treaties reflected in the financial statements are as follows:

            FOR THE YEARS ENDED DECEMBER 31
            ($ thousands)                              2000           1999           1998
            -------------                              ----           ----           ----
            Life and annuity premiums assumed         $   --         $   --         $   48
            Life and annuity premiums ceded            1,893          1,573          1,605
            Policy reserves ceded                         42             84            145
                                                      ------         ------         ------

            There were no reinsurance recoveries on ceded reinsurance contracts to affiliates during 2000, 1999 and 1998.

            The Company and MLI have entered into an agreement whereby MLI provides a claim-paying guarantee to the Company's U.S. policyholders. This claims paying guarantee does not apply to the Company's separate account contract holders.

10.         REINSURANCE

            In the normal course of business, the Company cedes reinsurance to third parties. The Company remains liable for amounts ceded in the event that third party reinsurers do not meet their obligations.

            The effects of reinsurance on premiums were as follows:

            FOR THE YEARS ENDED DECEMBER 31
            ($ thousands)                2000            1999            1998
            -------------                ----            ----            ----
             Direct premiums           $21,302         $15,590         $13,857
             Reinsurance ceded           7,310           5,405           4,567
                                       -------         -------         -------
             TOTAL PREMIUMS            $13,992         $10,185         $ 9,290
                                       =======         =======         =======

            Reinsurance recoveries on ceded reinsurance contracts with third parties were $2,190, $1,707 and $1,362 during 2000, 1999 and 1998 respectively.


11.         CONTINGENCIES

            The Company is subject to various lawsuits that have arisen in the course of its business. Contingent liabilities arising from litigation, income taxes, and other matters are not considered material.

MANUFACTURERS LIFE INSURANCE COMPANY OF AMERICA
SEPARATE ACCOUNT FOUR

Audited Financial Statements

Years ended December 31, 2000 and 1999 with Report of Independent Auditors

    The Manufacturers Life Insurance Company of America Separate Account Four

                          Audited Financial Statements

                     Years ended December 31, 2000 and 1999




                                    CONTENTS

Report of Independent Auditors ......................................     1

Audited Financial Statements

Statement of Assets and Contract Owners' Equity .....................     2
Statements of Operations and Changes in Contract Owners' Equity .....     3
Notes to Financial Statements .......................................    23

                         Report of Independent Auditors

To the Contract Owners of
The Manufacturers Life Insurance Company of America Separate Account Four

We have audited the accompanying statement of assets and contract owners' equity of The Manufacturers Life Insurance Company of America Separate Account Four as of December 31, 2000 and the related statements of operations and changes in contract owners' equity for each of the periods presented therein. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of The Manufacturers Life Insurance Company of America Separate Account Four at December 31, 2000, and the results of its operations and the changes in its contract owners' equity for each of the periods presented therein, in conformity with accounting principles generally accepted in the United States.

                                                      /s/ ERNST & YOUNG LLP

February 2, 2001

               The Manufacturers Life Insurance Company of America
                             Separate Account Four

                Statement of Assets and Contract Owners' Equity
                                December 31, 2000

ASSETS

Investments at market value:
   Sub-Accounts:
      Aggressive Growth Trust - 300,889 shares (cost $6,141,202)                    $  5,373,879
      All Cap Growth Trust - 425,863 shares (cost $10,124,381)                         8,794,079
      Balanced Trust - 2,638,383 shares (cost $46,232,944)                            40,789,397
      Blue Chip Growth Trust - 1,957,148 shares (cost $39,429,130)                    39,397,397
      Diversified Bond Trust - 349,417 shares (cost $3,475,591)                        3,658,397
      Dynamic Growth Trust - 33,865 shares (cost $374,162)                               270,246
      Emerging Small Company Trust - 2,299,165 shares (cost $62,101,820)              80,516,767
      Equity Income Trust - 466,855 shares (cost $7,487,637)                           7,857,179
      Equity Index Trust - 2,423,616 shares (cost $41,521,112)                        39,747,312
      Global Bond Trust - 34,960 shares (cost $401,273)                                  399,237
      Global Equity Trust - 191,279 shares (cost $3,283,186)                           3,534,825
      Growth Trust - 859,958 shares (cost $21,343,839)                                15,237,919
      Growth and Income Trust - 950,065 shares (cost $28,384,264)                     27,114,850
      High Yield Trust - 346,829 shares (cost $4,435,148)                              4,040,562
      Income and Value Trust - 591,470 shares (cost $6,644,511)                        6,245,927
      International Index Trust - 4,003 shares (cost $47,519)                             44,478
      International Small Cap Trust - 258,498 shares (cost $6,015,951)                 4,239,359
      International Stock Trust - 1,375,295 shares (cost $18,983,001)                 17,617,526
      International Value Trust - 152,906 shares (cost $1,918,792)                     1,844,045
      Internet Technologies Trust - 18,787 shares (cost $219,319)                        132,075
      Investment Quality Bond Trust - 1,387,357 shares (cost $16,112,826)             16,287,580
      Large Cap Growth Trust - 571,048 shares (cost $8,605,377)                        7,183,787
      Lifestyle Aggressive 1000 Trust - 51,475 shares (cost $663,185)                    673,805
      Lifestyle Balanced 640 Trust - 284,152 shares (cost $3,907,099)                  3,847,425
      Lifestyle Conservative 280 Trust - 22,283 shares (cost $280,470)                   293,688
      Lifestyle Growth 820 Trust - 111,045 shares (cost $1,550,839)                    1,510,205
      Lifestyle Moderate 460 Trust - 22,677 shares (cost $295,742)                       295,033
      Mid Cap Blend Trust - 832,240 shares (cost $15,761,726)                         14,580,851
      Mid Cap Index Trust - 18,697 shares (cost $251,375)                                245,492
      Mid Cap Stock Trust - 31,443 shares (cost $384,662)                                380,467
      Money Market Trust - 4,032,028 shares (cost $40,320,273)                        40,320,273
      Overseas Trust - 246,229 shares (cost $3,379,198)                                2,932,587
      Pacific Rim Emerging Markets Trust - 626,727 shares (cost $5,548,428)            5,139,164
      Quantitative Equity Trust - 1,758,520 shares (cost $40,373,604)                 46,178,737
      Real Estate Securities Trust - 1,102,528 shares (cost $17,525,095)              17,166,358
      Science and Technology Trust - 1,814,045 shares (cost $57,544,674)              42,158,414
      Small Cap Index Trust - 3,870 shares (cost $46,471)                                 43,698
      Small Company Blend Trust - 118,011 shares (cost $1,863,933)                     1,334,707
      Small Company Value Trust - 189,607 shares (cost $2,277,161)                     2,461,108
      Strategic Bond Trust - 94,202 shares (cost $1,031,755)                           1,029,633
      Total Return Trust - 346,092 shares (cost $4,353,305)                            4,630,708
      Total Stock Market Index Trust - 118,784 shares (cost $1,463,815)                1,323,263
      U.S. Government Securities Trust - 189,671 shares (cost $2,474,332)              2,573,829
      U.S. Large Cap Value Trust - 157,235 shares (cost $2,040,234)                    2,058,204
      Value Trust - 285,999 shares (cost $3,892,491)                                   4,713,260
      500 Index Trust - 22,008 shares (cost $265,047)                                    248,261
                                                                                    ------------
 Total assets                                                                       $526,465,993
                                                                                    ============

CONTRACT OWNERS' EQUITY
Variable life contracts                                                             $526,465,993
                                                                                    ============

See accompanying notes.

               The Manufacturers Life Insurance Company of America
                             Separate Account Four

        Statements of Operations and Changes in Contract Owners' Equity

                     Years ended December 31, 2000 and 1999

                                                                       SUB-ACCOUNT
                                             --------------------------------------------------------------
                                                    AGGRESSIVE GROWTH                 ALL CAP GROWTH
                                             --------------------------------------------------------------
                                              YEAR ENDED        YEAR ENDED       YEAR ENDED      YEAR ENDED
                                             DEC. 31/00        DEC. 31/99        DEC. 31/00      DEC. 31/99
                                             --------------------------------------------------------------
Income:
    Dividends                                $      --        $      --        $   494,609      $   424,170
Expenses:
    Mortality and expense risks, and
        administrative charges                    19,680            4,009           52,700           23,442
                                             --------------------------------------------------------------
Net investment income (loss) during the
    year                                         (19,680)          (4,009)         441,909          400,728
Net realized gain (loss) during the year         445,778            4,279          719,966          279,819
Unrealized appreciation (depreciation)
    during the year                           (1,051,671)         231,555       (2,675,835)         903,615
                                             --------------------------------------------------------------
Net increase (decrease) in assets from
    operations                                  (625,573)         231,825       (1,513,960)       1,584,162
                                             --------------------------------------------------------------
Changes from principal transactions:

    Transfer of net premiums                   2,017,555          264,328        2,987,565          800,199
    Transfer on terminations                    (153,979)         (53,536)        (565,315)        (141,560)
    Transfer on policy loans                      (1,889)           1,030          (36,214)         (23,845)
    Net interfund transfers                    3,035,625          165,704        2,348,259          883,131
                                             --------------------------------------------------------------
Net increase (decrease) in assets from
    principal transactions                     4,897,312          377,526        4,734,295        1,517,925
                                             --------------------------------------------------------------
Total increase (decrease) in assets            4,271,739          609,351        3,220,335        3,102,087

Assets beginning of year                       1,102,140          492,789        5,573,744        2,471,657
                                             --------------------------------------------------------------
Assets end of year                           $ 5,373,879      $ 1,102,140      $ 8,794,079      $ 5,573,744
                                             ==============================================================

See accompanying notes.


                                         SUB-ACCOUNT
-------------------------------------------------------------------------------------------------------
              BALANCED                              BLUE CHIP GROWTH                 CAPITAL GROWTH BOND
-------------------------------------------------------------------------------------------------------
YEAR ENDED              YEAR ENDED            YEAR ENDED            YEAR ENDED           YEAR ENDED
DEC. 31/00              DEC. 31/99            DEC. 31/00            DEC. 31/99           DEC. 31/99
-----------------------------------------------------------------------------------------------------
$  2,142,690          $  3,948,555          $  1,437,390          $    852,462          $  1,127,241


     306,448               372,889               225,515               152,654                33,753
----------------------------------------------------------------------------------------------------
   1,836,242             3,575,666             1,211,875               699,808             1,093,488

   1,164,938             1,671,479             2,219,612               955,115               (44,948)

  (7,426,525)           (6,565,173)           (5,137,526)            2,787,049            (1,237,887)
----------------------------------------------------------------------------------------------------
  (4,425,345)           (1,318,028)           (1,706,039)            4,441,972              (189,347)
----------------------------------------------------------------------------------------------------

   5,624,260             7,828,360            13,245,945            10,118,553               923,685
  (5,659,955)           (5,350,233)           (1,872,424)           (1,220,684)             (419,351)
    (208,941)             (437,651)                   13               (90,784)              (41,697)
  (7,469,583)           (6,044,490)           (3,545,368)            5,500,388           (15,989,477)
----------------------------------------------------------------------------------------------------
  (7,714,219)           (4,004,014)            7,828,166            14,307,473           (15,526,840)
----------------------------------------------------------------------------------------------------
 (12,139,564)           (5,322,042)            6,122,127            18,749,445           (15,716,187)

  52,928,961            58,251,003            33,275,270            14,525,825            15,716,187
----------------------------------------------------------------------------------------------------
$ 40,789,397          $ 52,928,961          $ 39,397,397          $ 33,275,270          $       --
====================================================================================================

               The Manufacturers Life Insurance Company of America
                             Separate Account Four

        Statements of Operations and Changes in Contract Owners' Equity

                     Years ended December 31, 2000 and 1999

                                                                            SUB-ACCOUNT
                                                      -----------------------------------------------------
                                                               DIVERSIFIED BOND              DYNAMIC GROWTH
                                                      -----------------------------------------------------
                                                       YEAR ENDED          YEAR ENDED         PERIOD ENDED
                                                       DEC. 31/00           DEC. 31/99        DEC. 31/00**
                                                      -----------------------------------------------------
Income:
    Dividends                                         $   128,166          $   102,127          $    --
Expenses:
    Mortality and expense risks, and
        administrative charges                             13,735                6,973              1,202
                                                      ---------------------------------------------------
Net investment income (loss) during the year              114,431               95,154             (1,202)
Net realized gain (loss) during the year                  (85,540)             (11,663)          (126,482)
Unrealized appreciation (depreciation) during
    the year                                              229,671              (79,430)          (103,916)
                                                      ---------------------------------------------------
Net increase (decrease) in assets from
    operations                                            258,562                4,061           (231,600)
Changes from principal transactions:

    Transfer of net premiums                            1,199,817              404,943             91,367
    Transfer on terminations                             (244,178)             (24,590)           (13,110)
    Transfer on policy loans                              (55,670)                --                 --
    Net interfund transfers                             1,131,179               98,839            423,589
                                                      ---------------------------------------------------
Net increase (decrease) in assets from
    principal transactions                              2,031,148              479,192            501,846
                                                      ---------------------------------------------------
Total increase (decrease) in assets                     2,289,710              483,253            270,246

Assets beginning of year                                1,368,687              885,434               --
                                                      ---------------------------------------------------
Assets end of year                                    $ 3,658,397          $ 1,368,687          $ 270,246
                                                      ===================================================


** Reflects the period from commencement of operations May 2, 2000 through December 31, 2000.

See accompanying notes.

                                                       SUB-ACCOUNT
------------------------------------------------------------------------------------------------------------------------
          EMERGING SMALL COMPANY                        EQUITY INCOME                             EQUITY INDEX
------------------------------------------------------------------------------------------------------------------------
  YEAR ENDED          YEAR ENDED             YEAR ENDED           YEAR ENDED           YEAR ENDED            YEAR ENDED
  DEC. 31/00          DEC. 31/99              DEC. 31/00          DEC. 31/99           DEC. 31/00             DEC. 31/99
------------------------------------------------------------------------------------------------------------------------
$  8,896,969          $    803,802          $ 1,215,240          $   781,192          $    117,514          $    909,767

     594,318               379,062               52,959               64,646               258,059               186,998
------------------------------------------------------------------------------------------------------------------------
   8,302,651               424,740            1,162,281              716,546              (140,545)              722,769
   7,060,851             4,060,457             (999,933)             345,133             3,003,549             1,279,721

 (19,474,370)           31,619,181              598,947             (675,079)           (7,096,700)            3,317,397
------------------------------------------------------------------------------------------------------------------------
  (4,110,868)           36,104,378              761,295              386,600            (4,233,696)            5,319,887

  10,826,056             7,671,430            3,091,072            3,340,138            16,333,867            11,677,308
 (10,744,665)           (5,786,669)          (1,003,040)            (883,815)           (2,849,902)           (1,432,735)
    (877,506)             (593,870)               1,625              (74,633)             (154,116)              (55,679)
   1,815,857           (12,504,266)          (4,746,166)          (2,322,477)           (7,052,953)            4,026,837
------------------------------------------------------------------------------------------------------------------------
   1,019,742           (11,213,375)          (2,656,509)              59,213             6,276,896            14,215,731
------------------------------------------------------------------------------------------------------------------------
  (3,091,126)           24,891,003           (1,895,214)             445,813             2,043,200            19,535,618

  83,607,893            58,716,890            9,752,393            9,306,580            37,704,112            18,168,494
------------------------------------------------------------------------------------------------------------------------
$ 80,516,767          $ 83,607,893          $ 7,857,179          $ 9,752,393          $ 39,747,312          $ 37,704,112
========================================================================================================================

               The Manufacturers Life Insurance Company of America
                             Separate Account Four

        Statements of Operations and Changes in Contract Owners' Equity

                     Years ended December 31, 2000 and 1999

                                                                           SUB-ACCOUNT
                                                 ----------------------------------------------------------------------
                                                           GLOBAL BOND                            GLOBAL EQUITY
                                                 ----------------------------------------------------------------------
                                                 YEAR ENDED          YEAR ENDED         YEAR ENDED            YEAR ENDED
                                                 DEC. 31/00          DEC. 31/99         DEC. 31/00            DEC. 31/99
                                                 ----------------------------------------------------------------------
Income:
    Dividends                                    $  10,543          $   3,386          $   327,718          $   170,310
Expenses:
    Mortality and expense risks, and
        administrative charges                       3,171                872               19,023               14,066
                                                 ----------------------------------------------------------------------
Net investment income (loss) during the
    year                                             7,372              2,514              308,695              156,244
Net realized gain (loss) during the year           (30,994)            (8,982)            (199,982)             (98,806)
Unrealized appreciation (depreciation)
    during the year                                  2,851             (5,265)             234,915               21,590
                                                 ----------------------------------------------------------------------
Net increase (decrease) in assets from
    operations                                     (20,771)           (11,733)             343,628               79,028
                                                 ----------------------------------------------------------------------
Changes from principal transactions:

    Transfer of net premiums                       139,169             13,248            1,194,857              850,651
    Transfer on terminations                       (34,333)            (5,238)            (226,935)            (126,551)
    Transfer on policy loans                       (10,712)              (292)             (40,108)             (30,830)
Net interfund transfers                              2,695            284,481             (910,286)             998,353
                                                 ----------------------------------------------------------------------
Net increase (decrease) in assets from
    principal transactions                          96,819            292,199               17,528            1,691,623
                                                 ----------------------------------------------------------------------
Total increase (decrease) in assets                 76,048            280,466              361,156            1,770,651

Assets beginning of year                           323,189             42,723            3,173,669            1,403,018
                                                 ----------------------------------------------------------------------
Assets end of year                               $ 399,237          $ 323,189          $ 3,534,825          $ 3,173,669
                                                 ======================================================================

See accompanying notes.

                                                       SUB-ACCOUNT
-----------------------------------------------------------------------------------------------------------------------
                GROWTH                               GROWTH AND INCOME                            HIGH YIELD
-----------------------------------------------------------------------------------------------------------------------
 YEAR ENDED             YEAR ENDED          YEAR ENDED           YEAR ENDED             YEAR ENDED           YEAR ENDED
 DEC. 31/00             DEC. 31/99          DEC. 31/00           DEC. 31/99             DEC. 31/99           DEC. 31/99
-----------------------------------------------------------------------------------------------------------------------
$  1,357,936          $   180,570          $  1,677,174          $    683,192          $    13,566          $   274,823


      97,447               31,123               178,922               148,390               25,447               17,262
-----------------------------------------------------------------------------------------------------------------------
   1,260,489              149,447             1,498,252               534,802              (11,881)             257,561
     594,711              454,764             2,196,121             1,008,826             (127,211)             (46,236)

  (7,421,452)           1,040,751            (5,943,252)            2,180,310             (253,583)              (7,289)
-----------------------------------------------------------------------------------------------------------------------
  (5,566,252)           1,644,962            (2,248,879)            3,723,938             (392,675)             204,036
-----------------------------------------------------------------------------------------------------------------------
   7,922,560            1,712,932             7,793,636             5,660,404            1,396,133            1,554,579
  (1,151,699)            (270,861)           (3,678,743)           (1,211,402)            (236,289)            (148,261)
     (59,763)             (22,232)              (14,763)             (206,558)             (11,335)             (12,933)
   6,325,216            1,991,577            (4,080,097)            5,001,996             (172,527)            (199,115)
-----------------------------------------------------------------------------------------------------------------------
  13,036,314            3,411,416                20,033             9,244,440              975,982            1,194,270
-----------------------------------------------------------------------------------------------------------------------
   7,470,062            5,056,378            (2,228,846)           12,968,378              583,307            1,398,306

   7,767,857            2,711,479            29,343,696            16,375,318            3,457,255            2,058,949
-----------------------------------------------------------------------------------------------------------------------
$ 15,237,919          $ 7,767,857          $ 27,114,850          $ 29,343,696          $ 4,040,562          $ 3,457,255
=======================================================================================================================

               The Manufacturers Life Insurance Company of America
                             Separate Account Four

        Statements of Operations and Changes in Contract Owners' Equity

                     Years ended December 31, 2000 and 1999

                                                                              SUB-ACCOUNT
                                                         ------------------------------------------------------
                                                                                                  INTERNATIONAL
                                                                 INCOME AND VALUE                    INDEX
                                                         ------------------------------------------------------
                                                           YEAR ENDED          YEAR ENDED          PERIOD ENDED
                                                           DEC. 31/00          DEC. 31/99          DEC. 31/00**
                                                         ------------------------------------------------------
Income:
    Dividends                                            $   952,189          $   344,990          $    624
Expenses:
    Mortality and expense risks, and
        administrative charges                                31,429               20,857                85
                                                         --------------------------------------------------
Net investment income (loss) during the year                 920,760              324,133               539
Net realized gain (loss) during the year                    (302,448)              (3,448)             (309)
Unrealized appreciation (depreciation) during
    the year                                                (418,733)             (88,733)           (3,041)
                                                         --------------------------------------------------
Net increase (decrease) in assets from
    operations                                               199,579              231,952            (2,811)
                                                         --------------------------------------------------
Changes from principal transactions:

    Transfer of net premiums                               2,354,495            1,201,432             3,789
    Transfer on terminations                                (379,895)            (426,670)             (599)
    Transfer on policy loans                                 (80,612)               9,522              --
    Net interfund transfers                                  710,007             (220,174)           44,099
                                                         --------------------------------------------------
Net increase (decrease) in assets from principal
    transactions                                           2,603,995              564,110            47,289
                                                         --------------------------------------------------
Total increase (decrease) in assets                        2,803,574              796,062            44,478

Assets beginning of year                                   3,442,353            2,646,291              --
                                                         --------------------------------------------------
Assets end of year                                       $ 6,245,927          $ 3,442,353          $ 44,478
                                                         ==================================================


** Reflects the period from commencement of operations May 2, 2000 through December 31, 2000.

See accompanying notes.


                                                    SUB-ACCOUNT
--------------------------------------------------------------------------------------------------------------------
       INTERNATIONAL SMALL CAP                   INTERNATIONAL STOCK                        INTERNATIONAL VALUE
--------------------------------------------------------------------------------------------------------------------
 YEAR ENDED            YEAR ENDED          YEAR ENDED           YEAR ENDED            YEAR ENDED         PERIOD ENDED
 DEC. 31/00            DEC. 31/99          DEC. 31/00           DEC. 31/99            DEC. 31/00         DEC. 31/99*
--------------------------------------------------------------------------------------------------------------------
$   694,416          $     3,477          $     84,131          $  1,366,973          $    17,130          $    --


     23,770                7,349               110,826                79,622               15,330                885
--------------------------------------------------------------------------------------------------------------------
    670,646               (3,872)              (26,695)            1,287,351                1,800               (885)
   (138,612)             136,316               571,024               647,233             (106,248)           (11,916)

 (2,406,462)             667,674            (3,695,939)            1,684,577             (114,496)            39,749
--------------------------------------------------------------------------------------------------------------------
 (1,874,428)             800,118            (3,151,610)            3,619,161             (218,944)            26,948
--------------------------------------------------------------------------------------------------------------------

  1,799,696              187,515             5,040,119             4,383,338            1,289,123             40,220
   (347,872)             (90,713)           (1,565,059)             (745,024)            (134,761)            (7,916)
     (2,578)              (9,869)               22,239               (71,835)               7,727             (7,407)
  2,678,076              (39,003)              720,414            (1,436,262)             406,659            442,396
--------------------------------------------------------------------------------------------------------------------
  4,127,322               47,930             4,217,713             2,130,217            1,568,748            467,293
--------------------------------------------------------------------------------------------------------------------
  2,252,894              848,048             1,066,103             5,749,378            1,349,804            494,241

  1,986,465            1,138,417            16,551,423            10,802,045              494,241               --
--------------------------------------------------------------------------------------------------------------------
$ 4,239,359          $ 1,986,465          $ 17,617,526          $ 16,551,423          $ 1,844,045          $ 494,241
====================================================================================================================

              The Manufacturers Life Insurance Company of America
                             Separate Account Four

        Statements of Operations and Changes in Contract Owners' Equity

                     Years ended December 31, 2000 and 1999

                                                                     SUB-ACCOUNT
                                                     ---------------------------------------------
                                                       INTERNET
                                                     TECHNOLOGIES      INVESTMENT QUALITY BOND
                                                     ---------------------------------------------
                                                     PERIOD ENDED    YEAR ENDED        YEAR ENDED
                                                     DEC. 31/00**    DEC. 31/00        DEC. 31/99
                                                     ---------------------------------------------
Income:
  Dividends                                          $      --      $  1,309,195      $    218,156
Expenses:
  Mortality and expense risks, and
    administrative charges                                 707           109,903            95,809
                                                     ---------------------------------------------
Net investment income (loss) during the year              (707)        1,199,292           122,347
Net realized gain (loss) during the year               (62,279)         (240,339)         (132,850)
Unrealized appreciation (depreciation) during
  the year                                             (87,244)          437,793          (339,279)
                                                     ---------------------------------------------
Net increase (decrease) in assets from
  operations                                          (150,230)        1,396,746          (349,782)
                                                     ---------------------------------------------
Changes from principal transactions:

Transfer of net premiums                                69,573         2,734,616         3,725,347
Transfer on terminations                                  (805)       (2,078,469)       (1,167,642)
Transfer on policy loans                               (40,607)           27,427           (56,091)
Net interfund transfers                                254,144        (4,994,725)       14,066,025
                                                     ---------------------------------------------
Net increase (decrease) in assets from principal
  transactions                                         282,305        (4,311,151)       16,567,639
                                                     ---------------------------------------------
Total increase (decrease) in assets                    132,075        (2,914,405)       16,217,857

Assets beginning of year                                    --        19,201,985         2,984,128
                                                     ---------------------------------------------
Assets end of year                                   $ 132,075      $ 16,287,580      $ 19,201,985
                                                     =============================================

** Reflects the period from commencement of operations May 2, 2000 through December 31, 2000.

See accompanying notes.

                                        SUB-ACCOUNT
---------------------------------------------------------------------------------------------
       LARGE CAP GROWTH           LIFESTYLE AGGRESSIVE 1000       LIFESTYLE BALANCED 640
---------------------------------------------------------------------------------------------
 YEAR ENDED       YEAR ENDED      YEAR ENDED     YEAR ENDED     YEAR ENDED       YEAR ENDED
 DEC. 31/00       DEC. 31/99      DEC. 31/00     DEC. 31/99     DEC. 31/00       DEC. 31/99
---------------------------------------------------------------------------------------------
$   933,644      $   321,797      $  37,648      $  40,136      $    89,487      $    60,854


     42,374           25,655          4,794          4,878           14,134            7,273
---------------------------------------------------------------------------------------------
    891,270          296,142         32,854         35,258           75,353           53,581
    236,149           20,062         14,597        (11,996)          51,498           (7,766)

 (2,285,423)         741,348        (84,082)        75,477         (151,961)          88,932
---------------------------------------------------------------------------------------------
 (1,158,004)       1,057,552        (36,631)        98,739          (25,110)         134,747
---------------------------------------------------------------------------------------------

  3,140,695        1,078,127         71,415         73,879        2,347,394          752,004
   (990,185)        (247,991)       (84,132)       (53,935)        (156,204)        (104,617)
    (60,521)         (13,546)          (692)        (4,406)         (51,653)            (221)
    286,718        1,383,164        (82,072)       (29,882)         167,632         (337,941)
---------------------------------------------------------------------------------------------
  2,376,707        2,199,754        (95,481)       (14,344)       2,307,169          309,225
---------------------------------------------------------------------------------------------
  1,218,703        3,257,306       (132,112)        84,395        2,282,059          443,972

  5,965,084        2,707,778        805,917        721,522        1,565,366        1,121,394
---------------------------------------------------------------------------------------------
$ 7,183,787      $ 5,965,084      $ 673,805      $ 805,917      $ 3,847,425      $ 1,565,366
=============================================================================================

              The Manufacturers Life Insurance Company of America
                             Separate Account Four

        Statements of Operations and Changes in Contract Owners' Equity

                     Years ended December 31, 2000 and 1999


                                                                           SUB-ACCOUNT
                                                     -----------------------------------------------------------
                                                     LIFESTYLE CONSERVATIVE 280        LIFESTYLE GROWTH 820
                                                     -----------------------------------------------------------
                                                     YEAR ENDED     YEAR ENDED      YEAR ENDED       YEAR ENDED
                                                     DEC. 31/00     DEC. 31/99      DEC. 31/00       DEC. 31/99
                                                     -----------------------------------------------------------
Income:
  Dividends                                          $  29,153      $  10,742      $   149,038      $   146,899
Expenses:
  Mortality and expense risks, and
    administrative charges                               2,482          1,979           11,827           15,004
                                                     -----------------------------------------------------------
Net investment income (loss) during the year            26,671          8,763          137,211          131,895
Net realized gain (loss) during the year               (10,067)         3,924           46,233          (73,346)
Unrealized appreciation (depreciation) during
  the year                                               5,241          5,136         (248,793)         232,254
                                                     -----------------------------------------------------------
Net increase (decrease) in assets from
  operations                                            21,845         17,823          (65,349)         290,803
                                                     -----------------------------------------------------------
Changes from principal transactions:
  Transfer of net premiums                              31,809         23,038          600,657          449,067
  Transfer on terminations                            (102,927)       (11,055)        (179,618)        (458,963)
  Transfer on policy loans                             (56,838)          (160)         (27,215)         (78,888)
  Net interfund transfers                              (92,469)       382,542         (756,569)      (1,234,984)
                                                     -----------------------------------------------------------
Net increase (decrease) in assets from principal
  transactions                                        (220,425)       394,365         (362,745)      (1,323,768)
                                                     -----------------------------------------------------------
Total increase (decrease) in assets                   (198,580)       412,188         (428,094)      (1,032,965)

Assets beginning of year                               492,268         80,080        1,938,299        2,971,264
                                                     -----------------------------------------------------------
Assets end of year                                   $ 293,688      $ 492,268      $ 1,510,205      $ 1,938,299
                                                     ===========================================================

** Reflects the period from commencement of operations May 2, 2000 through December 31, 2000.

See accompanying notes.

                              SUB-ACCOUNT
-----------------------------------------------------------------------------
 LIFESTYLE MODERATE 460               MID CAP BLEND            MID CAP INDEX
-----------------------------------------------------------------------------
YEAR ENDED     YEAR ENDED      YEAR ENDED        YEAR ENDED     PERIOD ENDED
DEC. 31/00     DEC. 31/99      DEC. 31/00        DEC. 31/99     DEC. 31/00**
-----------------------------------------------------------------------------
$   5,907      $   2,368      $  1,408,900      $   945,696      $   4,817


      917            524            81,796           51,669            252
-----------------------------------------------------------------------------

    4,990          1,844         1,327,104          894,027          4,565
    1,296         11,079          (242,930)         (60,193)           167

   (4,375)         2,460        (2,200,855)       1,138,871         (5,883)
-----------------------------------------------------------------------------

    1,911         15,383        (1,116,681)       1,972,705         (1,151)
-----------------------------------------------------------------------------

  391,104          9,334         3,657,647        1,546,812          3,514
  (34,414)        (5,225)       (2,369,868)        (667,965)        (1,484)
    1,146         (1,053)          (79,984)         (87,722)            --
 (425,840)       309,004         5,347,608         (919,573)       244,613
-----------------------------------------------------------------------------

  (68,004)       312,060         6,555,403         (128,448)       246,643
-----------------------------------------------------------------------------
  (66,093)       327,443         5,438,722        1,844,257        245,492

  361,126         33,683         9,142,129        7,297,872             --
-----------------------------------------------------------------------------
$ 295,033      $ 361,126      $ 14,580,851      $ 9,142,129      $ 245,492

               The Manufacturers Life Insurance Company of America
                              Separate Account Four

         Statements of Operations and Changes in Contract Owners' Equity

                     Years ended December 31, 2000 and 1999

                                                                   SUB-ACCOUNT
                                             -------------------------------------------------------------
                                                   MID CAP STOCK                    MONEY MARKET
                                             -------------------------------------------------------------
                                             YEAR ENDED    PERIOD ENDED     YEAR ENDED        YEAR ENDED
                                             DEC. 31/00    DEC. 31/99*      DEC. 31/00        DEC. 31/99
                                             -------------------------------------------------------------
Income:
  Dividends                                  $      --      $      --      $  1,932,420      $    961,677
Expenses:
  Mortality and expense risks, and
    administrative charges                       2,347            462           212,370           138,259
                                             -------------------------------------------------------------
Net investment income (loss) during the
  year                                          (2,347)          (462)        1,720,050           823,418
Net realized gain (loss) during the year       (13,526)            19                --                --
Unrealized appreciation (depreciation)
  during the year                               (2,643)        (1,552)               --                --
                                             -------------------------------------------------------------
Net increase (decrease) in assets from
  operations                                   (18,516)        (1,995)        1,720,050           823,418
                                             -------------------------------------------------------------
Changes from principal transactions:
  Transfer of net premiums                     106,206         27,792        19,729,086         7,082,683
  Transfer on terminations                     (21,708)        (2,165)       (6,012,717)       (3,222,729)
  Transfer on policy loans                        (223)           (38)          204,008          (836,807)
  Net interfund transfers                      133,861        157,253        (3,132,123)        6,291,758
                                             -------------------------------------------------------------
Net increase (decrease) in assets from
  principal transactions                       218,136        182,842        10,788,254         9,314,905
                                             -------------------------------------------------------------
Total increase (decrease) in assets            199,620        180,847        12,508,304        10,138,323

Assets beginning of year                       180,847             --        27,811,969        17,673,646
                                             -------------------------------------------------------------
Assets end of year                           $ 380,467      $ 180,847      $ 40,320,273      $ 27,811,969
                                             =============================================================


* Reflects the period from commencement of operations May 1, 1999 through December 31, 1999.

See accompanying notes.

                                         SUB-ACCOUNT
-------------------------------------------------------------------------------------------------
          OVERSEAS              PACIFIC RIM EMERGING MARKETS          QUANTITATIVE EQUITY
-------------------------------------------------------------------------------------------------
 YEAR ENDED      YEAR ENDED     YEAR ENDED       YEAR ENDED        YEAR ENDED       YEAR ENDED
 DEC. 31/00      DEC. 31/99     DEC. 31/00       DEC. 31/99        DEC. 31/00       DEC. 31/99
-------------------------------------------------------------------------------------------------
$   118,152      $      --      $    20,741      $    91,583      $  5,932,623      $  3,879,881

     12,911          2,131           35,497           21,588           309,403           274,779
-------------------------------------------------------------------------------------------------
    105,241         (2,131)         (14,756)          69,995         5,623,220         3,605,102
    (59,142)         4,626          (85,747)        (303,549)        2,793,944         4,912,245

   (565,259)       135,006       (1,449,544)       1,953,611        (5,866,904)          (30,408)
-------------------------------------------------------------------------------------------------

   (519,160)       137,501       (1,550,047)       1,720,057         2,550,260         8,486,939
-------------------------------------------------------------------------------------------------

  2,381,221         96,022        1,893,650          569,478         3,739,616         3,232,515
   (239,365)       (33,807)        (669,458)        (362,876)       (4,929,423)       (4,266,534)
     (2,019)        (2,559)         (17,017)           3,238          (344,939)         (385,967)
    753,735         91,840           19,115        1,230,820          (605,234)       (1,996,057)
-------------------------------------------------------------------------------------------------
  2,893,572        151,496        1,226,290        1,440,660        (2,139,980)       (3,416,043)
-------------------------------------------------------------------------------------------------

  2,374,412        288,997         (323,757)       3,160,717           410,280         5,070,896

    558,175        269,178        5,462,921        2,302,204        45,768,457        40,697,561
-------------------------------------------------------------------------------------------------
$ 2,932,587      $ 558,175      $ 5,139,164      $ 5,462,921      $ 46,178,737      $ 45,768,457
=================================================================================================

               The Manufacturers Life Insurance Company of America
                              Separate Account Four

         Statements of Operations and Changes in Contract Owners' Equity

                     Years ended December 31, 2000 and 1999

                                                                        SUB-ACCOUNT
                                             ------------------------------------------------------------------
                                                REAL ESTATE SECURITIES                SCIENCE & TECHNOLOGY
                                             ------------------------------------------------------------------
                                             YEAR ENDED         YEAR ENDED        YEAR ENDED        YEAR ENDED
                                             DEC. 31/00         DEC. 31/99        DEC. 31/00        DEC. 31/99
                                             ------------------------------------------------------------------
Income:
  Dividends                                  $    548,910      $    891,478      $  1,118,209      $  2,459,232
Expenses:
  Mortality and expense risks, and
    administrative charges                         96,131           108,666           308,316           111,705
                                             ------------------------------------------------------------------
Net investment income (loss) during the
  year                                            452,779           782,812           809,893         2,347,527
Net realized gain (loss) during the year         (373,361)         (225,546)        6,027,471         1,200,045
Unrealized appreciation (depreciation)
  during the year                               3,308,154        (2,009,468)      (27,894,294)       10,833,388
                                             ------------------------------------------------------------------
Net increase (decrease) in assets from
  operations                                    3,387,572        (1,452,202)      (21,056,930)       14,380,960
                                             ------------------------------------------------------------------
Changes from principal transactions:
  Transfer of net premiums                      1,902,266         2,273,286        23,717,592         7,569,309
  Transfer on terminations                     (1,529,570)       (2,001,726)       (3,000,348)         (835,547)
  Transfer on policy loans                       (152,860)          (97,819)         (129,110)         (128,372)
  Net interfund transfers                        (473,949)       (3,836,514)        7,234,394         7,353,863
                                             ------------------------------------------------------------------
Net increase (decrease) in assets from
  principal transactions                         (254,113)       (3,662,773)       27,822,528        13,959,253
                                             ------------------------------------------------------------------
Total increase (decrease) in assets             3,133,459        (5,114,975)        6,765,598        28,340,213

Assets beginning of year                       14,032,899        19,147,874        35,392,816         7,052,603
                                             ------------------------------------------------------------------
Assets end of year                           $ 17,166,358      $ 14,032,899      $ 42,158,414      $ 35,392,816
                                             ==================================================================

* Reflects the period from commencement of operations May 1, 1999 through December 31, 1999.

** Reflects the period from commencement of operations May 2, 2000 through December 31, 2000.

See accompanying notes.

                                  SUB-ACCOUNT
---------------------------------------------------------------------------------
 SMALL CAP INDEX         SMALL COMPANY BLEND             SMALL COMPANY VALUE
---------------------------------------------------------------------------------
  PERIOD ENDED       YEAR ENDED     PERIOD ENDED     YEAR ENDED       YEAR ENDED
  DEC. 31/00**       DEC. 31/00     DEC. 31/99*      DEC. 31/00       DEC. 31/99
---------------------------------------------------------------------------------
  $  1,534          $   133,872      $   4,498      $     2,007      $       248


        58                5,510            530           11,945            4,096
---------------------------------------------------------------------------------
     1,476              128,362          3,968           (9,938)          (3,848)
        75               24,165            960           64,625           34,012

    (2,773)            (568,390)        39,165           82,411           99,631
---------------------------------------------------------------------------------

    (1,222)            (415,863)        44,093          137,098          129,795
---------------------------------------------------------------------------------

     4,377              661,522         25,426        1,025,807          249,987
      (373)             (31,361)        (2,182)         (79,835)         (30,096)
        --              (10,610)           (41)         (11,079)          (6,213)
    40,916              894,978        168,745          262,214          704,288
---------------------------------------------------------------------------------

    44,920            1,514,529        191,948        1,197,107          917,966
---------------------------------------------------------------------------------
    43,698            1,098,666        236,041        1,334,205        1,047,761

        --              236,041             --        1,126,903           79,142
---------------------------------------------------------------------------------
  $ 43,698          $ 1,334,707      $ 236,041      $ 2,461,108      $ 1,126,903
=================================================================================

               The Manufacturers Life Insurance Company of America
                              Separate Account Four

         Statements of Operations and Changes in Contract Owners' Equity

                     Years ended December 31, 2000 and 1999

                                                                       SUB-ACCOUNT
                                             --------------------------------------------------------------
                                                    STRATEGIC BOND                     TOTAL RETURN
                                             --------------------------------------------------------------
                                              YEAR ENDED       YEAR ENDED       YEAR ENDED     PERIOD ENDED
                                              DEC. 31/00       DEC. 31/99       DEC. 31/00      DEC. 31/99*
                                             --------------------------------------------------------------
Income:
  Dividends                                  $    85,997      $    70,133      $    27,495      $      --
Expenses:
  Mortality and expense risks, and
    administrative charges                         6,711            7,044           15,109          1,187
                                             --------------------------------------------------------------
Net investment income (loss) during the
  year                                            79,286           63,089           12,386         (1,187)
Net realized gain (loss) during the year         (41,693)         (32,990)          22,935          4,906
Unrealized appreciation (depreciation)
  during the year                                 28,826          (11,082)         277,035            368
                                             --------------------------------------------------------------
Net increase (decrease) in assets from
  operations                                      66,419           19,017          312,356          4,087
                                             --------------------------------------------------------------
Changes from principal transactions:
  Transfer of net premiums                       134,439          270,594        1,516,546         15,252
  Transfer on terminations                       (42,241)         (48,315)         (75,925)        (5,447)
  Transfer on policy loans                        (3,131)          (7,840)              --             --
  Net interfund transfers                       (404,574)        (217,962)       2,577,623        286,216
                                             --------------------------------------------------------------
Net increase (decrease) in assets from
  principal transactions                        (315,507)          (3,523)       4,018,244        296,021
                                             --------------------------------------------------------------
Total increase (decrease) in assets             (249,088)          15,494        4,330,600        300,108

Assets beginning of year                       1,278,721        1,263,227          300,108             --
                                             --------------------------------------------------------------
Assets end of year                           $ 1,029,633      $ 1,278,721      $ 4,630,708      $ 300,108



* Reflects the period from commencement of operations May 1, 1999 through December 31, 1999.

** Reflects the period from commencement of operations May 2, 2000 through December 31, 2000.

See accompanying notes.

                                       SUB-ACCOUNT
-------------------------------------------------------------------------------------
TOTAL STOCK MARKET
      INDEX           U.S. GOVERNMENT SECURITIES            U.S. LARGE CAP VALUE
-------------------------------------------------------------------------------------
  PERIOD ENDED        YEAR ENDED       YEAR ENDED       YEAR ENDED      PERIOD ENDED
  DEC. 31/00**        DEC. 31/00       DEC. 31/99       DEC. 31/00      DEC. 31/99*
-------------------------------------------------------------------------------------
  $    12,374        $   162,231      $   125,143      $     7,307      $        --


        2,888             14,820           19,463            9,544            4,379
-------------------------------------------------------------------------------------

        9,486            147,411          105,680           (2,237)          (4,379)
       (1,756)           (46,024)         (43,062)          67,805          (10,928)

     (140,552)           123,103          (86,051)         (30,733)          48,703
-------------------------------------------------------------------------------------

     (132,822)           224,490          (23,433)          34,835           33,396
-------------------------------------------------------------------------------------

        2,071            491,787          931,141          659,231           48,789
      (24,855)          (463,269)        (111,231)         (95,636)         (37,726)
           --            (31,242)          (1,783)          14,332          (15,190)
    1,478,869           (179,509)      (1,908,556)          19,431        1,396,742
-------------------------------------------------------------------------------------

    1,456,085           (182,233)      (1,090,429)         597,358        1,392,615
-------------------------------------------------------------------------------------
    1,323,263             42,257       (1,113,862)         632,193        1,426,011

           --          2,531,572        3,645,434        1,426,011               --
-------------------------------------------------------------------------------------
  $ 1,323,263        $ 2,573,829      $ 2,531,572      $ 2,058,204      $ 1,426,011
=====================================================================================

               The Manufacturers Life Insurance Company of America
                              Separate Account Four

         Statements of Operations and Changes in Contract Owners' Equity

                     Years ended December 31, 2000 and 1999


                                                                         SUB-ACCOUNT
                                                        -----------------------------------------------
                                                                                              WORLDWIDE
                                                                     VALUE                      GROWTH
                                                        -----------------------------------------------
                                                        YEAR ENDED          YEAR ENDED        YEAR ENDED
                                                        DEC. 31/00          DEC. 31/99        DEC. 31/99
                                                        -----------------------------------------------
Income:
     Dividends                                          $        --        $   104,384        $   6,399
Expenses:
     Mortality and expense risks, and
          administrative charges                             24,109             29,270            1,502
                                                        -----------------------------------------------
Net investment income (loss) during the year                (24,109)            75,114            4,897
Net realized gain (loss) during the year                   (100,839)          (107,245)          46,114
Unrealized appreciation (depreciation) during
     the year                                             1,097,226             25,016          (17,078)
                                                        -----------------------------------------------
Net increase (decrease) in assets from operations           972,278             (7,115)          33,933
                                                        -----------------------------------------------

Changes from principal transactions:
     Transfer of net premiums                             1,034,204          1,736,465           40,904
     Transfer on terminations                              (224,326)          (346,470)         (13,226)
     Transfer on policy loans                                 3,564              1,434           (2,288)
     Net interfund transfers                               (394,919)        (3,882,692)        (568,190)
                                                        -----------------------------------------------
Net increase (decrease) in assets from principal
     transactions                                           418,523         (2,491,263)        (542,800)
                                                        -----------------------------------------------
Total increase (decrease) in assets                       1,390,801         (2,498,378)        (508,867)

Assets beginning of year                                  3,322,459          5,820,837          508,867
                                                        -----------------------------------------------
Assets end of year                                      $ 4,713,260        $ 3,322,459        $      --
                                                        ===============================================


** Reflects the period from commencement of operations May 2, 2000 through December 31, 2000.


See accompanying notes.

        SUB-ACCOUNT
      ------------------------------------------------------
         500 INDEX                       TOTAL
      ------------------------------------------------------
       PERIOD ENDED**       YEAR ENDED           YEAR ENDED
         DEC. 31/00         DEC. 31/00           DEC. 31/99
      ------------------------------------------------------
         $     512        $  33,640,178        $  22,318,341


               397            3,367,318            2,472,704
      ------------------------------------------------------
               115           30,272,860           19,845,637
            (2,289)          23,929,759           15,845,664
           (16,787)         (98,403,823)          48,759,040
      ------------------------------------------------------
           (18,961)         (44,201,204)          84,450,341
      ------------------------------------------------------

           266,299          156,665,425           90,460,514
            (6,826)         (54,308,095)         (32,383,279)
           (21,009)          (2,312,875)          (3,391,895)
            28,758             (132,679)            (471,653)
      ------------------------------------------------------

           267,222           99,911,776           54,213,687
      ------------------------------------------------------
           248,261           55,710,572          138,664,028

                --          470,755,421          332,091,393
      ------------------------------------------------------
         $ 248,261        $ 526,465,993        $ 470,755,421
      ======================================================

               The Manufacturers Life Insurance Company of America
                             Separate Account Four

                          Notes to Financial Statements

                                December 31, 2000

1. ORGANIZATION

The Manufacturers Life Insurance Company of America Separate Account Four (the Account) is a separate account established by the Manufacturers Life Insurance Company of America (the Company). The Account operates as a Unit Investment Trust under the Investment Company Act of 1940, as amended and invests in forty-seven sub-accounts of Manufacturers Investment Trust (the Trust). The Account is a funding vehicle for allocation of net premiums under variable universal life insurance contracts (the Contracts) issued by the Company. The Account was established by the Company, a life insurance company organized in 1983 under Michigan law. The Company is an indirect, wholly-owned subsidiary of The Manufacturers Life Insurance Company (Manulife Financial), a Canadian life insurance company. Each investment sub-account invests solely in shares of a particular portfolio of the Trust. The Trust is registered under the Investment Company Act of 1940 as an open-end management investment company.

The Company is required to maintain assets in the Account with a total market value at least equal to the reserves and other liabilities relating to the variable benefits under all contracts participating in the Account. These assets may not be charged with liabilities which arise from any other business the Company conducts. However, all obligations under the variable contracts are general corporate obligations of the Company.

Additional assets are held in the Company's general account to cover the contingency that the guaranteed minimum death benefit might exceed the death benefit which would have been payable in the absence of such guarantee.

As the result of portfolio changes, effective May 2, 2000 the following sub-account of the Account has been replaced with a new fund as follows:

       PREVIOUS FUND                                 NEW FUND
   ------------------------------------------------------------------
   Mid Cap Growth Trust                         All Cap Growth Trust

               The Manufacturers Life Insurance Company of America
                             Separate Account Four

                    Notes to Financial Statements (continued)



1. ORGANIZATION (CONTINUED)

The following sub-accounts of the Account were added as investment options for variable universal life insurance contract holders of Manufacturers Life of
America:

                                                                      COMMENCEMENT OF OPERATIONS OF
                                                                           THE SUB-ACCOUNTS
                                                                      -----------------------------
Dynamic Growth Trust                                                         May 2, 2000
International Index Trust                                                    May 2, 2000
International Value Trust                                                    May 1, 1999
Internet Technologies Trust                                                  May 2, 2000
Mid Cap Index Trust                                                          May 2, 2000
Mid Cap Stock Trust                                                          May 1, 1999
Small Cap Index Trust                                                        May 2, 2000
Small Company Blend Trust                                                    May 1, 1999
Tactical Allocation Trust                                                    May 2, 2000
Total Return Trust                                                           May 1, 1999
Total Stock Market Index Trust                                               May 2, 2000
U.S. Large Cap Value Trust                                                   May 1, 1999
500 Index Trust                                                              May 2, 2000

2. SIGNIFICANT ACCOUNTING POLICIES

Investments are made in the portfolios of the Trust and are valued at the reported net asset value of such portfolios. Transactions are recorded on the trade date. Income from dividends is recorded on the ex-dividend date. Realized gains and losses on the sales of investments are computed on the basis of the identified cost of the investment sold.

In addition to the Account, a contract holder may also allocate funds to the Fixed Account, which is part of the Company's general account. Because of exemptive and exclusionary provisions, interests in the Fixed Account have not been registered under the Securities Act of 1933, and the Company's general account has not been registered as an investment company under the Investment Company Act of 1940.

              The Manufacturers Life Insurance Company of America
                             Separate Account Four

                    Notes to Financial Statements (continued)



2. SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

The operations of the Account are included in the federal income tax return of the Company, which is taxed as a life insurance company under the provisions of the Internal Revenue Code (the Code). Under the current provisions of the Code, the Company does not expect to incur federal income taxes on the earnings of the Account to the extent the earnings are credited under the contracts. Based on this, no charge is being made currently to the Account for federal income taxes. The Company will review periodically the status of such decision based on changes in the tax law. Such a charge may be made in future years for any federal income taxes that would be attributable to the contract.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that could affect the amounts reported the financial statements and accompanying notes. Such estimates and assumptions could change in the future as more information becomes known, which could impact the amounts reported and disclosed herein.

3. MORTALITY AND EXPENSE RISKS CHARGE

Manufacturers Life of America deducts from the assets of the Account a daily charge equivalent to annual rates between 0.55% and 0.65% of the average net value of the Account's assets for mortality and expense risks.

4. PREMIUM DEDUCTIONS

Manufacturers Life of America deducts certain charges for state, local, and federal taxes from the gross premium before placing the remaining net premiums in the sub-accounts.

              The Manufacturers Life Insurance Company of America
                             Separate Account Four

                    Notes to Financial Statements (continued)



5. PURCHASES AND SALES OF INVESTMENTS

The following table shows aggregate cost of shares purchased and proceeds from sales of each Trust portfolio for the year ended December 31, 2000:

                                                  PURCHASES           SALES
                                                ------------------------------
         Aggressive Growth Trust                $ 6,428,746       $ 1,551,114
         All Cap Growth Trust                     9,192,300         4,016,095
         Balanced Trust                           6,824,658        12,702,636
         Blue Chip Growth Trust                  18,580,712         9,540,671
         Diversified Bond Trust                   4,554,026         2,408,446
         Dynamic Growth Trust                     1,126,965           626,320
         Emerging Small Company Trust            23,899,597        14,577,205
         Equity Income Trust                      5,431,388         6,925,615
         Equity Index Trust                      20,140,491        14,004,140
         Global Bond Trust                        2,388,773         2,284,583
         Global Equity Trust                      4,179,869         3,853,646
         Growth Trust                            20,139,091         5,842,289
         Growth and Income Trust                 11,835,900        10,317,615
         High Yield Trust                         3,382,871         2,418,772
         Income and Value Trust                   6,217,937         2,693,183
         International Index Trust                   54,150             6,322
         International Small Cap Trust            7,957,320         3,159,351
         International Stock Trust                8,024,708         3,833,689
         International Value Trust                3,673,844         2,103,297
         Internet Technologies Trust                465,812           184,214
         Investment Quality Bond Trust            4,420,045         7,531,905
         Large Cap Growth Trust                   6,941,387         3,673,409
         Lifestyle Aggressive 1000 Trust            203,518           266,146
         Lifestyle Balanced 640 Trust             3,395,241         1,012,718
         Lifestyle Conservative 280 Trust           474,669           668,423
         Lifestyle Growth 820 Trust                 821,426         1,046,960
         Lifestyle Moderate 460 Trust               524,928           587,943
         Mid Cap Blend Trust                     13,718,703         5,836,197
         Mid Cap Index Trust                        273,801            22,593
         Mid Cap Stock Trust                        478,661           262,873
         Money Market Trust                      36,597,319        24,089,015

              The Manufacturers Life Insurance Company of America
                             Separate Account Four

                    Notes to Financial Statements (continued)



5. PURCHASES AND SALES OF INVESTMENTS (CONTINUED)

                                                    PURCHASES           SALES
                                                  -------------------------------
         Overseas Trust                           $  3,680,450       $    681,636
         Pacific Rim Emerging Markets Trust          3,847,573          2,636,040
         Quantitative Equity Trust                  10,886,892          7,403,653
         Real Estate Securities Trust                3,223,659          3,024,995
         Science and Technology Trust               42,431,391         13,798,970
         Small Cap Index Trust                          62,244             15,847
         Small Company Blend Trust                   2,187,892            545,001
         Small Company Value Trust                   1,833,051            645,883
         Strategic Bond Trust                          858,766          1,094,988
         Total Return Trust                          5,086,140          1,055,509
         Total Stock Market Index                    1,497,859             32,288
         U.S. Government Securities Trust            1,615,381          1,650,203
         U.S. Large Cap Value Trust                  2,383,141          1,788,020
         Value Trust                                 2,629,563          2,235,149
         500 Index Trust                               418,895            151,560
                                                  -------------------------------
         Total                                    $314,991,753       $184,807,127
                                                  ===============================

6. UNIT VALUES

A summary of the accumulation unit values at December 31, 2000 and 1999 and the accumulation units and dollar value outstanding at December 31, 2000 for the variable universal life contracts are as follows:

                                                 1999                        2000
                                                ----------------------------------------------------
                                                 UNIT          UNIT
                                                 VALUE         VALUE         UNITS         DOLLARS
                                                ----------------------------------------------------
Aggressive Growth Trust:
Individual Variable Life Type L Contracts       $ 19.81       $ 20.28       198,853       $4,032,298
Corporate Variable Life Type K Contracts             --         14.69        91,301        1,341,581
                                                                                          ----------
                                                                                           5,373,879

              The Manufacturers Life Insurance Company of America
                             Separate Account Four

                    Notes to Financial Statements (continued)



6. UNIT VALUES (CONTINUED)

                                                 1999                                    2000
                                                -----------------------------------------------------------------
                                                 UNIT                 UNIT
                                                 VALUE                VALUE              UNITS         DOLLARS
                                                -----------------------------------------------------------------
All Cap Growth Trust:
 Individual Variable Life Type L Contracts      $ 27.85              $ 24.68            339,322       $ 8,375,757
 Corporate Variable Life Type K Contracts            --                12.81             32,663           418,322
                                                                                                      -----------
                                                                                                        8,794,079
Balanced Trust:
 Individual Variable Life Type L Contracts        32.88                29.62          1,375,338        40,736,519
 Corporate Variable Life Type K Contracts            --                11.03              4,795            52,878
                                                                                                      -----------
                                                                                                       40,789,397
                                                                                                      -----------
Blue Chip Growth Trust:
 Individual Variable Life Type L Contracts        24.15                23.33          1,571,857        36,677,418
 Corporate Variable Life Type K Contracts         12.90                12.48            217,979         2,719,979
                                                                                                      -----------
                                                                                                       39,397,397
Diversified Bond Trust:
 Individual Variable Life Type L Contracts        12.75                13.97            160,579         2,243,401
 Corporate Variable Life Type K Contracts         12.40                13.61            104,001         1,414,996
                                                                                                      -----------
                                                                                                        3,658,397
Dynamic Growth Trust:
 Individual Variable Life Type L Contracts           --                 7.95             22,876           181,774
 Corporate Variable Life Type K Contracts            --                 7.95             11,127            88,472
                                                                                                      -----------
                                                                                                          270,246
Emerging Small Company Trust:
 Individual Variable Life Type L Contracts       107.98               102.67            774,559        79,526,051
 Corporate Variable Life Type K Contracts            --                15.12             65,532           990,716
                                                                                                      -----------
                                                                                                       80,516,767
Equity Income Trust:
 Individual Variable Life Type L Contracts        16.23                18.21            430,470         7,840,873
 Corporate Variable Life Type K Contracts            --                13.40              1,217            16,306
                                                                                                      -----------
                                                                                                        7,857,179
Equity Index Trust:
 Individual Variable Life Type L Contracts        23.18                20.90          1,798,688        37,584,072
 Corporate Variable Life Type K Contracts         12.94                11.67            185,366         2,163,240
                                                                                                      -----------
                                                                                                       39,747,312

              The Manufacturers Life Insurance Company of America
                             Separate Account Four

                    Notes to Financial Statements (continued)



6. UNIT VALUES (CONTINUED)

                                                 1999                                   2000
                                                ---------------------------------------------------------------
                                                 UNIT                 UNIT
                                                 VALUE                VALUE             UNITS         DOLLARS
                                                ---------------------------------------------------------------
Global Bond Trust:
 Individual Variable Life Type L Contracts      $  13.04             $  13.18          30,064       $   396,180
 Corporate Variable Life Type K Contracts             --                12.45             246             3,057
                                                                                                    -----------
                                                                                                        399,237
Global Equity Trust:
 Individual Variable Life Type L Contracts         16.68                18.59         181,138         3,367,688
 Corporate Variable Life Type K Contracts             --                14.13          11,832           167,137
                                                                                                    -----------
                                                                                                      3,534,825
Growth Trust:
 Individual Variable Life Type L Contracts         25.02                18.08         772,053        13,956,563
 Corporate Variable Life Type K Contracts             --                 9.91         129,288         1,281,356
                                                                                                    -----------
                                                                                                     15,237,919
Growth and Income Trust:
 Individual Variable Life Type L Contracts         22.88                21.11       1,251,734        26,429,434
 Corporate Variable Life Type K Contracts          12.81                11.84          57,912           685,416
                                                                                                    -----------
                                                                                                     27,114,850
High Yield Trust:
 Individual Variable Life Type L Contracts         15.11                13.67         281,021         3,841,408
 Corporate Variable Life Type K Contracts          12.71                11.51          17,304           199,154
                                                                                                    -----------
                                                                                                      4,040,562
Income and Value Trust:
 Individual Variable Life Type L Contracts         15.13                15.77         376,917         5,944,042
 Corporate Variable Life Type K Contracts          12.66                13.21          22,852           301,885
                                                                                                    -----------
                                                                                                      6,245,927
International Index Trust:
 Individual Variable Life Type L Contracts            --                11.22           3,964            44,478

International Small Cap Trust:
 Individual Variable Life Type L Contracts         25.65                18.06         223,637         4,038,198
 Corporate Variable Life Type K Contracts             --                11.28          17,832           201,161
                                                                                                    -----------
                                                                                                      4,239,359

              The Manufacturers Life Insurance Company of America
                             Separate Account Four

                    Notes to Financial Statements (continued)



6. UNIT VALUES (CONTINUED)

                                                  1999                          2000
                                                ---------------------------------------------------------
                                                  UNIT           UNIT
                                                  VALUE          VALUE          UNITS           DOLLARS
                                                ---------------------------------------------------------
International Stock Trust:
 Individual Variable Life Type L Contracts      $  17.50       $  14.50       1,201,169       $17,419,755
 Corporate Variable Life Type K Contracts             --          11.81          16,743           197,771
                                                                                              -----------
                                                                                               17,617,526
International Value Trust:
 Individual Variable Life Type L Contracts         12.92          12.01         149,807         1,799,281
 Corporate Variable Life Type K Contracts             --          12.42           3,603            44,764
                                                                                              -----------
                                                                                                1,844,045
Internet Technologies Trust:
 Individual Variable Life Type L Contracts            --           7.00          18,568           129,976
 Corporate Variable Life Type K Contracts             --           7.00             300             2,099
                                                                                              -----------
                                                                                                  132,075
Investment Quality Bond Trust:
 Individual Variable Life Type L Contracts         14.26          15.50       1,042,595        16,160,312
 Corporate Variable Life Type K Contracts             --          13.48           9,444           127,268
                                                                                              -----------
                                                                                               16,287,580
Large Cap Growth Trust:
 Individual Variable Life Type L Contracts         18.93          16.13         414,275         6,683,067
 Corporate Variable Life Type K Contracts             --          11.49          43,563           500,720
                                                                                              -----------
                                                                                                7,183,787
Lifestyle Aggressive 1000 Trust:
 Individual Variable Life Type K Contracts         16.92          15.95          42,247           673,805

Lifestyle Balanced 640 Trust:
 Individual Variable Life Type L Contracts         16.47          16.78         219,761         3,687,280
 Corporate Variable Life Type K Contracts             --          13.24          12,099           160,145
                                                                                              -----------
                                                                                                3,847,425
Lifestyle Conservative 280 Trust:
 Individual Variable Life Type L Contracts         15.47          16.55          17,741           293,688

              The Manufacturers Life Insurance Company of America
                             Separate Account Four

                    Notes to Financial Statements (continued)



6. UNIT VALUES (CONTINUED)

                                                  1999                              2000
                                                -----------------------------------------------------------
                                                  UNIT            UNIT
                                                  VALUE           VALUE             UNITS         DOLLARS
                                                -----------------------------------------------------------
Lifestyle Growth 820 Trust:
 Individual Variable Life Type L Contracts      $    17.32       $  16.69          87,705       $ 1,463,745
 Corporate Variable Life Type K Contracts               --          12.85           3,616            46,460
                                                                                                -----------
                                                                                                  1,510,205
Lifestyle Moderate 460 Trust:
 Individual Variable Life Type L Contracts           16.12          16.70           9,690           161,825
 Corporate Variable Life Type K Contracts               --          13.20          10,095           133,208
                                                                                                -----------
                                                                                                    295,033
Mid-Cap Blend Trust:
 Individual Variable Life Type L Contracts           18.48          17.19         803,981        13,817,796
 Corporate Variable Life Type K Contracts            13.73          12.78          59,700           763,055
                                                                                                -----------
                                                                                                 14,580,851
Mid Cap Index Trust:
 Individual Variable Life Type L Contracts              --          13.34          18,407           245,492

Mid Cap Stock Trust:
 Individual Variable Life Type L Contracts           12.55          11.97          31,783           380,467

Money Market Trust:
 Individual Variable Life Type L Contracts           17.43          18.33       1,742,733        31,946,831
 Corporate Variable Life Type K Contracts            12.57          13.23         632,823         8,373,442
                                                                                                -----------
                                                                                                 40,320,273
Overseas Trust:
 Individual Variable Life Type L Contracts           18.64          15.05          99,085         1,491,124
 Corporate Variable Life Type K Contracts            14.38          11.62         124,012         1,441,463
                                                                                                -----------
                                                                                                  2,932,587
Pacific Rim Emerging Markets Trust:
 Individual Variable Life Type L Contracts           11.42           8.58         577,244         4,952,181
 Corporate Variable Life Type K Contracts               --          10.47          17,853           186,983
                                                                                                -----------
                                                                                                  5,139,164

              The Manufacturers Life Insurance Company of America
                             Separate Account Four

                    Notes to Financial Statements (continued)



6. UNIT VALUES (CONTINUED)

                                                 1999                             2000
                                                ----------------------------------------------------------
                                                 UNIT            UNIT
                                                 VALUE           VALUE            UNITS          DOLLARS
                                                ----------------------------------------------------------
Quantitative Equity Trust:
 Individual Variable Life Type L Contracts      $  62.97       $   66.50         688,089       $45,758,095
 Corporate Variable Life Type K Contracts             --           13.81          30,449           420,642
                                                                                               -----------
                                                                                                46,178,737
Real Estate Securities Trust:
 Individual Variable Life Type L Contracts         31.86           39.79         430,066        17,111,430
 Corporate Variable Life Type K Contracts             --           15.59           3,523            54,928
                                                                                               -----------
                                                                                                17,166,358
Science and Technology Trust:
 Individual Variable Life Type L Contracts         39.51           25.89       1,488,326        38,529,162
 Corporate Variable Life Type K Contracts          15.00            9.84         368,877         3,629,252
                                                                                               -----------
                                                                                                42,158,414
Small Cap Index Trust:
 Individual Variable Life Type L Contracts            --           11.65           3,750            43,698

Small Company Blend Trust:
 Individual Variable Life Type L Contracts         16.00           12.76          95,417         1,217,642
 Corporate Variable Life Type K Contracts             --           11.21          10,439           117,065
                                                                                               -----------
                                                                                                 1,334,707
Small Company Value Trust:
 Individual Variable Life Type L Contracts          9.11            9.59         251,772         2,414,592
 Corporate Variable Life Type K Contracts             --           14.19           3,278            46,516
                                                                                               -----------
                                                                                                 2,461,108
Strategic Bond Trust:
 Individual Variable Life Type L Contracts         13.87           14.79          69,600         1,029,633

Total Return Trust:
 Individual Variable Life Type L Contracts         12.32           13.57         150,463         2,042,313
 Corporate Variable Life Type K Contracts             --           13.60         190,299         2,588,395
                                                                                               -----------
                                                                                                 4,630,708

              The Manufacturers Life Insurance Company of America
                             Separate Account Four

                    Notes to Financial Statements (continued)



6. UNIT VALUES (CONTINUED)

                                                 1999                            2000
                                                ----------------------------------------------------------
                                                 UNIT             UNIT
                                                 VALUE            VALUE          UNITS          DOLLARS
                                                ----------------------------------------------------------
Total Stock Market Index Trust:
 Individual Variable Life Type L Contracts      $      --       $   11.20       118,184       $  1,323,263

U.S. Government Securities Trust:
 Individual Variable Life Type L Contracts          11.62           12.80       172,286          2,204,750
 Corporate Variable Life Type K Contracts              --           13.64        27,059            369,079
                                                                                              ------------
                                                                                                 2,573,829
U.S. Large Cap Value Trust:
 Individual Variable Life Type L Contracts          12.78           13.06       143,921          1,879,014
 Corporate Variable Life Type K Contracts              --           13.01        13,771            179,190
                                                                                              ------------
                                                                                                 2,058,204
Value Trust:
 Individual Variable Life Type L Contracts          13.57           16.80       273,446          4,594,010
 Corporate Variable Life Type K Contracts              --           14.99         7,955            119,250
                                                                                              ------------
                                                                                                 4,713,260
500 Index Trust:
 Individual Variable Life Type L Contracts             --           11.26         9,628            108,369
 Corporate Variable Life Type K Contracts              --           11.28        12,407            139,892
                                                                                              ------------
                                                                                                   248,261
                                                                                              ------------
Total                                                                                         $526,465,993
                                                                                              ============

7. RELATED PARTY TRANSACTIONS

ManEquity, Inc., a registered broker-dealer and indirect wholly-owned subsidiary of Manulife Financial, acts as the principal underwriter of the Contracts pursuant to a Distribution Agreement with Manufacturers Life of America. Registered representatives of either ManEquity, Inc. or other broker-dealers having distribution agreements with ManEquity, Inc. who are also authorized as variable life insurance agents under applicable state insurance laws, sell the Contracts. Registered representatives are compensated on a commission basis.

              The Manufacturers Life Insurance Company of America
                             Separate Account Four

                    Notes to Financial Statements (continued)



7. RELATED PARTY TRANSACTIONS (CONTINUED)

Manufacturers Life of America has a formal service agreement with its affiliates, Manulife Financial and The Manufacturers Life Insurance Company (U.S.A.), which can be terminated by either party upon two months notice. Under this Agreement, Manufacturers Life of America pays for legal, actuarial, investment and certain other administrative services.

                                     PART II

                               OTHER INFORMATION

PART II. OTHER INFORMATION

Representation of Insurer Pursuant to Section 26 of the Investment Company Act of 1940

The Manufacturers Life Insurance Company of America hereby represents that the fees and charges deducted under the Policy issued pursuant to this registration statement, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the Company.

CONTENTS OF REGISTRATION STATEMENT

This registration statement comprises the following papers and documents:


            The facing sheet;
            Cross Reference Sheet
            The Prospectus, consisting of [  ] pages;
            Representation of Insurer pursuant to Section 26 of the Investment Company Act of 1940;

            The Signatures;
            Written consents of the following persons:
                  Ernst & Young LLP-Filed Herein
                  Opinion and Consent of Actuary- Filed Herein


The following exhibits are filed, or are incorporated by reference to the designated filings, as part of this registration statement:

1. Copies of all exhibits required by paragraph A of the instructions as to exhibits in Form N-8B-2 are set forth below under designations based on such instructions:

        A(1) Resolutions of Board of Directors of The Manufacturers Life Insurance Company of America establishing Separate Account Four. Previously filed with pre-effective amendment no. 1 to this registration statement, filed August 28, 1998.

        A(3)(a)(i)      Distribution Agreement between The Manufacturers Life
                        Insurance Company of America and ManEquity, Inc. dated
                        August 11, 1987. Previously filed with pre-effective amendment no. 1 to this registration statement, filed
                        August 28, 1998.

        A(3)(a)(ii)     Amendment to Distribution Agreement between The
                        Manufacturers Life Insurance Company of America and
                        ManEquity, Inc. dated July 2, 1991. Previously filed with pre-effective amendment no. 1 to this registration statement, filed August 28, 1998.

        A(3)(a)(iii)    Supplemental Agreement to Distribution Agreement
                        between The Manufacturers Life Insurance Company of
                        America and ManEquity, Inc. dated October 1, 1992.
                        Previously filed with pre-effective amendment no. 1 to this registration statement, filed August 28, 1998.

        A(3)(b)(i)      Specimen agreement between ManEquity, Inc. and
                        registered representatives. Previously filed with pre-effective amendment no. 1 to this registration statement, filed August 28, 1998.

        A(3)(b)(ii)     Specimen agreement between The Manufacturers Life
                        Insurance Company of America and registered representatives. Previously filed with pre-effective amendment no. 1 to this registration statement, filed
                        August 28, 1998.

        A(3)(b)(iii)    Specimen agreement between ManEquity, Inc. and dealers.
                        Previously filed with pre-effective amendment no. 1 to this registration statement, filed August 28, 1998.

        A(3)(b)(iv)     Specimen agreement between The Manufacturers Life
                        Insurance Company of America and dealers. Previously filed with pre-effective amendment no. 1 to this registration statement, filed August 28, 1998.

        A(3)(c) Schedule of Sales Commissions. Previously filed with pre-effective amendment no. 1 to this registration statement, filed August 28, 1998.

        A(5)(a) Form of Flexible Premium Variable Universal Life Insurance Policy FTIO Rider form 121 and Unisex endorsement form. Previously filed as Exhibit A(5)(a) to the initial registration statement on Form S-6, file number 333-51293, filed April 29, 1998.

        A(6)(a)         Restated Articles of Redomestication of the Company.
                        Incorporated by reference to Exhibit A(6)(a) to post-effective amendment no. 20 to the registration statement on Form S-6, file number 33-13774, filed April 26, 1996.

        A(6)(b) By-Laws of the Company. Incorporated by reference to Exhibit A(6)(b) to post-effective amendment no. 20 to the registration statement on Form S-6, file number 33-13774, filed April 26, 1996.

        A(8)(a)(i)      Service Agreement between The Manufacturers Life
                        Insurance Company and The Manufacturers Life Insurance
                        Company of America dated June 1, 1988. Previously filed with pre-effective amendment no. 1 to this registration statement, filed August 28, 1998.

        A(8)(a)(ii)     Amendment to Service Agreement between The Manufacturers
                        Life Insurance Company and The Manufacturers Life
                        Insurance Company of America dated December 31, 1992.
                        Previously filed with pre-effective amendment no. 1 to this registration statement, filed August 28, 1998.

        A(8)(a)(iii)    Amendment to Service Agreement between The
                        Manufacturers Life Insurance Company and The
                        Manufacturers Life Insurance Company of America dated
                        May 31, 1993. Previously filed with pre-effective amendment no. 1 to this registration statement, filed
                        August 28, 1998.

        A(8)(a)(iv)     Amendment to Service Agreement between The Manufacturers
                        Life Insurance Company and The Manufacturers Life
                        Insurance Company of America dated June 30, 1993.
                        Previously filed with pre-effective amendment no. 1 to this registration statement, filed August 28, 1998.

        A(8)(a)(v)      Amendment to Service Agreement between The Manufacturers
                        Life Insurance Company and The Manufacturers Life
                        Insurance Company of America dated December 31, 1996.
                        Previously filed with pre-effective amendment no. 1 to this registration statement, filed August 28, 1998.

        A(8)(a)(vi)     Amendment to Service Agreement between The Manufacturers
                        Life Insurance Company and The Manufacturers Life
                        Insurance Company of America dated May 31, 1998.
                        Previously filed with pre-effective amendment no. 1 to this registration statement, filed August 28, 1998.

        A(8)(b) Stoploss Reinsurance Agreement between The Manufacturers Life Insurance Company of America and The Manufacturers Life Insurance Company dated January 1, 1988. Previously filed with pre-effective amendment no. 1 to this registration statement, filed August 28, 1998.

        A(8)(c)(i)      Service Agreement between The Manufacturers Life
                        Insurance Company and ManEquity, Inc. dated January 2,
                        1991. Previously filed with pre-effective amendment no.
                        1 to this registration statement, filed August 28, 1998.

        A(8)(c)(ii)     Amendment to Service Agreement between The Manufacturers
                        Life Insurance Company and ManEquity, Inc. dated March
                        1, 1994. Previously filed with pre-effective amendment no. 1 to this registration statement, filed August 28, 1998.

        A(8)(d)         Service Agreement with McCamish Systems, L.L.C.
                        Previously filed with pre-effective amendment no. 1 to this registration statement, filed August 28, 1998.

        A(10) Form of Application for Flexible Premium Variable Life Insurance Policy. Previously filed with pre-effective amendment no. 1 to this registration statement, filed August 28, 1998.


2           Consents of the following:

            A. Opinion and consent of James D. Gallagher, Esq., Secretary and General Counsel of the Manufacturers Life Insurance Company of America. Previously filed as
                        Exhibit 2A to pre-effective amendment no.1 to this registration statement, filed August 28, 1998.

            B.          Opinion and Consent of Paul Smalley, Actuary. -Filed
                        Herein

            C.          Consent of Ernst & Young LLP- Filed Herein

3 No financial statements are omitted from the prospectus pursuant to instruction 1(b) or (c) of Part I.

4           Not Applicable

6 Memorandum Regarding Issuance, Face Amount Increase, Redemption and Transfer Procedures for the Policies. Previously filed with pre-effective amendment no.1 to this registration statement, filed August 28, 1998.

7           Power of Attorney.

            Incorporated by reference to Exhibit 12 to post-effective amendment no. 10 to the registration statement on Form S-6, file number 33-52310, filed February 28, 1997.

            James P. O'Malley - Incorporated by reference to Exhibit 7 to initial registration statement made on Form S-6, file number 333-82449, filed July 8, 1999.

            Incorporated by reference to Exhibit 7 to post effective amendment no. 1 to the registration statement on Form S-6, file number 333-69719, filed February 25, 2000

                                   SIGNATURES



            Pursuant to the requirements of the Securities Act of 1933, the Registrant and the Depositor certify that they meet all the requirements for the effectiveness of this amendment to the Registration Statement pursuant to rule 485(b) under the Securities Act of 1933 and have duly caused this amendment to their Registration Statement to be signed on their behalf in the City of Toronto, Province of Ontario, Canada, on this 19th day of April, 2001.



SEPARATE ACCOUNT FOUR OF
THE MANUFACTURERS LIFE INSURANCE COMPANY OF AMERICA
(Registrant)

By: THE MANUFACTURERS LIFE INSURANCE
    COMPANY OF AMERICA
    (Depositor)


By: /s/ DONALD A. GULOIEN
    --------------------------------
    DONALD A. GULOIEN
    President

THE MANUFACTURERS LIFE
INSURANCE COMPANY OF AMERICA


By: /s/ DONALD A. GULOIEN
    --------------------------------
    DONALD A. GULOIEN
    President

                                   SIGNATURES



            Pursuant to the requirements of the Securities Act of 1933, this amended Registration Statement has been signed by the following persons in the capacities indicated on this 19th day of April, 2001.



Signature                                                            Title
*
------------------------------------                        Chairman and Director
 JOHN D. RICHARDSON

/s/ Donald A. Guloien                                       President and Director
------------------------------------                        (Principal Executive Officer)
 DONALD A. GULOIEN

*
------------------------------------                        Director
 SANDRA M. COTTER


/s/ JAMES D. GALLAGHER                                      Director
------------------------------------
 JAMES D. GALLAGHER

*
------------------------------------                        Director
 JAMES O'MALLEY

*
------------------------------------                        Director
 JOSEPH J. PIETROSKI


/s/ Denis Turner                                            Vice President, and Treasurer
------------------------------------                        (Principal Financial and Accounting Officer)
DENIS TURNER



   */s/ JAMES D. GALLAGHER
--------------------------
       JAMES D. GALLAGHER
       Pursuant to Power of Attorney

EXHIBIT INDEX

Item No.                Description
2A                      Opinion and Consent of Actuary

2B                      Consent of Ernst & Young